CORE FIXED INCOME Series
Fund Prospectus


February 28, 2008
(as revised May 5, 2008)


Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund
Nationwide Tax-Free Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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www.nationwidefunds.com
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                                           [NATIONWIDE(R) LOGO] NATIONWIDE
                                                               Funds(SM)

                                                               ON YOUR SIDE(R)

CORE FIXED INCOME Series

Fixed-income funds designed to form the foundation of an asset allocation program.

FUND AND CLASS                                                           TICKER
--------------------------------------------------------------------------------
Nationwide Bond Fund Class A                                              NBDAX
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Nationwide Bond Fund Class B                                              GBDBX
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Nationwide Bond Fund Class C                                              GBDCX
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Nationwide Bond Fund Class D                                              MUIBX
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Nationwide Bond Fund Class R                                              GBDRX
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Nationwide Bond Fund Institutional Class                                  GBDIX
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Nationwide Enhanced Income Fund Class A                                   NMEAX
--------------------------------------------------------------------------------
Nationwide Enhanced Income Fund Class R                                   GMERX
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Nationwide Enhanced Income Fund Institutional Class                       NMEIX
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Nationwide Enhanced Income Fund Institutional Service Class               NMESX
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Nationwide Government Bond Fund Class A                                   NUSAX
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Nationwide Government Bond Fund Class B                                   GGBBX
--------------------------------------------------------------------------------
Nationwide Government Bond Fund Class C                                   GGBCX
--------------------------------------------------------------------------------
Nationwide Government Bond Fund Class D                                   NAUGX
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Nationwide Government Bond Fund Class R                                   GGBRX
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Nationwide Government Bond Fund Institutional Class                       GGBIX
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Nationwide Money Market Fund Prime Shares                                 MIFXX
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Nationwide Money Market Fund Institutional Class                          GMIXX
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Nationwide Money Market Fund Service Class                                NWSXX
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Nationwide Short Duration Bond Fund Class A                               MCAPX
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Nationwide Short Duration Bond Fund Class C                               GGMCX
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Nationwide Short Duration Bond Fund IRA Class                             NMIRX
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Nationwide Short Duration Bond Fund Institutional Class                   MCAIX
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Nationwide Short Duration Bond Fund Service Class                         MCAFX
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Nationwide Tax-Free Income Fund Class A                                   NTFAX
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Nationwide Tax-Free Income Fund Class B                                   GTIBX
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Nationwide Tax-Free Income Fund Class C                                   GTICX
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Nationwide Tax-Free Income Fund Class D                                   NATFX
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

TABLE OF CONTENTS

3     KEY TERMS

4     SECTION 1: FUND SUMMARIES AND PERFORMANCE
      Nationwide Bond Fund
      Nationwide Enhanced Income Fund
      Nationwide Government Bond Fund
      Nationwide Money Market Fund
      Nationwide Short Duration Bond Fund
      Nationwide Tax-Free Income Fund

27    SECTION 2: FUND DETAILS
      Additional Information about Investments, Investment Techniques and Risks

30    SECTION 3: FUND MANAGEMENT
      Investment Adviser
      Subadviser
      Portfolio Management
      Multi-Manager Structure

32    SECTION 4: INVESTING WITH NATIONWIDE FUNDS
      Choosing a Share Class
      Sales Charges and Fees
      Revenue Sharing
      Contacting Nationwide Funds
      Buying Shares
      Fair Value Pricing
      Customer Identification Information
      Exchanging Shares
      Automatic Withdrawal Program
      Selling Shares
      Excessive or Short-Term Trading
      Exchange and Redemption Fees

46    SECTION 5: DISTRIBUTIONS AND TAXES
      Income and Capital Gains Distributions
      Selling and Exchanging Shares
      Other Tax Jurisdictions
      Tax Status for Retirement Plans and Other Tax-Deferred Accounts
      Backup Withholding

48    SECTION 6: FINANCIAL HIGHLIGHTS

                                                    CORE FIXED INCOME SERIES | 1

CORE FIXED INCOME Series

INTRODUCTION TO THE CORE FIXED INCOME SERIES

This prospectus provides information about six funds (the "Funds"), the shares of which are offered by Nationwide Mutual Funds (the "Trust"):

Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund
Nationwide Tax-Free Income Fund

These Funds are primarily intended:

o to help investors seek current income through investments in various government, corporate and short-term debt securities.

The following section summarizes key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO GUARANTEE THAT ANY OF THE FUNDS WILL MEET THEIR RESPECTIVE OBJECTIVES OR THAT THE FUNDS' PERFORMANCE WILL BE POSITIVE FOR ANY PERIOD OF TIME.

Each Fund's investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.


On May 5, 2008, shareholders of the Nationwide Tax-Free Income Fund approved an Agreement and Plan of Reorganization dated as of March 14, 2008 (the "Plan") under which the Nationwide Tax-Free Income Fund will be reorganized (the "Reorganization") with and into the Aberdeen Tax-Free Income Fund, a newly-created series of Aberdeen Funds, a Delaware statutory trust. Aberdeen Asset Management Inc. ("Aberdeen") will serve as the investment adviser to the Aberdeen Tax-Free Income Fund, and Credit Suisse Asset Management LLC will serve as its subadviser. Implementation of the Plan will occur on a date agreed to by the Trust and Aberdeen Funds, along with Aberdeen and Nationwide Fund Advisors, the investment adviser to the Nationwide Tax-Free Income Fund, which currently is expected to be in the second quarter of 2008.


A NOTE ABOUT SHARE CLASSES

o Nationwide Bond Fund and Nationwide Government Bond Fund offer eight share classes. Six of those classes are offered in this prospectus: Class A, Class B, Class C, Class D, Class R and Institutional Class.

o Nationwide Tax-Free Income Fund offers six share classes. Four of those classes are offered in this prospectus: Class A, Class B, Class C and Class D.

The Nationwide Bond Fund, Nationwide Government Bond Fund and Nationwide Tax-Free Income Fund also have Class X and Class Y shares which are offered in a separate prospectus and are available only to certain shareholders. If you owned Class X or Class Y shares of any of these Funds as of September 1, 2003, you may continue to purchase them and should refer to the separate prospectus for more information.

o Nationwide Enhanced Income Fund offers four share classes: Class A, Class R, Institutional Service Class and Institutional Class.

o Nationwide Money Market Fund offers three share classes: Service Class, Institutional Class and Prime Shares.

o Nationwide Short Duration Bond Fund offers four classes of shares: Class A, Class C, Service Class and Institutional Class.

IRA Class shares of the Nationwide Short Duration Bond Fund are closed to new investors, including any exchanges from other Nationwide Funds. Existing shareholders are permitted to continue to invest in the Fund both directly and through exchanges from other Nationwide Funds, as well as through dividend and capital gains reinvestments. The Fund will continue to monitor the cash flows from existing shareholders and may close the Fund to all further investments by existing shareholders at some point.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Each Fund may employ a "multi-manager" structure, which means that Nationwide Fund Advisors ("NFA" or the "Adviser"), as the Funds' investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for a Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 3, Fund Management: Multi-Manager Structure for more information.

2 | CORE FIXED INCOME SERIES

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

ASSET-BACKED SECURITIES - fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

COMMERCIAL PAPER - short-term debt instruments, usually unsecured, that are issued by banks and corporations in order to finance their short-term credit needs, such as accounts receivable or inventory, and that are acquired at either a discount or are interest bearing.

CORPORATE BONDS - debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

DERIVATIVE - a contract the value of which is based on the performance of an underlying financial asset, index or economic measure.

DURATION - related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond's value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

FIXED-INCOME SECURITIES - securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

HIGH-YIELD BONDS - fixed-income securities rated below investment grade by nationally recognized statistical rating organizations, including Moody's, Standard & Poor's and Fitch or unrated securities that Fund management believes are of comparable quality. These bonds are often referred to as "junk bonds". They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

INVESTMENT GRADE - the four highest rating categories of nationally recognized statistical rating organizations, including Moody's, Standard & Poor's and Fitch.

MATURITY - the time at which the principal amount of a bond is scheduled to be returned to investors.

MORTGAGE-BACKED SECURITIES - fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

MUNICIPAL OBLIGATIONS - fixed-income securities issued by, or on behalf of, states, cities and other local governmental entities, to pay for construction and other projects. They are loans that investors make to a governmental entity; the governmental entity gets the cash it needs to complete its project and the lenders earn interest payments and get their principal back. Municipal obligations that qualify pay interest that is generally exempt from federal income taxes, although certain investors may nonetheless be subject to federal alternative minimum tax.

TOTAL RETURN - investment return that reflects both capital appreciation or depreciation (increase or decrease in the market value of a security) and income (I.E., interest or dividends).

U.S. GOVERNMENT AGENCY SECURITIES - debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

U.S. GOVERNMENT SECURITIES - debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

                                                    CORE FIXED INCOME SERIES | 3

SECTION 1 NATIONWIDE BOND FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preserving capital.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in FIXED-INCOME SECURITIES that are INVESTMENT GRADE, including CORPORATE BONDS, U.S. GOVERNMENT SECURITIES and U.S. GOVERNMENT AGENCY SECURITIES. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations.

The Fund may also invest a portion of its assets in:

o     MORTGAGE-BACKED SECURITIES;

o     ASSET-BACKED SECURITIES;

o     foreign government and corporate bonds denominated in U.S. dollars;

o COMMERCIAL PAPER rated by a rating agency in one of the two highest rating categories;

o     HIGH-YIELD BONDS and

o     DERIVATIVES.

In selecting securities, the Fund's subadviser typically maintains an average portfolio DURATION of three to seven years.

The Fund's subadviser seeks value and may sell a security to take advantage of more favorable opportunities. The Fund's subadviser also may sell a bond as it gets closer to its MATURITY in order to maintain the Fund's target duration and achieve an attractive TOTAL RETURN.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

INTEREST RATE RISK - generally, when interest rates go up, the value of fixed-income securities goes down.

CREDIT RISK - a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower rated securities.

SELECTION RISK - the subadviser may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

PREPAYMENT RISK - certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

EXTENSION RISK - when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

CALL AND REDEMPTION RISK - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK - These securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit history, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

LOWER RATED SECURITIES RISK - refers to the risk that the Fund's investment in high-yield bonds and other lower rated bonds will subject the Fund to substantial risk of loss.

EVENT RISK - the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and the market value of a company's bonds may decline significantly.

DERIVATIVES RISK - the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying the derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

4 | CORE FIXED INCOME SERIES

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund's predecessor fund. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund's current 30-day yield.

ANNUAL TOTAL RETURNS - CLASS D SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

1998   1999    2000   2001   2002   2003   2004   2005   2006   2007
---------------------------------------------------------------------
8.36%  -2.79%  7.43%  9.84%  9.27%  6.39%  4.83%  3.13%  4.40%  6.10%

BEST QUARTER: 5.17% - 3RD QTR OF 2002
WORST QUARTER: -2.80% - 2ND QTR OF 2004

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007

                                                    1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Class A shares - Before Taxes(2)                     1.30%     3.76%      4.93%
-------------------------------------------------------------------------------
Class B shares - Before Taxes(2)                     0.11%     3.66%      4.75%
-------------------------------------------------------------------------------
Class C shares - Before Taxes(2,3)                   3.99%     3.97%      4.95%
-------------------------------------------------------------------------------
Class D shares - Before Taxes                        1.33%     4.01%      5.15%
-------------------------------------------------------------------------------
Class D shares - After Taxes on Distributions       -0.42%     2.28%      3.06%
-------------------------------------------------------------------------------
Class D shares - After Taxes on
   Distributions and Sales of Shares                 0.83%     2.40%      3.09%
-------------------------------------------------------------------------------
Class R shares - Before Taxes(2)                     5.42%     4.49%      5.40%
-------------------------------------------------------------------------------
Institutional Class shares - Before Taxes(2)         6.10%     4.96%      5.64%
-------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index(4)                  6.96%     4.42%      5.97%
-------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index(5)      7.25%     4.44%      6.01%
-------------------------------------------------------------------------------

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 Returns prior to the introduction of specific classes are based on both the previous performance of various classes of the predecessor fund and, after May 11, 1998, on the performance of various classes of the Fund as noted below. This performance is substantially similar to what the individual classes would have produced because all classes invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

      Class A (introduced May 11, 1998): Performance is based on the predecessor fund.

      Class B (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class X from May 12, 1998, through September 4, 2003.

      Class C (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998, the Fund's Class D from May 12, 1998, through March 1, 2001 and the Fund's Class Y from March 1, 2001 through September 4, 2003.

      Class R (introduced October 1, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class D from May 12, 1998, through October 1, 2003.

      Institutional Class (introduced June 29, 2004): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class D from May 12, 1998, through June 29, 2004.

3 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

4 Effective March 1, 2008, the Fund is changing its benchmark from the Lehman Brothers Government/Credit Bond Index to the Lehman U.S. Aggregate Bond Index (the "Aggregate Index"). The Aggregate Index is an unmanaged market value-weighted index that is comprised of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the U.S. bond market as a whole. The Aggregate Index more closely reflects the Fund's management style because it includes the permissible instruments in which the Fund may invest. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

5 The Lehman Brothers Government/Credit Bond Index is an unmanaged index of U.S. government and investment-grade corporate bonds with at least one year to maturity. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

                                                    CORE FIXED INCOME SERIES | 5

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                                       INSTITUTIONAL
FROM YOUR INVESTMENT)(1)              CLASS A SHARES  CLASS B SHARES  CLASS C SHARES  CLASS D SHARES  CLASS R SHARES  CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price)         4.25%(2)        None            None            4.50%(2)        None            None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon
redemptions (as a percentage  of
offering or sale price,  whichever
is less)                              None(3)         5.00%(4)        1.00%(5)        None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a
percentage of amount redeemed or
exchanged)(6)                         2.00%           2.00%           2.00%           2.00%           2.00%           2.00%
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally
managed)                              0.50%           0.50%           0.50%           0.50%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (paid from Fund
assets to cover the cost of sales,
promotions and  other distribution
activities, as well as certain
shareholder servicing costs)          0.25%           1.00%           1.00%           None            0.50%           None
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)                     0.32%           0.22%           0.22%           0.27%           0.42%           0.22%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                    1.07%           1.72%           1.72%           0.77%           1.42%           0.72%

------------------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2 The sales charge on purchases of $100,000 or more of Class A and $50,000 or more of Class D shares is reduced or eliminated. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.

3 A contingent deferred sales charge (CDSC) of up to 0.75% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Nationwide
      Funds: Purchasing Class A Shares without a Sales Charge.

4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class B Shares.

5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class C Shares.

6 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Nationwide Funds: Selling Shares--Exchange and Redemption Fees.

7 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class D and Class R shares. For the year ended October 31, 2007, administrative services fees for Class A, Class D and Class R shares were 0.10%, 0.05% and 0.20%, respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

6 | CORE FIXED INCOME SERIES

--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares*                            $ 529     $ 751   $   990    $ 1,675
--------------------------------------------------------------------------------
Class B shares                               675       842     1,133      1,778
--------------------------------------------------------------------------------
Class C shares                               275       542       933      2,030
--------------------------------------------------------------------------------
Class D shares                               525       685       859      1,361
--------------------------------------------------------------------------------
Class R shares                               145       449       776      1,702
--------------------------------------------------------------------------------
Institutional Class shares                    74       230       401        894
--------------------------------------------------------------------------------

* Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class B shares                             $ 175     $ 542     $ 933    $ 1,778
--------------------------------------------------------------------------------
Class C shares                               175       542       933      2,030
--------------------------------------------------------------------------------

** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

--------------------------------------------------------------------------------

                                                    CORE FIXED INCOME SERIES | 7

SECTION 1 NATIONWIDE ENHANCED INCOME FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests primarily in high-grade CORPORATE BONDS, U.S. GOVERNMENT SECURITIES and U.S. GOVERNMENT AGENCY SECURITIES. The Fund also may purchase MORTGAGE-BACKED SECURITIES and ASSET-BACKED SECURITIES, and may invest in FIXED-INCOME SECURITIES that pay interest on either a fixed-rate or variable-rate basis.

In choosing securities for the Fund, the Fund's subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, MATURITY and relative price performance, based on anticipated changes in interest rates and in the price relationships among various types of fixed-income securities. The Fund's subadviser may sell securities in order to buy others that it believes will better serve the objectives of the Fund.

The Fund is managed so that its DURATION will be between six months and one year, and will not exceed two years, and the Fund may enter into certain DERIVATIVES contracts, such as futures or options, solely for the purpose of adjusting the Fund's duration in order to minimize fluctuation of the Fund's share value.

NFA has selected Morley Capital Management, Inc. as subadviser to manage the Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

INTEREST RATE RISK - generally, when interest rates go up, the value of fixed-income securities goes down.

CREDIT RISK - a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower rated securities.

SELECTION RISK - the subadviser may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

EVENT RISK - the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and the market value of a company's bonds may decline significantly.

PREPAYMENT RISK - certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

EXTENSION RISK - when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

CALL AND REDEMPTION RISK - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK - These securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit history, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

DERIVATIVES RISK - the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying the derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

8 | CORE FIXED INCOME SERIES

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund's current 30-day yield.

ANNUAL TOTAL RETURNS - CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

2000     2001     2002     2003     2004     2005     2006     2007
--------------------------------------------------------------------
4.75%    2.47%    2.24%    0.94%    0.49%    2.17%    4.31%    4.83%

BEST QUARTER: 1.59% - 3RD QTR OF 2000
WORST QUARTER: -0.36% - 2ND QTR OF 2004

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007

                                                              SINCE INCEPTION
                                           1 YEAR   5 YEARS   (DEC. 29, 1999)
--------------------------------------------------------------------------------
Class A shares - Before Taxes                2.14%     2.06%            2.47%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
   Distributions                             0.69%     0.98%            1.05%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
   Distributions and Sales of Shares         1.37%     1.12%            1.24%
--------------------------------------------------------------------------------
Class R shares - Before Taxes(2)             4.58%     2.42%            2.69%
--------------------------------------------------------------------------------
Institutional Service Class shares -
   Before Taxes                              5.20%     2.64%            2.90%
--------------------------------------------------------------------------------
Institutional Class shares - Before
   Taxes                                     5.18%     2.84%            3.13%
--------------------------------------------------------------------------------
ML 6-Month T-Bill Index(3)                   5.61%     3.19%            3.73%(4)
--------------------------------------------------------------------------------
ML 1-Year T-Bill Index(3)                    5.95%     2.96%            4.07%(4)
--------------------------------------------------------------------------------
Composite Index(3)                           5.78%     3.08%            3.90%(4)
--------------------------------------------------------------------------------

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 Returns before the first offering of Class R shares (October 1, 2003) are based on the previous performance of Class A shares. This performance is substantially similar to what Class R shares would have produced because both classes invest in the same portfolio of securities. Returns for Class R have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect any lower expenses.

3 The Composite Index comprises 50% Merrill Lynch (ML) 6-Month Treasury Bill (T-Bill) Index/50% Merrill Lynch 1-Year Treasury Bill Index. The ML 6-Month T-Bill Index comprises a single issue purchased at the beginning of a month and held for a full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end re-balancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the re-balancing date. The ML 1-Year T-Bill Index comprises a single issue purchased at the beginning of a month and held for a full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end re-balancing is the outstanding T-Bill with the longest maturity. The Indexes do not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Indexes would be lower. Individuals cannot invest directly in an index.

4 The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 1999.

                                                    CORE FIXED INCOME SERIES | 9

--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                         CLASS A SHARES   CLASS R SHARES   INSTITUTIONAL          INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                                                                  SERVICE CLASS SHARES   CLASS SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed upon purchases
(as a percentage of offering price)                     2.25%(2)         None             None                   None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) imposed upon
redemptions (as a percentage of offering or sale
price, whichever is less)                               None(3)          None             None                   None
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the Fund's investments
professionally managed)                                 0.35%            0.35%            0.35%                  0.35%
-------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees (paid from
Fund assets to cover the cost of sales, promotions
and other distribution activities, as well as certain
shareholder servicing costs)                            0.25%            0.50%            None                   None
-------------------------------------------------------------------------------------------------------------------------------
Other Expenses(4)                                       0.21%            0.36%            0.37%                  0.16%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                    0.81%            1.21%            0.72%                  0.51%
-------------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense Reimbursement(5)           0.06%            0.06%            0.06%                  0.06%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)                          0.75%            1.15%            0.66%                  0.45%
-------------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $100,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.

3 A contingent deferred sales charge (CDSC) of up to 0.35% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Nationwide
      Funds: Purchasing Class A Shares without a Sales Charge.

4 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. For the year ended October 31, 2007, administrative services fees for Class A, Class R and Institutional Service Class shares were 0.05%, 0.20% and 0.21% respectively. The full 0.25% in administrative services fees is not reflected for Class A, Class R or Institutional Service Class shares in "Other Expenses" at this time because the Fund does not currently sell Class A and Class R shares to intermediaries that charge the full amount permitted.

5 The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.45% at least through May 1, 2009, for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 0.95% for Class A shares, 1.20% for Class R shares and 0.70% for Institutional Service Class shares before the Adviser would be required to further limit the Fund's expenses.

10 | CORE FIXED INCOME SERIES

--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares*                            $ 300     $ 472     $ 659    $ 1,199
--------------------------------------------------------------------------------
Class R shares                               117       378       659      1,461
--------------------------------------------------------------------------------
Institutional Service Class shares            67       224       395        889
--------------------------------------------------------------------------------
Institutional Class shares                    46       158       279        635
--------------------------------------------------------------------------------

* Assumes a CDSC does not apply.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

--------------------------------------------------------------------------------

                                                   CORE FIXED INCOME SERIES | 11

SECTION 1 NATIONWIDE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preserving capital.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in U.S. GOVERNMENT SECURITIES and U.S. GOVERNMENT AGENCY SECURITIES. The Fund's subadviser seeks to achieve the Fund's objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations.

In selecting investments for the Fund, the Fund's subadviser uses interest rate expectations, duration analysis, economic forecasting, market sector analysis and other techniques. The Fund's subadviser may also look for bonds that it believes are undervalued, with the goal of buying them at attractive values and holding them as they increase in value. The Fund will generally maintain an average dollar-weighted MATURITY of five to nine years, and an average portfolio DURATION of four to six years.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

INTEREST RATE RISK - generally, when interest rates go up, the value of fixed-income securities goes down.

CREDIT RISK - a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with lower rated bonds.

SELECTION RISK - the subadviser may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

PREPAYMENT RISK - certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

EXTENSION RISK - when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

CALL AND REDEMPTION RISK - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

PORTFOLIO TURNOVER - the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

o     increase share price volatility and

o     result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

12 | CORE FIXED INCOME SERIES

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund's predecessor fund. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund's current 30-day yield.

ANNUAL TOTAL RETURNS - CLASS D SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

1998    1999    2000   2001    2002   2003   2004   2005   2006   2007
-----------------------------------------------------------------------
8.21%  -1.96%  12.90%  7.96%  10.96%  1.89%  3.42%  2.77%  3.85%  7.72%

BEST QUARTER: 5.58% - 3RD QTR OF 2001
WORST QUARTER: -2.48% - 2ND QTR OF 2004

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007

                                              1 YEAR      5 YEARS   10 YEARS
----------------------------------------------------------------------------
Class A shares - Before Taxes(2)               2.98%        2.74%      4.97%
----------------------------------------------------------------------------
Class B shares - Before Taxes(2)               1.92%        2.70%      4.83%
----------------------------------------------------------------------------
Class C shares - Before Taxes(2,3)             5.83%        3.03%      5.01%
----------------------------------------------------------------------------
Class D shares - Before Taxes                  2.87%        2.96%      5.20%
----------------------------------------------------------------------------
Class D shares - After Taxes
   on Distributions                            1.28%        1.39%      3.17%
----------------------------------------------------------------------------
Class D shares - After Taxes on
   Distributions and Sales of Shares           1.82%        1.60%      3.20%
----------------------------------------------------------------------------
Class R shares - Before Taxes(2)               7.25%        3.55%      5.50%
----------------------------------------------------------------------------
Institutional Class shares -
   Before Taxes(2)                             8.03%        3.99%      5.73%
----------------------------------------------------------------------------
Merrill Lynch Government Master Index(4)       8.76%        4.11%      5.91%
----------------------------------------------------------------------------

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 Returns prior to the introduction of specific classes are based on both the previous performance of various classes of the predecessor fund and, after May 11, 1998, on the performance of various classes of the Fund as noted below. This performance is substantially similar to what the individual classes would have produced because all classes invest in the same portfolio of securities. Returns have been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Returns have not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

      Class A (introduced May 11, 1998): Performance is based on the predecessor fund.

      Class B (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class X from May 12, 1998, through September 4, 2003.

      Class C (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998, the Fund's Class D from May 12, 1998, through March 1, 2001 and the Fund's Class Y from March 2, 2001 through September 4, 2003.

      Class R (introduced October 1, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class D from May 12, 1998, through October 1, 2003.

      Institutional Class (introduced June 29, 2004): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class D from May 12, 1998, through June 29, 2004.

3 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

4 The Merrill Lynch Government Master Index is an unmanaged index of U.S. government bonds that gives a broad look at how those types of bonds have performed. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

                                                   CORE FIXED INCOME SERIES | 13

--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY          CLASS A SHARES CLASS B SHARES CLASS C SHARES CLASS D SHARES CLASS R SHARES INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                                                                                            CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                          4.25%(2)       None           None           4.50%(2)       None           None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                       None(3)        5.00%(4)       1.00%(5)       None           None           None
---------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(6)                2.00%          2.00%          2.00%          2.00%          2.00%          2.00%
---------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally
managed)                                 0.50%          0.50%          0.50%          0.50%          0.50%          0.50%
---------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees (paid from Fund assets to cover
the cost of sales, promotions and
other distribution activities, as well
as certain shareholder servicing costs)  0.25%          1.00%          1.00%          None           0.50%          None
---------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)                        0.35%          0.21%          0.21%          0.31%          0.41%          0.21%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                       1.10%          1.71%          1.71%          0.81%          1.41%          0.71%
---------------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2 The sales charge on purchases of $100,000 or more of Class A and $50,000 or more of Class D shares is reduced or eliminated. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class:--Reduction and Waiver of Class A and Class D Sales Charges.

3 A contingent deferred sales charge (CDSC) of up to 0.75% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Nationwide
      Funds: Purchasing Class A Shares without a Sales Charge.

4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class B Shares.

5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class C Shares.

6 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Nationwide Funds: Selling Shares--Exchange and Redemption Fees.

7 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class D and Class R shares. For the year ended October 31, 2007, administrative services fees for Class A, Class D and Class R shares were 0.14%, 0.10% and 0.20%, respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

14 | CORE FIXED INCOME SERIES

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares*                              $532      $760    $1,005     $1,708
--------------------------------------------------------------------------------
Class B shares                                674       839     1,128      1,782
--------------------------------------------------------------------------------
Class C shares                                274       539       928      2,019
--------------------------------------------------------------------------------
Class D shares                                529       697       879      1,407
--------------------------------------------------------------------------------
Class R shares                                144       446       771      1,691
--------------------------------------------------------------------------------
Institutional Class shares                     73       227       395        883
--------------------------------------------------------------------------------

* Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares:**

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class B shares                               $174      $539      $928     $1,782
--------------------------------------------------------------------------------
Class C shares                                174       539       928      2,019
--------------------------------------------------------------------------------

** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
--------------------------------------------------------------------------------

                                                   CORE FIXED INCOME SERIES | 15

SECTION 1 NATIONWIDE MONEY MARKET FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

PRINCIPAL STRATEGIES

The Fund seeks to maintain a fixed net asset value of $1.00 per share by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations primarily include:

o COMMERCIAL PAPER and other FIXED-INCOME SECURITIES issued by U.S. and foreign corporations;

o     ASSET-BACKED SECURITIES comprised of commercial paper;

o     U.S. GOVERNMENT SECURITIES and U.S. GOVERNMENT AGENCY SECURITIES;

o     obligations of foreign governments;

o     COMMERCIAL PAPER issued by states and municipalities and

o obligations of U.S. banks, foreign banks and U.S. branches of foreign banks.

All of the money market obligations held by the Fund must be denominated in U.S. dollars. The Fund's money market securities also must be rated in one of the two highest short-term categories by any nationally recognized statistical rating organization or, if unrated, be of comparable quality.

The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund's dollar-weighted average MATURITY will be 90 days or less.

Because the Fund invests in short-term securities, the Fund's subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

While the Fund seeks to preserve capital, there can be no guarantee that the Fund will meet its objective or be able to maintain a fixed net asset value of $1.00 per share; therefore, you could lose money.

There is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Other risks of investing in the Fund include:

INTEREST RATE RISK - generally, when interest rates go up, the value of fixed-income securities goes down.

CREDIT RISK - a money market issuer may be unable to pay the interest or principal when due. This risk is more pronounced with lower rated instruments.

SELECTION RISK - the subadviser may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

PREPAYMENT RISK - certain money market instruments will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

ASSET-BACKED SECURITIES RISK - The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Asset-based securities may not have the benefit of any security interest in the related asset.

SHARE REDUCTION RISK - In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

If the value of the Fund's investments goes down, you may lose money.

16 | CORE FIXED INCOME SERIES

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund's predecessor fund. All of the Fund's then-outstanding shares were reclassified as Prime shares on January 4, 1999. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund's current 7-day yield.

ANNUAL TOTAL RETURNS - PRIME SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

1998   1999   2000   2001   2002   2003   2004   2005   2006   2007
--------------------------------------------------------------------
5.08%  4.68%  5.90%  3.46%  1.13%  0.62%  0.83%  2.72%  4.56%  4.86%

BEST QUARTER: 1.52% - 4TH QTR OF 2000
WORST QUARTER: 0.13% - 3RD AND 4TH QTR OF
2003 AND 1ST AND 2ND QTR OF 2004
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007


                                                    1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Prime shares                                          4.86%     2.70%      3.37%
--------------------------------------------------------------------------------
Service Class shares(2)                               4.75%     2.56%      3.25%
--------------------------------------------------------------------------------
Institutional Class shares(2)                         4.95%     2.77%      3.41%
--------------------------------------------------------------------------------
iMoneyNet First Tier Retail Index(3)                  5.36%     2.63%      3.32%
--------------------------------------------------------------------------------


1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 Returns between May 11, 1998 and the introduction of the Service Class (January 4,1999) and the Institutional Class (December 31, 2001) include the previous performance of the Fund's Prime shares. This performance is substantially similar to what the individual classes would have produced because all classes invest in the same portfolio of securities. Performance has not been adjusted to reflect different expense levels, which if reflected would have resulted in lower performance for the Service Class.

3 The iMoneyNet First Tier Retail Index is an unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury securities, other U.S. government securities, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

                                                   CORE FIXED INCOME SERIES | 17

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying shares of the Fund, depending on the share class you select. There are no sales charges to purchase or sell shares of the Nationwide Money Market Fund.

---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES               PRIME    SERVICE CLASS   INSTITUTIONAL
THAT ARE DEDUCTED FROM FUND ASSETS)                    SHARES   SHARES          CLASS SHARES
---------------------------------------------------------------------------------------------
Management Fees (paid to have the Fund's
investments professionally managed)                    0.39%    0.39%           0.39%
---------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees (paid from
Fund assets to cover the cost of sales, promotions
and other distribution activities, as well as
certain shareholder servicing costs)                    None     0.10%(1)        None
---------------------------------------------------------------------------------------------
Other Expenses(2)                                      0.19%    0.25%           0.12%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                0.58%    0.74%           0.51%
---------------------------------------------------------------------------------------------

1 Pursuant to the Fund's Rule 12b-1 Plan, Service Class shares are subject to a maximum 12b-1 fee of 0.15% of the average daily net assets of the Fund's Service Class shares.

2 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Prime shares and Service Class shares. For the year ended October 31, 2007, administrative services fees for Prime shares and Service Class shares were 0.07% and 0.13%, respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

3 The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.59% at least through May 1, 2009 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative service fees were charged, "Total Annual Fund Operating Expenses" could increase to 0.76% for Service Class shares and 0.86% for Prime shares before the Adviser would be required to limit the Fund's expenses. Currently, all share classes are operating below the expense limit.

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Prime shares                                  $59      $186      $324       $726
--------------------------------------------------------------------------------
Service Class shares                           76       237       411        918
--------------------------------------------------------------------------------
Institutional Class shares                     52       164       285        640
--------------------------------------------------------------------------------

18 | CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE SHORT DURATION BOND FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests primarily in U.S. GOVERNMENT SECURITIES, U.S. GOVERNMENT AGENCY SECURITIES and CORPORATE BONDS that are INVESTMENT GRADE. The Fund also may purchase MORTGAGE-BACKED SECURITIES and ASSET-BACKED SECURITIES, and may invest in FIXED-INCOME SECURITIES that pay interest on either a fixed-rate or variable-rate basis.

In choosing securities for the Fund, the Fund's subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, MATURITY and relative price performance, based on anticipated changes in interest rates and in the price relationships among various types of fixed-income securities. The Fund's subadviser may sell securities in order to buy others that it believes will better serve the objectives of the Fund.

The Fund is managed so that its DURATION generally will not exceed three years, and the Fund may enter into certain DERIVATIVES contracts, such as futures or options, solely for the purpose of adjusting the Fund's duration in order to minimize fluctuation of the Fund's share value.

NFA has selected Morley Capital Management, Inc. as subadviser to manage the Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

INTEREST RATE RISK - generally, when interest rates go up, the value of fixed-income securities goes down.

CREDIT RISK - a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower rated securities.

SELECTION RISK - the subadviser may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

EVENT RISK - the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and the market value of a company's bonds may decline significantly.

PREPAYMENT RISK - certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

EXTENSION RISK - when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

CALL AND REDEMPTION RISK - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK - These securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit history, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

DERIVATIVES RISK - the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying the derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

                                                   CORE FIXED INCOME SERIES | 19

PERFORMANCE

Prior to October 4, 2004, the Fund was invested in a combination of short- and intermediate-term fixed-income securities and wrap contracts issued by financial institutions intended to stabilize the Fund's net asset value per share. Since that date, the Fund has ceased to use wrap contracts for that purpose. For the period between October 4, 2004 and December 6, 2004, the Fund concentrated its investments in short-term fixed-income instruments with less than 60 days to maturity. Beginning December 6, 2004, the Fund began to pursue its new investment objective and strategies as described herein and the Fund's share price fluctuates daily.

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund's current 30-day yield.


ANNUAL TOTAL RETURNS - CLASS A SHARES(2)
(YEARS ENDED DECEMBER 31)


                                   [BAR CHART]

2000      2001       2002       2003       2004       2005       2006      2007
--------------------------------------------------------------------------------
5.65%     5.84%      4.16%      2.88%      1.90%      1.53%      3.96%     5.68%

BEST QUARTER: 2.07% - 3RD QTR OF 2007
WORST QUARTER: -0.21% - 1ST QTR OF 2005

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
                                             1 YEAR   5 YEARS    (FEB. 1, 1999)
--------------------------------------------------------------------------------
Class A shares - Before Taxes(2)              3.28%    2.55%            3.64%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
   Distributions(2)                           1.94%    1.47%            2.14%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
   Distributions and Sales of Shares(2)       2.10%    1.54%            2.18%
--------------------------------------------------------------------------------
Class C shares - Before Taxes(3)              4.34%    2.90%            3.83%
--------------------------------------------------------------------------------
Service Class shares - Before
   Taxes                                      5.45%    3.09%            3.95%
--------------------------------------------------------------------------------
IRA Class shares - Before Taxes               5.65%    3.11%            3.96%
--------------------------------------------------------------------------------
Institutional Class shares - Before Taxes     5.94%    3.48%            4.35%
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury
   Index(4)                                   7.32%    3.12%            4.50%(5)
--------------------------------------------------------------------------------

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 Returns shown prior to the creation of Class A shares (July 16, 2003) include the previous performance of the Fund's IRA Class shares. This performance is substantially similar to what Class A shares would have produced because both classes invest in the same portfolio of securities and have the same expenses after any fee waiver or reimbursements. Class A returns have been restated for the applicable sales charges.

3 Returns before the first offering of Class C shares (February 28, 2005) are based on the previous performance of Class A shares. Excluding the effects of any fee waivers or reimbursements, this performance is substantially similar to what Class C shares would have produced because both classes invest in the same portfolio of securities. Returns for Class C shares have been adjusted to eliminate sales charges that do not apply to that class but have not been adjusted to reflect any lower expenses.

4 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks short-term U.S. Treasury notes and bonds with maturities of one to three years. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5 The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since January 31, 1999.

20 | CORE FIXED INCOME SERIES

--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                    SERVICE CLASS   INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                         CLASS A SHARES   CLASS C SHARES   SHARES          CLASS SHARES    IRA CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                                  2.25%(2)         None             None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                               None(3)          0.75%(4)         None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                        2.00%            2.00%            2.00%           2.00%           2.00%
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the Fund's
investments professionally managed)              0.35%            0.35%            0.35%           0.35%           0.35%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)             0.25%            0.75%            0.25%           None            0.25%
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                                0.20%            0.20%            0.35%           0.20%           0.20%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.80%            1.30%            0.95%           0.55%           0.80%
------------------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/ Expense
Reimbursement(7)                                 0.10%            0.10%            0.10%           0.10%           0.10%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)                   0.70%            1.20%            0.85%           0.45%           0.70%
------------------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $100,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.

3 A contingent deferred sales charge (CDSC) of up to 0.35% will apply to redemptions of Class A shares if purchased without sales charge and for which a finders fee was paid. See Section 4, Investing with Nationwide
      Funds: Purchasing Class A Shares without a Sales Charge.

4 A CDSC of 0.75% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds:
      Choosing a Share Class--Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in omnibus accounts or retirement plans that cannot implement the fee.

6 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Service Class and IRA Class shares. For the year ended October 31, 2007, administrative services fees for Class A, Service Class and IRA Class shares were 0%, 0.15% and 0%, respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

7 The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.55% for at least through May 1, 2009 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative service fees were charged, "Total Annual Fund Operating Expenses (after Waivers/Reimbursements)" could increase to 0.95% for Class A shares, 0.95% for Service Class shares and 0.95% for IRA Class shares before the Adviser would be required to limit the Fund's expenses.

                                                   CORE FIXED INCOME SERIES | 21

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares*                           $  295   $   465   $   650   $  1,183
--------------------------------------------------------------------------------
Class C shares                               197       402       703      1,559
--------------------------------------------------------------------------------
Service Class shares                          87       293       516      1,157
--------------------------------------------------------------------------------
Institutional Class shares                    46       166       297        680
--------------------------------------------------------------------------------
IRA Class shares                              72       245       434        980
--------------------------------------------------------------------------------

*     Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares:**

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class C shares                            $  122   $   402   $   703   $  1,559
--------------------------------------------------------------------------------

** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Service Class, Institutional Class and IRA Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

22 | CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with preserving capital by investing in investment grade municipal obligations.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in INVESTMENT GRADE FIXED-INCOME SECURITIES that qualify as MUNICIPAL OBLIGATIONS. These obligations are issued by states, U.S. territories and their political subdivisions, such as counties, cities and towns. The Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities and floating- and variable-rate bonds, and may invest up to 20% of its net assets in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for the Fund, the Fund's management seeks value.

A security may be sold to take advantage of more favorable opportunities.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

INTEREST RATE RISK - generally, when interest rates go up, the value of fixed-income securities goes down.

CREDIT RISK - a municipal issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower rated securities.

SELECTION RISK - the portfolio manager may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

PREPAYMENT RISK - certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

EXTENSION RISK - when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

CALL AND REDEMPTION RISK - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

TAX RISK - a municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax-exemption may be less valuable, causing the value of a municipal bond to decline.

If the value of the Fund's investments goes down, you may lose money.

                                                   CORE FIXED INCOME SERIES | 23

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund's predecessor fund. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund's current 30-day yield.

ANNUAL TOTAL RETURNS - CLASS D SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

1998    1999      2000     2001    2002   2003    2004    2005    2006     2007
--------------------------------------------------------------------------------
5.64%   -3.57%   11.41%    4.61%   8.49%  5.00%   4.44%   3.02%   3.67%    2.55%

BEST QUARTER: 4.66% - 3RD QTR OF 2002
WORST QUARTER: -2.66% - 2ND QTR OF 2004

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007

                                                     1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares - Before Taxes(2)                     -2.03%     2.57%      3.76%
--------------------------------------------------------------------------------
Class B shares - Before Taxes(2)                     -3.31%     2.37%      3.54%
--------------------------------------------------------------------------------
Class C shares - Before Taxes(2,3)                    0.57%     2.71%      3.72%
--------------------------------------------------------------------------------
Class D shares - Before Taxes                        -2.05%     2.78%      3.98%
--------------------------------------------------------------------------------
Class D shares - After Taxes on Distributions        -2.25%     2.73%      3.93%
--------------------------------------------------------------------------------
Class D shares - After Taxes on
   Distributions and Sales of Shares                  0.37%     2.99%      4.05%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(4)               3.37%     4.30%      5.18%
--------------------------------------------------------------------------------

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 Returns prior to the introduction of specific classes are based on both the previous performance of various classes of the predecessor fund and, after May 11, 1998, on the performance of various classes of the Fund as noted below. Excluding the effects of any fee waivers or reimbursements, this performance is substantially similar to what the individual classes would have produced because all classes invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

Class A (introduced May 11, 1998): Performance is based on the predecessor fund.

Class B (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class X from May 12, 1998, through September 4, 2003.

Class C (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998, the Fund's Class D from May 12, 1998, through March 1, 2001 and the Fund's Class Y from March 2, 2001, through September 4, 2003.

3 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

4 The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds that gives a broad look at how the prices of municipal bonds have performed. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

24 | CORE FIXED INCOME SERIES

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
INVESTMENT)(1)                                   CLASS A SHARES   CLASS B SHARES   CLASS C SHARES  CLASS D SHARES
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed upon
purchases (as a percentage of offering price)    4.25%(2)         None             None            4.50%(2)
------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a percentage
of offering or sale price, whichever is less)    None(3)          5.00%(4)         1.00%(5)        None
------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of
amount redeemed or exchanged)(6)                 2.00%            2.00%            2.00%           2.00%
------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the Fund's
investments professionally managed)              0.50%            0.50%            0.50%           0.50%
------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees (paid from Fund assets to cover
the cost of sales, promotions and
other distribution activities, as well
as certain shareholder servicing costs)          0.25%            1.00%            1.00%           None
------------------------------------------------------------------------------------------------------------------
Other Expenses(7)                                0.18%            0.18%            0.18%           0.18%
------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.93%            1.68%            1.68%           0.68%
------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2 The sales charge on purchases of $100,000 or more of Class A and $50,000 or more of Class D shares is reduced or eliminated. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.

3 A contingent deferred sales charge (CDSC) of up to 0.75% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Nationwide
      Funds: Purchasing Class A Shares without a Sales Charge.

4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class B Shares.

5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class C Shares.

6 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

7 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class D shares. For the year ended October 31, 2007, administrative services fees for Class A and Class D shares were 0% and 0%, respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

                                                   CORE FIXED INCOME SERIES | 25

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares*                           $  516   $   709   $   918   $  1,519
--------------------------------------------------------------------------------
Class B shares                               671       830     1,113      1,694
--------------------------------------------------------------------------------
Class C shares                               271       530       913      1,987
--------------------------------------------------------------------------------
Class D shares                               516       658       812      1,258
--------------------------------------------------------------------------------

* Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class B shares                            $  171   $   530   $   913   $  1,694
--------------------------------------------------------------------------------
Class C shares                               171       530       913      1,987
--------------------------------------------------------------------------------

** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more) and Class D shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
--------------------------------------------------------------------------------

26 | CORE FIXED INCOME SERIES

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

INTEREST RATE RISK - prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund's investments to decline significantly.

CREDIT RISK - the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer's credit rating can also adversely affect the value of a Fund's investments. High-yield bonds are generally more exposed to credit risk than investment grade securities.

EVENT RISK - the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover or similar action may cause a decline in market value or credit quality of the company's bonds due to factors including an unfavorable market response or a resulting increase in the company's debt. Added debt may significantly reduce the credit quality and market value of a company's bonds.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES - U.S. government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

o the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates;

o     the Federal Home Loan Banks;

o     the Federal National Mortgage Association ("FNMA");

o     the Federal Home Loan Mortgage Corporation ("FHLMC") and

o     the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

MORTGAGE-BACKED SECURITIES - these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities interest rates to be too low for a longer-term investment. This risk is known as "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

ASSET-BACKED SECURITIES - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund's portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

                                                   CORE FIXED INCOME SERIES | 27

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

HIGH-YIELD BONDS AND OTHER LOWER RATED SECURITIES - Investment in high-yield bonds and other lower rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

o increased price sensitivity to changing interest rates and to adverse economic and business developments;

o     greater risk of loss due to default or declining credit quality;

o greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and

o negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

FOREIGN SECURITIES RISK - Foreign securities in which a Fund may invest may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

o     political and economic instability;

o     the impact of currency exchange rate fluctuations;

o     reduced information about issuers;

o     higher transaction costs;

o     less stringent regulatory and accounting standards and

o     delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

REPURCHASE AGREEMENTS - When entering into a repurchase agreement, a Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

DERIVATIVES - a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

o the other party to the derivatives contract may fail to fulfill its obligations;

o their use may reduce liquidity and make the Fund harder to value, especially in declining markets;

o the Fund may suffer disproportionately heavy losses relative to the amount invested and

o changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

ZERO COUPON BONDS - These securities pay no interest during the life of the security and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

FLOATING- AND VARIABLE-RATE SECURITIES - These securities do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating-and

28 | CORE FIXED INCOME SERIES
variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund's income.

Like other fixed-income securities, floating and variable rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

SECURITIES LENDING - Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Under certain circumstances, these events could trigger adverse tax consequences to a Fund.

CREDIT DEFAULT SWAP AGREEMENTS - The Nationwide Bond Fund may enter into a credit default swap, both (i) directly and (ii) indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Fund either delivers the defaulted bond (if the Fund has taken a short position in the credit default swap) or pays the par amount of the defaulted bond (if the Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

PORTFOLIO TURNOVER - Each of the Funds may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

o     increase share price volatility and

o     result in additional tax consequences for Fund shareholders.

TEMPORARY INVESTMENTS - Each of the Nationwide Bond Fund, Nationwide Enhanced Income Fund, Nationwide Government Bond Fund, Nationwide Short Duration Bond Fund and Nationwide Tax-Free Income Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund's management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

o     short-term U.S.government securities;

o certificates of deposit, bankers'acceptances and interest- bearing savings deposits of commercial banks;

o     prime quality commercial paper;

o repurchase agreements covering any of the securities in which the Fund may invest directly and

o shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the Funds' principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Each Fund posts onto the Trust's internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

                                                   CORE FIXED INCOME SERIES | 29

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Nationwide Fund Advisors ("NFA" or the "Adviser"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of each Fund. Subject to the supervision of the Trust's Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

Each Fund pays NFA a management fee based on each Fund's average daily net assets. The Adviser pays each subadviser (where applicable) from the management fee it receives. The total management fees paid by each Fund for the fiscal year ended October 31, 2007, expressed as a percentage of each Fund's average daily net assets and taking into account any applicable waivers, were as follows:

--------------------------------------------------------------------------------
FUND                                                 ACTUAL MANAGEMENT FEE PAID
--------------------------------------------------------------------------------
Nationwide Bond Fund                                                       0.50%
--------------------------------------------------------------------------------
Nationwide Enhanced Income Fund*                                           0.29%
--------------------------------------------------------------------------------
Nationwide Government Bond Fund                                            0.50%
--------------------------------------------------------------------------------
Nationwide Money Market Fund                                               0.39%
--------------------------------------------------------------------------------
Nationwide Short Duration Bond Fund*                                       0.25%
--------------------------------------------------------------------------------
Nationwide Tax-Free Income Fund                                            0.50%
--------------------------------------------------------------------------------

* Fees were paid to Morley, as the Fund's investment adviser, for the period November 1, 2006 through April 30, 2007, after which NFA became the Funds' investment adviser and Morley became the subadviser.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser may manage all or a portion of the Fund's assets in accordance with the Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives.

NATIONWIDE ASSET MANAGEMENT, LLC ("NWAM"): is the subadviser for the Nationwide Bond Fund, Nationwide Government Bond Fund and Nationwide Money Market Fund. NWAM is located at One Nationwide Plaza, Columbus, Ohio 43215. NWAM is a wholly-owned subsidiary of Nationwide Mutual Insurance Company ("Nationwide Mutual") and is an affiliate of the Adviser.

MORLEY CAPITAL MANAGEMENT, INC. ("MORLEY"): is subadviser to the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund. Morley is located at 1300 S.W. 5th Avenue, Suite 3300, Portland, Oregon 97201. Morley is a wholly-owned subsidiary of Morley Financial Services, Inc., a firm specializing in stable value and fixed income fund management which was founded in 1982 and began managing its first discretionary account in February 1984.

A discussion of the basis for the Board of Trustees' approval of the investment advisory and subadvisory agreements for the Funds will be available in the Funds' semi-annual report to shareholders, which will cover the period ending April 30, 2008.

PORTFOLIO MANAGEMENT

NATIONWIDE BOND FUND

Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA are portfolio co-managers of the Nationwide Bond Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Davis joined Nationwide Mutual, the parent company of NWAM, in 1998 as a senior portfolio manager and is currently a Senior Investment Professional. He manages and co-manages with Ms. Brown, other institutional fixed-income accounts for Nationwide Mutual.

Ms. Brown joined Nationwide Mutual, the parent company of NWAM, in 1998 as a senior investment analyst and is currently a Senior Investment Professional. She also co-manages with Mr. Davis, other institutional fixed-income accounts for Nationwide Mutual.

30 | CORE FIXED INCOME SERIES

NATIONWIDE ENHANCED INCOME FUND AND NATIONWIDE SHORT DURATION BOND FUND

Perpetua M. Phillips, vice president and senior portfolio manager, and Shane Johnston, portfolio manager, are responsible for the day-to-day management of the Funds, including the selection of the Funds' investments.

Ms. Phillips joined Morley in 1999. She has 19 years of experience in finance and investments, including portfolio management of indexed and total return portfolios and fixed-income research and analysis.

Mr. Johnston joined Morley in 2000. He has eight years of experience in finance and investments, including fixed-income portfolio management and trading.

NATIONWIDE GOVERNMENT BOND FUND


Gary R. Hunt, CFA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Hunt has either managed or co-managed the Nationwide Government Bond Fund and its predecessor funds since March 1997. He joined Nationwide Insurance, an affiliate of the Adviser, in 1992 as a securities analyst. He is currently a Senior Investment Professional and manages the U.S. Treasury, Agency and Agency Mortgage-Backed sectors for Nationwide Insurance.

David A. Magan, CFA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Magan joined Nationwide Insurance in July 2005. Previously, he was a Senior Investment Analyst at Public Employees Retirement System of Ohio (2001-2005). He is currently a Senior Investment Professional and manages the Agency Mortgage-Backed sector for Nationwide Insurance.

Srinath Sampath, CFA, ASA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Sampath joined Nationwide Insurance in 1996 as an Actuarial Analyst, becoming an Investment Analyst in 2000. He is currently a Senior Investment Professional and manages the Asset-Backed and Non-Agency Mortgage-Backed sectors for Nationwide Insurance.


NATIONWIDE MONEY MARKET FUND

Dan Blevins, CFA, is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Blevins joined Nationwide Insurance, an affiliate of the Adviser, in 1996 and now serves as an Investment Professional. While at Nationwide Insurance, Mr. Blevins has worked as an accountant and in the investment research department. He has managed short-term portfolios for the past seven years.

NATIONWIDE TAX-FREE INCOME FUND

Alpha Benson is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Ms. Benson manages the Nationwide Tax-Free Income Fund on behalf of NFA, and has been employed at NFA or its affiliates since 1977, and is currently a Senior Investment Professional. She has managed the Nationwide Tax-Free Income Fund and its predecessor since its inception in March 1986.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise subadvisory agreements with non-affiliated subadvisers with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility and enables them to operate more efficiently.

The Adviser performs the following oversight and evaluation services to a subadvised Fund:

o     initial due diligence on prospective Fund subadvisers;

o monitoring subadviser performance, including ongoing analysis and periodic consultations;

o     communicating performance expectations and evaluations to the subadvisers;
      and

o making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser's contract.


The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser's performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.


                                                   CORE FIXED INCOME SERIES | 31

SECTION 4 INVESTING WITH NATIONWIDE FUNDS

CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
When selecting a share class, you should consider the following:

o     which share classes are available to you;

o     how long you expect to own your shares;

o     how much you intend to invest;

o     total costs and expenses associated with a particular share class and

o     whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.
--------------------------------------------------------------------------------

The Nationwide Funds offer several different share classes each with different price and cost features. The table to the right and on the next page compares Class A, Class B, Class C and Prime shares, which are available to all investors, and Class D shares which are available only to certain investors.

Class R, Service Class, Institutional Service Class, Institutional Class and IRA Class shares also are available only to certain investors. For eligible investors these share classes may be more suitable than Class A, Class B, Class C or Prime shares.

IRA Class shares of the Nationwide Short Duration Bond Fund are closed to new investors, including any exchanges from other Nationwide Funds. Existing shareholders are permitted to continue to invest in the Fund both directly and through exchanges from other Nationwide Funds, as well as through dividend and capital gains reinvestments. The Fund will continue to monitor the cash flows from existing shareholders and may close the Fund to all further investments by existing shareholders at some point.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

--------------------------------------------------------------------------------
COMPARING CLASS A, CLASS D, CLASS B,
CLASS C AND PRIME SHARES

CLASSES AND CHARGES POINTS TO CONSIDER

CLASS A SHARES AND CLASS D SHARES

Front-end sales charge      A front-end sales charge means that a portion of
up to 4.25% for Class A        your initial investment goes toward the sales
shares and 4.50% for           charge and is not invested.
Class D shares. (2.25%
for Nationwide
Enhanced Income Fund        Reduction and waivers of sales charges may be
and Nationwide Short           available.
Duration Bond Fund)

                            Total annual operating expenses are lower than
Contingent deferred            Class B and Class C expenses which means higher
sales charge (CDSC)(1)         dividends and/or net asset value ("NAV") per
(Class A shares only)          share.

Annual service and/or          No conversion feature.
12b-1 fee of 0.25%             No maximum investment amount.
(Class A shares only)
Administrative services
fee of up to 0.25%
--------------------------------------------------------------------------------

CLASS B SHARES

CDSC up to 5.00%            No front-end sales charge means your full investment
                               immediately goes toward buying shares.
                            No reduction of CDSC, but waivers may be available.
                            The CDSC declines 1% in most years to zero after
                               six years.

Annual service and/or       Total annual operating expenses are higher than
12b-1 fee of 1.00%             Class A charges which means lower
                               dividends and/or NAV per share.

No administrative
services fee
                            Automatic conversion to Class A shares
                               after seven years, which means lower
                               annual expenses in the future.

                            Maximum investment amount of $100,000.
                               Larger investments may be rejected.
--------------------------------------------------------------------------------

CLASS C SHARES

CDSC of 1.00%               No front-end sales charge means your full investment
(0.75% for Nationwide          immediately goes toward buying shares.
Short Duration Bond Fund)   No reduction of CDSC, but waivers may be available.
                            The CDSC declines to zero after one year.

Annual service and/or       Total annual operating expenses are higher
12b-1 fee of 1.00%             than Class A charges which means lower dividends
(0.75% for Nationwide          and/or NAV per share.
Short Duration Bond
Fund)
                            No conversion feature.

No administrative           Maximum investment amount of $1,000,000(2).
services fee                   Larger investments may be rejected.
--------------------------------------------------------------------------------

32 | CORE FIXED INCOME SERIES

--------------------------------------------------------------------------------
COMPARING CLASS A, CLASS D, CLASS B,
CLASS C AND PRIME SHARES (CONT.)

CLASSES AND CHARGES         POINTS TO CONSIDER
PRIME SHARES
(NATIONWIDE MONEY
MARKET FUND)

No annual service           No front-end sales charge means your full investment
and/or 12b-1 fee               immediately goes toward buying shares.

Administrative services     No maximum investment amount.
fee of up to 0.25%
--------------------------------------------------------------------------------

1 A CDSC of up to 0.75% for the Nationwide Bond Fund, the Nationwide Government Bond Fund and the Nationwide Tax-Free Income Fund; and 0.35% for the Nationwide Enhanced Income Fund and the Nationwide Short Duration Bond Fund will be charged on Class A shares redeemed within 18 months of purchase (or two years in the case of the Nationwide Enhanced Income Fund and the Nationwide Short Duration Bond Fund) if you paid no sales charge on the original purchase and a finders fee was paid.

2     This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES FOR NATIONWIDE BOND FUND, NATIONWIDE GOVERNMENT BOND FUND AND NATIONWIDE TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                                SALES CHARGE AS A PERCENTAGE OF
                                -------------------------------
                                                                         DEALER
                                                    NET AMOUNT    COMMISSION AS
AMOUNT OF                         OFFERING           INVESTED     PERCENTAGE OF
PURCHASE                             PRICE     (APPROXIMATELY)   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $100,000                    4.25%               4.44%            3.75%
--------------------------------------------------------------------------------
$100,000 to $249,999                  3.50                3.63             3.00
--------------------------------------------------------------------------------
$250,000 to $499,999                  2.50                2.56             2.00
--------------------------------------------------------------------------------
$500,000 to $999,999                  2.00                2.04             1.75
--------------------------------------------------------------------------------
$1 million or more                    None                None             None*
--------------------------------------------------------------------------------

FRONT-END SALES CHARGES FOR CLASS A SHARES FOR
NATIONWIDE ENHANCED INCOME FUND AND
NATIONWIDE SHORT DURATION BOND FUND

--------------------------------------------------------------------------------
                                SALES CHARGE AS A PERCENTAGE OF
                                -------------------------------
                                                                         DEALER
                                                    NET AMOUNT    COMMISSION AS
AMOUNT OF                         OFFERING           INVESTED     PERCENTAGE OF
PURCHASE                             PRICE     (APPROXIMATELY)   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $100,000                    2.25%               2.30%            2.00%
--------------------------------------------------------------------------------
$100,000 to $499,999                  1.75                1.78             1.50
--------------------------------------------------------------------------------
$500,000 to $999,999                  1.50                1.52             1.25
--------------------------------------------------------------------------------
$1 million or more                    None                None             None*
--------------------------------------------------------------------------------

* Dealer may be eligible for a finders fee as described in "Purchasing Class A Shares without a Sales Charge" below.

CLASS D SHARES

Class D shares are available to the following:

o Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Nationwide Mutual Funds in May 1998, as long as they purchase the Class D shares through the same account in the same capacity and

o Persons eligible to purchase Class D shares without a sales charge as described below and in the SAI.

FRONT-END SALES CHARGES FOR CLASS D SHARES

--------------------------------------------------------------------------------
                                                  SALES CHARGE
                                               AS A PERCENTAGE           DEALER
                                                 OF NET AMOUNT    COMMISSION AS
AMOUNT OF                           OFFERING          INVESTED    PERCENTAGE OF
PURCHASE                               PRICE   (APPROXIMATELY)   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000                       4.50%             4.71%            4.00%
--------------------------------------------------------------------------------
$50,000 to $99,999                      4.00              4.17             3.50
--------------------------------------------------------------------------------
$100,000 to $249,999                    3.00              3.09             2.50
--------------------------------------------------------------------------------
$250,000 to $499,999                    2.50              2.56             1.75
--------------------------------------------------------------------------------
$500,000 to $999,999                    2.00              2.04             1.25
--------------------------------------------------------------------------------
$1 million or more                      None              None             None
--------------------------------------------------------------------------------

                                                   CORE FIXED INCOME SERIES | 33

REDUCTION AND WAIVER OF CLASS A AND CLASS D SALES CHARGES

If you qualify for a reduction or waiver of Class A or Class D sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A and Class D Sales Charges" and "Waiver of Class A and Class D Sales Charges" below and "Reduction of Class A and Class D Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

REDUCTION OF CLASS A AND CLASS D SALES CHARGES

Investors may be able to reduce or eliminate front-end sales charges on Class A and Class D shares through one or more of these methods:

o A LARGER INVESTMENT. The sales charge decreases as the amount of your investment increases.

o RIGHTS OF ACCUMULATION. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market
      Fund) that you currently own or are currently purchasing to the value of your Class A purchase.

o INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o SHARE REPURCHASE PRIVILEGE. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A, Class B and Class C shares with your purchase of Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

--------------------------------------------------------------------------------
WAIVER OF CLASS A AND CLASS D SALES CHARGES

Front-end sales charges on Class A and Class D shares are waived for the following purchasers:

o investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the "Distributor") to waive sales charges. (Class A shares only);

o directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor. (Class A shares only);

o any investor who pays for shares with proceeds from redemptions of Nationwide Fund Class D shares;

o     retirement plans (Class A shares only);

o     investment advisory clients of the Adviser's affiliates and

o directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.
--------------------------------------------------------------------------------

34 | CORE FIXED INCOME SERIES

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge
(CDSC) applies if a "finders fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase (24 months for Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund). The CDSC covers the finders fee paid to the selling dealer. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Nationwide Funds you made that were subject to the Class A CDSC.

The CDSC also does not apply:

o if you are eligible to purchase Class A shares without a sales charge for another reason;

o     a finders fee was paid or

o to shares acquired through reinvestment of dividends or capital gains distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN REDEMPTIONS OF CLASS A SHARES

------------------------------------------------------------------------------------
AMOUNT OF                                 $1 MILLION       $4 MILLION   $25 MILLION
PURCHASE                               TO $3,999,999   TO $24,999,999       OR MORE
------------------------------------------------------------------------------------
Amount of CDSC on
   Nationwide Enhanced Income Fund
   and Nationwide Short Duration
   Bond Fund if redeemed within
   24 months of initial purchase                0.35%            0.25%         0.15%
------------------------------------------------------------------------------------
Amount of CDSC on other Funds
if redeemed within 18 months
of purchase                                     0.75%            0.50%         0.25%
------------------------------------------------------------------------------------

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges--Class A, Class B and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Funds is described above; however, the CDSCs for Class A shares of other Nationwide Funds may be different and are described in their respective prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

--------------------------------------------------------------------------------
WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B AND CLASS C SHARES

The CDSC is waived on:

o the redemption of Class A, Class B or Class C shares purchased through reinvested dividends or distributions;

o Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program;

o Class A, Class B or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;

o mandatory withdrawals of Class A, Class B or Class C shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and

o redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class B or Class C shares, and you then reinvest the proceeds in Class B or Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial adviser or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

--------------------------------------------------------------------------------

CLASS B SHARES

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

--------------------------------------------------------------------------------
                                                                         7 YEARS
SALE WITHIN   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   OR MORE
--------------------------------------------------------------------------------
Sales charge    5%        4%        3%        3%        2%        1%        0%
--------------------------------------------------------------------------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the Class B shares converted; however, the total dollar value is the same.

                                                   CORE FIXED INCOME SERIES | 35

CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1% (0.75% for Class C shares of the Nationwide Short Duration Bond Fund).

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges--Class A, Class B and Class C Shares" for a list of situations where a CDSC is not charged.

--------------------------------------------------------------------------------
SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Funds offer Class R, Service Class, Institutional Service Class and Institutional Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

o     the level of distribution and administrative services the plan requires;

o     the total expenses of the share class and

o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.
--------------------------------------------------------------------------------

CLASS R SHARES

Class R shares ARE AVAILABLE to retirement plans including:

o     401(k) plans;

o     457 plans;

o     403(b) plans;

o     profit sharing and money purchase pension plans;

o     defined benefit plans;

o     non-qualified deferred compensation plans and

o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:

o     institutional non-retirement accounts;

o     traditional and Roth IRAs;

o     Coverdell Education Savings Accounts;

o     SEPs and SAR-SEPs;

o     SIMPLE IRAs;

o     one-person Keogh plans;

o     individual 403(b) plans or

o     529 Plan accounts.

INSTITUTIONAL SERVICE CLASS AND SERVICE CLASS SHARES

Institutional Service Class and Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;

o registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Funds for providing services or

o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o     funds of funds offered by the Distributor or other affiliates of the Fund;

o retirement plans for which no third-party administrator receives compensation from the Funds;

o institutional advisory accounts of the Adviser's affiliates, those accounts which have client relationships with an affiliate of the Adviser, their affiliates and their corporate sponsors and subsidiaries; and related retirement plans;

o rollover individual retirement accounts from such institutional advisory accounts;

36 | CORE FIXED INCOME SERIES

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;

o registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients or

o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges, if any, are paid to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R, IRA Class and Service Class shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or shareholder servicing fees. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Class D, Institutional Service Class, Institutional Class and Prime shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C, Class R, IRA Class and Service Class shares (Nationwide Money Market Fund only) pay the Distributor annual amounts not exceeding the following:

--------------------------------------------------------------------------------
CLASS                                      AS A % OF DAILY NET ASSETS
--------------------------------------------------------------------------------
Class A shares                             0.25% (distribution or service fee)
--------------------------------------------------------------------------------
Class B shares                             1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class C shares                             1.00%* (0.25% service fee)
--------------------------------------------------------------------------------
Class R shares                             0.50% (0.25% of which may be either a
                                           distribution or service fee)
--------------------------------------------------------------------------------
Service Class shares
(Money Market Fund only)                   0.15% (distribution or service fee)
--------------------------------------------------------------------------------
Service Class shares
(Short Duration Bond Fund only)            0.25% (distribution or service fee)
--------------------------------------------------------------------------------
IRA Class shares                           0.25% (distribution or service fee)
--------------------------------------------------------------------------------

* 0.75% for Nationwide Short Duration Bond Fund

ADMINISTRATIVE SERVICES FEES

Class A, Class D, Class R, Institutional Service Class, Service Class, IRA Class and Prime shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees for Class A, Class R, IRA Class and Service Class shares as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class D, Class R, Service Class, IRA Class and Prime shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund's Class A, Class D, Class R, Institutional Service Class, Service Class, IRA Class and Prime share assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

                                                   CORE FIXED INCOME SERIES | 37

REVENUE SHARING

The Adviser and/or its affiliates (collectively,"Nationwide Funds Group" or "NFG") often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as "revenue sharing payments. "The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list and/or access to an intermediary's personnel and other factors. Revenue sharing payments are paid from NFG's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG and not from the Funds' assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

o     the Distributor and other affiliates of the Adviser;

o     broker-dealers;

o     financial institutions and

o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser's or a subadviser's selection of such broker-dealer for portfolio transaction execution.

CONTACTING NATIONWIDE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

AUTOMATED VOICE RESPONSE Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

o     make transactions;

o     hear fund price information and

o     obtain mailing and wiring instructions.

INTERNET Go to WWW.NATIONWIDEFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

o     download Fund prospectuses;

o     obtain information on the Nationwide Funds;

o     access your account information and

o     request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

BY FAX 614-428-3278.

38 | CORE FIXED INCOME SERIES

FUND TRANSACTIONS--CLASS A, CLASS D, CLASS B AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

--------------------------------------------------------------------------------------------------------------------------------
HOW TO BUY SHARES                                                    HOW TO EXCHANGE* OR SELL** SHARES
BE SURE TO SPECIFY THE CLASS OF SHARES YOU WISH TO PURCHASE.          *    EXCHANGE PRIVILEGES MAY BE AMENDED OR DISCONTINUED UPON
EACH FUND MAY REJECT ANY ORDER TO BUY SHARES AND MAY SUSPEND               60-DAY WRITTEN NOTICE TO SHAREHOLDERS.
THE OFFERING OF SHARES AT ANY TIME.                                  **    A MEDALLION SIGNATURE GUARANTEE MAY BE REQUIRED. SEE
                                                                           "MEDALLION SIGNATURE GUARANTEE" BELOW.
--------------------------------------------------------------------------------------------------------------------------------
THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has              THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has
relationships with certain brokers and other financial               relationships with certain brokers and other financial
intermediaries who are authorized to accept purchase, exchange       intermediaries who are authorized to accept purchase,
and redemption orders for the Funds. Your transaction is             exchange and redemption orders for the Funds. Your
processed at the NAV next calculated after the Funds' agent or       transaction is processed at the NAV next calculated after
an authorized intermediary receives your order in proper form.       the Funds' agent or an authorized intermediary receives your order in proper form.
--------------------------------------------------------------------------------------------------------------------------------
BY MAIL. Complete an application and send with a check made          BY MAIL OR FAX. You may request an exchange or redemption
payable to: Nationwide Funds. Payment must be made in U.S.           by mailing or faxing a letter to Nationwide Funds. The
dollars and drawn on a U.S. bank. THE FUNDS DO NOT ACCEPT            letter must include your account number(s) and the name(s)
CASH, STARTER CHECKS, THIRD-PARTY CHECKS, TRAVELERS' CHECKS,         of the Fund(s) you wish to exchange from and to. The letter
CREDIT CARD CHECKS OR MONEY ORDERS.                                  must be signed by all account owners. We reserve the right to request original documents for any faxed requests.
--------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE. You will have automatic telephone privileges           BY TELEPHONE. You will have automatic telephone privileges
unless you decline this option on your application. The Funds        unless you decline this option on your application. The
follow procedures to confirm that telephone instructions are         Funds follow procedures to confirm that telephone
genuine and will not be liable for any loss, injury, damage or       instructions are genuine and will not be liable for any
expense that results from executing such instructions. The           loss, injury, damage or expense that results from executing
Funds may revoke telephone privileges at any time, without           such instructions. The Funds may revoke telephone privileges
notice to shareholders.                                              at any time, without notice to shareholders. For
                                                                     redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

                                                                     ADDITIONAL INFORMATION FOR SELLING SHARES. A check made
                                                                     payable to the shareholder(s) of record will be mailed to
                                                                     the address of record.

                                                                     The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.
--------------------------------------------------------------------------------------------------------------------------------
ON-LINE. Transactions may be made through the Nationwide             ON-LINE. Transactions may be made through the Nationwide
Funds' website. However, the Funds may discontinue on-line           Funds' website. However, the Funds may discontinue on-line
transactions of Fund shares at any time.                             transactions of Fund shares at any time.
--------------------------------------------------------------------------------------------------------------------------------
BY BANK WIRE. You may have your bank transmit funds by federal       BY BANK WIRE. The Funds can wire the proceeds of your
funds wire to the Funds' custodian bank. (The authorization          redemption directly to your account at a commercial bank. A
will be in effect unless you give the Funds written notice of        voided check must be attached to your application. (The
its termination.)                                                    authorization will be in effect unless you give the Fund
                                                                     written notice of its termination.)
o     if you choose this method to open a new account, you
      must call our toll-free number before you wire your            o     your proceeds typically will be wired to your bank on
      investment and arrange to fax your completed                         the next business day after your order has been
      application.                                                         processed.

o     your bank may charge a fee to wire funds.                      o     Nationwide Funds deducts a $20 service fee from the
                                                                           redemption proceeds for this service.
o     the wire must be received by 4:00 p.m. in order to
      receive the current day's NAV.                                 o     your financial institution may also charge a fee for
                                                                           receiving the wire.

                                                                     o     funds sent outside the U.S. may be subject to higher
                                                                           fees.

                                                                     BANK WIRE IS NOT AN OPTION FOR EXCHANGES.
--------------------------------------------------------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH). You can fund your                 BY AUTOMATED CLEARING HOUSE (ACH). Your redemption proceeds
Nationwide Funds' account with proceeds from your bank via ACH       can be sent to your bank via ACH on the second business day
on the second business day after your purchase order has been        after your order has been processed. A voided check must be
processed. A voided check must be attached to your                   attached to your application. Money sent through ACH should
application. Money sent through ACH typically reaches                reach your bank in two business days. There is no fee for
Nationwide Funds from your bank in two business days. There is       this service. (The authorization will be in effect unless
no fee for this service. (The authorization will be in effect        you give the Funds written notice of its termination.)
unless you give the Funds written notice of its termination.)
                                                                     ACH IS NOT AN OPTION FOR EXCHANGES.
--------------------------------------------------------------------------------------------------------------------------------
RETIREMENT PLAN PARTICIPANTS should contact their                    RETIREMENT PLAN PARTICIPANTS should contact their
retirement plan administrator regarding transactions.                retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to conduct          Retirement plans or their administrators wishing to conduct
transactions should call our toll-free number. Eligible              transactions should call our toll-free number. Eligible
entities or individuals wishing to conduct transactions in           entities or individuals wishing to conduct transactions in
Institutional Service Class or Institutional Class shares            Institutional Service Class or Institutional Class shares
should call our toll-free number                                     should call our toll-free number.
--------------------------------------------------------------------------------------------------------------------------------

                                                   CORE FIXED INCOME SERIES | 39

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

o calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent, plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund's NAV. The Valuation Procedures provide that each Fund's assets are valued primarily on the basis of the last quoted bid price. Where such bid prices are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual "fair valuation" in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will "fair value" securities whose value is affected by a "significant event." Pursuant to the Valuation Procedures, any "fair valuation" decisions are subject to the review of the Board of Trustees.

A "significant event" is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund's NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer's operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund's NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets' perceptions and trading activities on a Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund's shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders.

The Nationwide Money Market Fund's securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

--------------------------------------------------------------------------------
The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

o     New Year's Day

o     Martin Luther King, Jr. Day

o     Presidents'Day

o     Good Friday

o     Memorial Day

o     Independence Day

o     Labor Day

o     Thanksgiving Day

o     Christmas Day

o     Other days when the New York Stock Exchange is closed.
--------------------------------------------------------------------------------

40 | CORE FIXED INCOME SERIES

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS

CLASS A, CLASS B, CLASS C, CLASS D AND PRIME SHARES
To open an account                                             $2,000 (per Fund)
To open an IRA account                                         $1,000 (per Fund)
Additional investments                                           $100 (per Fund)
To start an Automatic Asset
Accumulation Plan                                                         $1,000
Additional Investments
(Automatic Asset Accumulation Plan)                                          $50

--------------------------------------------------------------------------------

CLASS R SHARES
To open an account                                                    No Minimum
Additional investments                                                No Minimum

--------------------------------------------------------------------------------

INSTITUTIONAL SERVICE CLASS AND SERVICE CLASS SHARES
To open an account                                            $50,000 (per Fund)
Additional investments                                                No Minimum

--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
To open an account                                         $1,000,000 (per Fund)
Additional investments                                                No Minimum

--------------------------------------------------------------------------------

IRA CLASS SHARES
To open an account                                             $1,000 (per Fund)
Additional investments                                                      $100
Additional Investments
(Automatic Asset Accumulation Plan)                                          $50
--------------------------------------------------------------------------------


Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.
--------------------------------------------------------------------------------


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

o     name;

o     date of birth (for individuals);

o residential or business street address (although post office boxes are still permitted for mailing) and

o Social Security number,taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund's minimum.

o If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. For Prime Shares of Nationwide Money Market Fund, if the average monthly value of your account falls below $250, you are generally subject to a $2 monthly fee. Shares from your account are redeemed each quarter/month to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, each Fund may waive the low-balance fee.

                                                   CORE FIXED INCOME SERIES | 41

o Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below the minimum. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

o     both accounts have the same registration;

o your first purchase in the new fund meets its minimum investment requirement and

o you purchase the same class of shares. For example,you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class D, Class B, Class C, Class R, Service Class, Institutional Service Class or Institutional Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.

o if you exchange Class A shares that are subject to a CDSC,and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund.)

EXCHANGES INTO NATIONWIDE MONEY MARKET FUND

You may exchange between Class A, Class D, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to automatically redeem shares in Class A, Class D, Class B, Class C, Prime and IRA Class shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds' transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell, or in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o     trading is restricted or

o     an emergency exists (as determined by the Securities and Exchange
      Commission).

Generally, the Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

o     is engaged in excessive trading or

o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund's then-current NAV until you give the Funds different instructions.

42 | CORE FIXED INCOME SERIES

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds' ability to make a redemption-in-kind, see the SAI.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

--------------------------------------------------------------------------------

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for redemptions of shares of the Funds in any of the following instances:

o     your account address has changed within the last 15 calendar days;

o the redemption check is made payable to anyone other than the registered shareholder;

o     the proceeds are mailed to any address other than the address of record or

o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.
--------------------------------------------------------------------------------

                                                   CORE FIXED INCOME SERIES | 43

--------------------------------------------------------------------------------
SECTION 4 INVESTING WITH NATIONWIDE FUNDS (CONT.)

EXCESSIVE OR SHORT-TERM TRADING

The Nationwide Funds seek to discourage excessive or short-term trading (often described as "market timing"). Excessive trading (either frequent exchanges between Nationwide Funds or sales and repurchases of Nationwide Funds within a short time period) may:

o     disrupt portfolio management strategies;

o     increase brokerage and other transaction costs and

o     negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the Adviser; its subadvisers and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

o restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and

o reject transactions that violate the Fund's excessive trading policies or its exchange limits.

Each Fund also has implemented redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

o     an exchange equaling 1% or more of a Fund's NAV may be rejected and

o redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Funds have fair value pricing procedures in place as described above in
Section 4, Investing with Nationwide Funds: Fair Value Pricing.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.
--------------------------------------------------------------------------------

44 | CORE FIXED INCOME SERIES

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain types of accounts. If you redeem or exchange your shares in such an account within a designated holding period, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed first. If you exchange assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

o     shares redeemed or exchanged under regularly scheduled withdrawal plans;

o     shares purchased through reinvested dividends or capital gains;

o shares redeemed (or exchanged into the Nationwide Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;

o shares redeemed in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts;

o shares redeemed or exchanged from retirement accounts within 30 days of an automatic payroll deduction or

o shares redeemed or exchanged by any "fund of funds" that is affiliated with a Fund.

With respect to shares redeemed or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 calendar days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception. Redemption and exchange fees will be assessed unless or until the Funds are notified that an account is exempt.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

o     broker wrap fee and other fee-based programs;

o     qualified retirement plan accounts;

o omnibus accounts where there is no capability to impose a redemption fee on underlying customers' accounts and

o intermediaries that do not or cannot report sufficient information to impose a redemption fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

The following Nationwide Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged out of one of these funds into another Nationwide Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

--------------------------------------------------------------------------------
                                                                        MINIMUM
                                                    EXCHANGE/    HOLDING PERIOD
FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
--------------------------------------------------------------------------------
Nationwide China Opportunities Fund                     2.00%                90
--------------------------------------------------------------------------------
Nationwide Emerging Markets Fund                        2.00%                90
--------------------------------------------------------------------------------
Nationwide Global Financial Services Fund               2.00%                90
--------------------------------------------------------------------------------
Nationwide Health Sciences Fund                         2.00%                90
--------------------------------------------------------------------------------
Nationwide Natural Resources Fund                       2.00%                90
--------------------------------------------------------------------------------
Nationwide Technology and
   Communications Fund                                  2.00%                90
--------------------------------------------------------------------------------
Nationwide Global Utilities Fund                        2.00%                90
--------------------------------------------------------------------------------
Nationwide Hedged Core Equity Fund                      2.00%                90
--------------------------------------------------------------------------------
Nationwide International Growth Fund                    2.00%                90
--------------------------------------------------------------------------------
Nationwide International Value Fund                     2.00%                90
--------------------------------------------------------------------------------
Nationwide Market Neutral Fund                          2.00%                90
--------------------------------------------------------------------------------
Nationwide Micro Cap Equity Fund                        2.00%                90
--------------------------------------------------------------------------------
Nationwide Mid Cap Growth Fund                          2.00%                90
--------------------------------------------------------------------------------
Nationwide Mid Cap Growth Leaders Fund                  2.00%                90
--------------------------------------------------------------------------------
Nationwide Small Cap Fund                               2.00%                90
--------------------------------------------------------------------------------
Nationwide Small Cap Core Fund                          2.00%                90
--------------------------------------------------------------------------------
Nationwide Small Cap Growth
   Opportunities Fund                                   2.00%                90
--------------------------------------------------------------------------------
Nationwide Small Cap Leaders Fund                       2.00%                90
--------------------------------------------------------------------------------
Nationwide Small Cap Value Fund                         2.00%                90
--------------------------------------------------------------------------------
Nationwide U.S. Growth Leaders
   Long-Short Fund                                      2.00%                90
--------------------------------------------------------------------------------
Nationwide U.S. Small Cap Value Fund                    2.00%                90
--------------------------------------------------------------------------------
Nationwide Value Opportunities Fund                     2.00%                90
--------------------------------------------------------------------------------
Nationwide Worldwide Leaders Fund                       2.00%                90
--------------------------------------------------------------------------------
NorthPointe Small Cap Growth Fund                       2.00%                90
--------------------------------------------------------------------------------
Nationwide Growth Fund                                  2.00%                30
--------------------------------------------------------------------------------
Nationwide Large Cap Value Fund                         2.00%                30
--------------------------------------------------------------------------------
Nationwide Fund                                         2.00%                30
--------------------------------------------------------------------------------
Nationwide Leaders Fund                                 2.00%                30
--------------------------------------------------------------------------------
Nationwide U.S. Growth Leaders Fund                     2.00%                30
--------------------------------------------------------------------------------
Nationwide Value Fund                                   2.00%                30
--------------------------------------------------------------------------------
Nationwide Bond Fund                                    2.00%                 7
--------------------------------------------------------------------------------
Nationwide Bond Index Fund                              2.00%                 7
--------------------------------------------------------------------------------
Nationwide Government Bond Fund                         2.00%                 7
--------------------------------------------------------------------------------
Nationwide International Index Fund                     2.00%                 7
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund                    2.00%                 7
--------------------------------------------------------------------------------
Nationwide Short Duration Bond Fund                     2.00%                 7
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund                           2.00%                 7
--------------------------------------------------------------------------------
Nationwide Small Cap Index Fund                         2.00%                 7
--------------------------------------------------------------------------------
Nationwide Tax-Free Income Fund                         2.00%                 7
--------------------------------------------------------------------------------

                                                   CORE FIXED INCOME SERIES | 45

SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Nationwide Money Market Fund expects to declare daily and distribute net investment income, if any, to shareholders as dividends monthly. The Nationwide Bond, Nationwide Government Bond, Nationwide Tax-Free Income, Nationwide Enhanced Income and Nationwide Short Duration Bond Funds expect to declare and distribute net investment income, if any, to shareholders as dividends monthly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund's then-current NAV until you give the Trust different instructions.

TAX CONSIDERATIONS

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

o distributions are taxable to you at either ordinary income or capital gains tax rates;

o distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

o distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;

o for individuals, none of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates because the income of the Funds is primarily derived from investments earning interest rather than divided income;

o for corporate shareholders, none of income dividends paid may be eligible for the corporate dividend-received deduction because the income of the Funds is primarily derived from investments earning interest rather than divided income, and

o distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund's fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

NATIONWIDE TAX-FREE INCOME FUND

Most distributions from the Tax-Free Income Fund will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, these dividends are exempt from regular federal income tax. Any taxable distributions will be reported on Form 1099-DIV and any exempt interest dividends will be reported on Form 1099-INT. Exempt-interest dividends from interest earned on municipal securities of a state or its political subdivisions, generally are also exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that exempt-interest dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisers about the taxability of this income before investing in the Fund. Exempt-interest dividends are taken into account when determining the taxable portion of your Social Security or

46 | CORE FIXED INCOME SERIES
railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.

While the Tax-Free Income Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

SELLING AND EXCHANGING SHARES

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

THIS DISCUSSION OF "DISTRIBUTIONS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

                                                   CORE FIXED INCOME SERIES | 47

SECTION 6 NATIONWIDE BOND FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years ended October 31, or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds' financial statements, is included in the Trust's annual reports, which are available upon request.

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

----------------------------------------------------------------------------------------------------------------------
                                                                                         INVESTMENT ACTIVITIES
----------------------------------------------------------------------------------------------------------------------
                                                                                                      NET
                                                                                                 REALIZED
                                                                                                      AND
                                                                     NET ASSET                 UNREALIZED
                                                                        VALUE,          NET         GAINS   TOTAL FROM
                                                                     BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                                                     OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                              $9.43         0.46          0.24         0.70
Year Ended October 31, 2004                                              $9.67         0.43          0.08         0.51
Year Ended October 31, 2005                                              $9.75         0.40         (0.22)        0.18
Year Ended October 31, 2006                                              $9.53         0.44          0.04         0.48
Year Ended October 31, 2007                                              $9.58         0.47         (0.07)        0.40
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2003 (f)                                        $9.49         0.06          0.18         0.24
Year Ended October 31, 2004                                              $9.67         0.36          0.08         0.44
Year Ended October 31, 2005                                              $9.75         0.34         (0.22)        0.12
Year Ended October 31, 2006                                              $9.53         0.39          0.02         0.41
Year Ended October 31, 2007                                              $9.57         0.40         (0.06)        0.34
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003 (f)                                        $9.50         0.06          0.18         0.24
Year Ended October 31, 2004                                              $9.68         0.36          0.08         0.44
Year Ended October 31, 2005                                              $9.76         0.34         (0.22)        0.12
Year Ended October 31, 2006                                              $9.54         0.39          0.02         0.41
Year Ended October 31, 2007                                              $9.58         0.40         (0.06)        0.34
----------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
Year Ended October 31, 2003                                              $9.44         0.49          0.24         0.73
Year Ended October 31, 2004                                              $9.68         0.45          0.09         0.54
Year Ended October 31, 2005                                              $9.77         0.43         (0.22)        0.21
Year Ended October 31, 2006                                              $9.55         0.48          0.02         0.50
Year Ended October 31, 2007                                              $9.59         0.49         (0.07)        0.42
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                           DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                                           NET                    NET ASSET
                                                                    INVESTMENT           TOTAL    VALUE, END           TOTAL
                                                                        INCOME   DISTRIBUTIONS    OF PERIOD    RETURN (a)(b)
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                              (0.46)          (0.46)        $9.67            7.55%
Year Ended October 31, 2004                                              (0.43)          (0.43)        $9.75            5.37%
Year Ended October 31, 2005                                              (0.40)          (0.40)        $9.53            1.87%
Year Ended October 31, 2006                                              (0.43)          (0.43)        $9.58            5.22%
Year Ended October 31, 2007                                              (0.46)          (0.46)        $9.52            4.23%
----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2003 (f)                                        (0.06)          (0.06)        $9.67            2.50%
Year Ended October 31, 2004                                              (0.36)          (0.36)        $9.75            4.66%
Year Ended October 31, 2005                                              (0.34)          (0.34)        $9.53            1.18%
Year Ended October 31, 2006                                              (0.37)          (0.37)        $9.57            4.41%
Year Ended October 31, 2007                                              (0.39)          (0.39)        $9.52            3.67%
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003 (f)                                        (0.06)          (0.06)        $9.68            2.49%
Year Ended October 31, 2004                                              (0.36)          (0.36)        $9.76            4.63%
Year Ended October 31, 2005                                              (0.34)          (0.34)        $9.54            1.18%
Year Ended October 31, 2006                                              (0.37)          (0.37)        $9.58            4.40%
Year Ended October 31, 2007                                              (0.39)          (0.39)        $9.53            3.66%
----------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
Year Ended October 31, 2003                                              (0.49)          (0.49)        $9.68            7.81%
Year Ended October 31, 2004                                              (0.45)          (0.45)        $9.77            5.75%
Year Ended October 31, 2005                                              (0.43)          (0.43)        $9.55            2.15%
Year Ended October 31, 2006                                              (0.46)          (0.46)        $9.59            5.39%
Year Ended October 31, 2007                                              (0.48)          (0.48)        $9.53            4.54%
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           RATIO OF
                                                                                          RATIO OF       INVESTMENT
                                                                           RATIO          EXPENSES           INCOME
                                                                          OF NET         (PRIOR TO        (PRIOR TO
                                     NET ASSETS      RATIO OF         INVESTMENT        REIMBURSE-       REIMBURSE-
                                      AT END OF   EXPENSES TO          INCOME TO         MENTS) TO        MENTS) TO
                                         PERIOD   AVERAGE NET            AVERAGE       AVERAGE NET      AVERAGE NET       PORTFOLIO
                                         (000S)    ASSETS (c)     NET ASSETS (c)     ASSETS (c)(d)    ASSETS (c)(d)    TURNOVER (e)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003            $ 10,128          1.08%              4.74%                 (g)              (g)        17.73%
Year Ended October 31, 2004            $ 10,669          1.04%              4.38%                 (g)              (g)        17.20%
Year Ended October 31, 2005            $ 10,212          1.10%              4.15%                 (g)              (g)        34.08%
Year Ended October 31, 2006            $ 11,434          1.08%              4.76%             1.08%            4.76%          36.06%
Year Ended October 31, 2007            $ 12,178          1.07%              4.89%             1.08%            4.88%          39.35%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2003 (f)      $     24          1.83%(h)           3.62%(h)              (g)              (g)        17.73%
Year Ended October 31, 2004            $    102          1.72%              3.64%                 (g)              (g)        17.20%
Year Ended October 31, 2005            $    223          1.78%              3.46%                 (g)              (g)        34.08%
Year Ended October 31, 2006            $    268          1.75%              4.12%             1.75%            4.12%          36.06%
Year Ended October 31, 2007            $    371          1.72%              4.24%             1.73%            4.24%          39.35%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003 (f)      $      9          1.87%              3.60%                 (g)              (g)        17.73%
Year Ended October 31, 2004            $    182          1.72%              3.48%                 (g)              (g)        17.20%
Year Ended October 31, 2005            $    696          1.78%              3.45%                 (g)              (g)        34.08%
Year Ended October 31, 2006            $  1,306          1.74%              4.15%             1.74%            4.15%          36.06%
Year Ended October 31, 2007            $  1,430          1.72%              4.24%             1.73%            4.24%          39.35%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
Year Ended October 31, 2003            $127,591          0.82%              5.00%                 (g)              (g)        17.73%
Year Ended October 31, 2004            $112,631          0.78%              4.64%                 (g)              (g)        17.20%
Year Ended October 31, 2005            $ 99,133          0.83%              4.41%                 (g)              (g)        34.08%
Year Ended October 31, 2006            $ 83,878          0.80%              5.00%             0.80%            5.00%          36.06%
Year Ended October 31, 2007            $ 75,009          0.77%              5.17%             0.77%            5.17%          39.35%
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Excludes sales charge.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from September 4, 2003 (commencement of operations) through October 31, 2003.

(g)   There were no fee reductions during the period.

48 | CORE FIXED INCOME SERIES

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

----------------------------------------------------------------------------------------------------------------------
                                                                                         INVESTMENT ACTIVITIES
----------------------------------------------------------------------------------------------------------------------
                                                                                                      NET
                                                                                                 REALIZED
                                                                                                      AND
                                                                     NET ASSET                 UNREALIZED
                                                                        VALUE,          NET         GAINS   TOTAL FROM
                                                                     BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                                                     OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES
----------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)                                        $9.80         0.03         (0.12)       (0.09)
Year Ended October 31, 2004                                              $9.68         0.39          0.09         0.48
Year Ended October 31, 2005                                              $9.77         0.40         (0.22)        0.18
Year Ended October 31, 2006                                              $9.55         0.42          0.03         0.45
Year Ended October 31, 2007                                              $9.59         0.42         (0.06)        0.36
----------------------------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended October 31, 2003 (h)                                          $9.43         0.41          0.24         0.65
Year Ended October 31, 2004                                              $9.67         0.38          0.08         0.46
Year Ended October 31, 2005                                              $9.75         0.35         (0.21)        0.14
Year Ended October 31, 2006                                              $9.54         0.40          0.02         0.42
Year Ended October 31, 2007                                              $9.58         0.42         (0.07)        0.35
----------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year Ended October 31, 2003 (h)                                          $9.44         0.41          0.24         0.65
Year Ended October 31, 2004                                              $9.68         0.38          0.08         0.46
Year Ended October 31, 2005                                              $9.76         0.35         (0.21)        0.14
Year Ended October 31, 2006                                              $9.55         0.40          0.02         0.42
Year Ended October 31, 2007                                              $9.59         0.42         (0.07)        0.35
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2004 (i)                                        $9.50         0.15          0.26         0.41
Year Ended October 31, 2005                                              $9.76         0.43         (0.21)        0.22
Year Ended October 31, 2006                                              $9.55         0.47          0.03         0.50
Year Ended October 31, 2007 (j)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                          DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                                           NET                    NET ASSET
                                                                    INVESTMENT           TOTAL    VALUE, END           TOTAL
                                                                        INCOME   DISTRIBUTIONS     OF PERIOD   RETURN (a)(b)
----------------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)                                        (0.03)          (0.03)       $ 9.68           (0.92%)
Year Ended October 31, 2004                                              (0.39)          (0.39)       $ 9.77            5.06%
Year Ended October 31, 2005                                              (0.40)          (0.40)       $ 9.55            1.81%
Year Ended October 31, 2006                                              (0.41)          (0.41)       $ 9.59            4.88%
Year Ended October 31, 2007                                              (0.42)          (0.42)       $ 9.53            3.88%
----------------------------------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended October 31, 2003 (h)                                          (0.41)          (0.41)       $ 9.67            6.98%
Year Ended October 31, 2004                                              (0.38)          (0.38)       $ 9.75            4.82%
Year Ended October 31, 2005                                              (0.35)          (0.35)       $ 9.54            1.44%
Year Ended October 31, 2006                                              (0.38)          (0.38)       $ 9.58            4.57%
Year Ended October 31, 2007                                              (0.41)          (0.41)       $ 9.52            3.71%
----------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year Ended October 31, 2003 (h)                                          (0.41)          (0.41)       $ 9.68            6.97%
Year Ended October 31, 2004                                              (0.38)          (0.38)       $ 9.76            4.81%
Year Ended October 31, 2005                                              (0.35)          (0.35)       $ 9.55            1.44%
Year Ended October 31, 2006                                              (0.38)          (0.38)       $ 9.59            4.56%
Year Ended October 31, 2007                                              (0.41)          (0.41)       $ 9.53            3.71%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2004 (i)                                        (0.15)          (0.15)       $ 9.76            4.32%
Year Ended October 31, 2005                                              (0.43)          (0.43)       $ 9.55            2.30%
Year Ended October 31, 2006                                              (0.46)          (0.46)       $ 9.59            5.45%
Year Ended October 31, 2007 (j)
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           RATIO OF
                                                                                          RATIO OF       INVESTMENT
                                                                           RATIO          EXPENSES           INCOME
                                                                          OF NET         (PRIOR TO        (PRIOR TO
                                     NET ASSETS      RATIO OF         INVESTMENT        REIMBURSE-       REIMBURSE-
                                      AT END OF   EXPENSES TO          INCOME TO         MENTS) TO        MENTS) TO
                                         PERIOD   AVERAGE NET            AVERAGE       AVERAGE NET      AVERAGE NET       PORTFOLIO
                                         (000S)    ASSETS (c)     NET ASSETS (c)     ASSETS (c)(d)    ASSETS (c)(d)    TURNOVER (e)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)     $       1          1.85%              3.48%             1.95%            3.38%          17.73%
Year Ended October 31, 2004           $       1          1.37%              3.99%                 (g)              (g)        17.20%
Year Ended October 31, 2005           $       1          1.14%              4.08%                 (g)              (g)        34.08%
Year Ended October 31, 2006           $       1          1.30%              4.53%             1.30%            4.53%          36.06%
Year Ended October 31, 2007           $       1          1.44%              4.51%             1.44%            4.51%          39.35%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended October 31, 2003 (h)       $   3,674          1.60%              4.22%                 (g)              (g)        17.73%
Year Ended October 31, 2004           $   3,457          1.57%              3.85%                 (g)              (g)        17.20%
Year Ended October 31, 2005           $   2,821          1.63%              3.62%                 (g)              (g)        34.08%
Year Ended October 31, 2006           $   1,854          1.61%              4.18%             1.61%            4.18%          36.06%
Year Ended October 31, 2007           $   1,493          1.57%              4.38%             1.58%            4.38%          39.35%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year Ended October 31, 2003 (h)       $     256          1.60%              4.21%                 (g)              (g)        17.73%
Year Ended October 31, 2004           $     238          1.57%              3.85%                 (g)              (g)        17.20%
Year Ended October 31, 2005           $     199          1.63%              3.62%                 (g)              (g)        34.08%
Year Ended October 31, 2006           $     151          1.60%              4.18%             1.60%            4.18%          36.06%
Year Ended October 31, 2007           $     145          1.57%              4.37%             1.58%            4.37%          39.35%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2004 (i)     $     260          0.73%              4.51%                 (g)              (g)        17.20%
Year Ended October 31, 2005           $   4,641          0.78%              4.47%                 (g)              (g)        34.08%
Year Ended October 31, 2006           $  12,233          0.74%              5.17%             0.74%            5.17%          36.06%
Year Ended October 31, 2007 (j)
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Excludes sales charge.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(g)   There were no fee reductions during the period.

(h) Effective September 1, 2003, Class B and Class C shares were renamed Class X and Class Y shares, respectively.

(i) For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(j)   No Institutional Class shares were outstanding as of October 31, 2007.

                                                   CORE FIXED INCOME SERIES | 49

SECTION 6 NATIONWIDE ENHANCED INCOME FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------------------------
                                                                          INVESTMENT ACTIVITIES
--------------------------------------------------------------------------------------------------------
                                                                                       NET
                                                                                  REALIZED
                                                                                       AND
                                                      NET ASSET                 UNREALIZED
                                                         VALUE,          NET         GAINS   TOTAL FROM
                                                      BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                                      OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES
--------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                               $9.44         0.30         (0.18)        0.12
Year Ended October 31, 2004                               $9.26         0.16         (0.09)        0.07
Year Ended October 31, 2005                               $9.16         0.22         (0.07)        0.15
Year Ended October 31, 2006                               $9.08         0.32          0.05         0.37
Year Ended October 31, 2007                               $9.13         0.40          0.03         0.43
--------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)                         $9.30         0.02         (0.03)       (0.01)
Year Ended October 31, 2004                               $9.27         0.13         (0.09)        0.04
Year Ended October 31, 2005                               $9.17         0.22         (0.07)        0.15
Year Ended October 31, 2006                               $9.09         0.32          0.05         0.37
Year Ended October 31, 2007                               $9.14         0.37          0.03         0.40
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Year Ended October 31, 2003                               $9.44         0.31         (0.17)        0.14
Year Ended October 31, 2004                               $9.27         0.17         (0.09)        0.08
Year Ended October 31, 2005                               $9.17         0.23         (0.07)        0.16
Year Ended October 31, 2006 (g)                           $9.09         0.32          0.05         0.37
Year Ended October 31, 2007                               $9.14         0.47         (0.03)        0.44
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                               $9.44         0.33         (0.18)        0.15
Year Ended October 31, 2004                               $9.26         0.19         (0.08)        0.11
Year Ended October 31, 2005                               $9.17         0.25         (0.07)        0.18
Year Ended October 31, 2006                               $9.09         0.34          0.04         0.38
Year Ended October 31, 2007                               $9.13         0.42          0.03         0.45

--------------------------------------------------------------------------------------------------------------
                                                            DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
                                                            NET                    NET ASSET
                                                     INVESTMENT           TOTAL   VALUE, END           TOTAL
                                                         INCOME   DISTRIBUTIONS    OF PERIOD   RETURN (a)(b)
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                               (0.30)          (0.30)       $9.26            1.31%
Year Ended October 31, 2004                               (0.17)          (0.17)       $9.16            0.73%
Year Ended October 31, 2005                               (0.23)          (0.23)       $9.08            1.66%
Year Ended October 31, 2006                               (0.32)          (0.32)       $9.13            4.15%
Year Ended October 31, 2007                               (0.38)          (0.38)       $9.18            4.75%
--------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)                         (0.02)          (0.02)       $9.27           (0.13%)
Year Ended October 31, 2004                               (0.14)          (0.14)       $9.17            0.48%
Year Ended October 31, 2005                               (0.23)          (0.23)       $9.09            1.70%
Year Ended October 31, 2006                               (0.32)          (0.32)       $9.14            4.12%
Year Ended October 31, 2007                               (0.35)          (0.35)       $9.19            4.44%
--------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Year Ended October 31, 2003                               (0.31)          (0.31)       $9.27            1.50%
Year Ended October 31, 2004                               (0.18)          (0.18)       $9.17            0.82%
Year Ended October 31, 2005                               (0.24)          (0.24)       $9.09            1.77%
Year Ended October 31, 2006 (g)                           (0.32)          (0.32)       $9.14            4.17%
Year Ended October 31, 2007                               (0.39)          (0.39)       $9.19            4.91%
--------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                               (0.33)          (0.33)       $9.26            1.64%
Year Ended October 31, 2004                               (0.20)          (0.20)       $9.17            1.07%
Year Ended October 31, 2005                               (0.26)          (0.26)       $9.09            2.13%
Year Ended October 31, 2006                               (0.34)          (0.34)       $9.13            4.31%
Year Ended October 31, 2007                               (0.40)          (0.40)       $9.18            5.04%
--------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       RATIO OF NET
                                                                                           RATIO OF      INVESTMENT
                                                                              RATIO        EXPENSES          INCOME
                                                                             OF NET       (PRIOR TO       (PRIOR TO
                                       NET ASSETS         RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                        AT END OF         EXPENSES        INCOME TO       MENTS) TO       MENTS) TO
                                           PERIOD       TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                           (000S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003              $  2,404             0.78%            3.11%           0.88%           3.01%         29.97%
Year Ended October 31, 2004              $  1,575             0.80%            1.74%           0.85%           1.69%         51.59%
Year Ended October 31, 2005              $  1,242             0.80%            2.36%           0.85%           2.31%         60.80%
Year Ended October 31, 2006              $  1,570             0.72%            3.51%           0.76%           3.47%         77.44%
Year Ended October 31, 2007              $  1,390             0.75%            4.28%           0.81%           4.22%         55.72%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)        $      1             1.05%            2.01%           1.15%           1.91%         29.97%
Year Ended October 31, 2004              $      1             1.00%            1.49%           1.00%           1.49%         51.59%
Year Ended October 31, 2005              $      1             0.72%            2.42%           0.72%           2.42%         60.80%
Year Ended October 31, 2006              $      1             0.74%            3.50%           0.74%           3.50%         77.44%
Year Ended October 31, 2007              $      1             0.99%            3.99%           1.00%           3.98%         55.72%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Year Ended October 31, 2003              $  9,256             0.70%            3.25%           0.80%           3.15%         29.97%
Year Ended October 31, 2004              $  7,476             0.70%            1.84%           0.75%           1.79%         51.59%
Year Ended October 31, 2005              $  5,661             0.70%            2.47%           0.75%           2.42%         60.80%
Year Ended October 31, 2006 (g)          $     12             0.70%            3.47%           0.73%           3.44%         77.44%
Year Ended October 31, 2007              $     13             0.66%            6.16%           0.74%           6.08%         55.72%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003              $155,704             0.45%            3.40%           0.55%           3.30%         29.97%
Year Ended October 31, 2004              $299,898             0.45%            2.05%           0.50%           2.00%         51.59%
Year Ended October 31, 2005              $452,749             0.45%            2.76%           0.50%           2.71%         60.80%
Year Ended October 31, 2006              $437,052             0.45%            3.79%           0.49%           3.75%         77.44%
Year Ended October 31, 2007              $163,386             0.45%            4.49%           0.49%           4.45%         55.72%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Excludes sales charge.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(g) Net investment income (loss) is based on average shares outstanding during the period.

50 | CORE FIXED INCOME SERIES

SECTION 6 NATIONWIDE GOVERNMENT BOND FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------------------------
                                                                          INVESTMENT ACTIVITIES
--------------------------------------------------------------------------------------------------------
                                                                                       NET
                                                                                  REALIZED
                                                                                       AND
                                                      NET ASSET                 UNREALIZED
                                                         VALUE,          NET         GAINS   TOTAL FROM
                                                      BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                                      OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES
--------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                              $10.95         0.41         (0.16)        0.25
Year Ended October 31, 2004                              $10.61         0.35          0.03         0.38
Year Ended October 31, 2005                              $10.37         0.35         (0.20)        0.15
Year Ended October 31, 2006                              $10.17         0.40          0.02         0.42
Year Ended October 31, 2007                              $10.19         0.41          0.09         0.50
--------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2003 (f)                        $10.48         0.06          0.12         0.18
Year Ended October 31, 2004                              $10.61         0.28          0.03         0.31
Year Ended October 31, 2005                              $10.37         0.29         (0.20)        0.09
Year Ended October 31, 2006                              $10.17         0.34          0.02         0.36
Year Ended October 31, 2007                              $10.19         0.35          0.09         0.44
--------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003 (f)                        $10.48         0.06          0.12         0.18
Year Ended October 31, 2004                              $10.61         0.28          0.03         0.31
Year Ended October 31, 2005                              $10.37         0.29         (0.21)        0.08
Year Ended October 31, 2006                              $10.16         0.34          0.03         0.37
Year Ended October 31, 2007                              $10.19         0.36          0.07         0.43
--------------------------------------------------------------------------------------------------------
CLASS D SHARES
Year Ended October 31, 2003                              $10.95         0.44         (0.15)        0.29
Year Ended October 31, 2004                              $10.62         0.38          0.02         0.40
Year Ended October 31, 2005                              $10.37         0.38         (0.20)        0.18
Year Ended October 31, 2006                              $10.17         0.43          0.02         0.45
Year Ended October 31, 2007                              $10.19         0.44          0.09         0.53
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                  DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                             NET        NET                    NET ASSET
                                                      INVESTMENT   REALIZED           TOTAL   VALUE, END           TOTAL
                                                          INCOME      GAINS   DISTRIBUTIONS    OF PERIOD   RETURN (a)(b)
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                (0.40)     (0.19)          (0.59)      $10.61             2.29%
Year Ended October 31, 2004                                (0.36)     (0.26)          (0.62)      $10.37             3.68%
Year Ended October 31, 2005                                (0.35)        --           (0.35)      $10.17             1.46%
Year Ended October 31, 2006                                (0.39)     (0.01)          (0.40)      $10.19             4.25%
Year Ended October 31, 2007                                (0.42)        --           (0.42)      $10.27             5.01%
--------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2003 (f)                          (0.05)        --           (0.05)      $10.61             1.73%
Year Ended October 31, 2004                                (0.29)     (0.26)          (0.55)      $10.37             3.04%
Year Ended October 31, 2005                                (0.29)        --           (0.29)      $10.17             0.85%
Year Ended October 31, 2006                                (0.33)     (0.01)          (0.34)      $10.19             3.61%
Year Ended October 31, 2007                                (0.36)        --           (0.36)      $10.27             4.39%
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003 (f)                          (0.05)        --           (0.05)      $10.61             1.73%
Year Ended October 31, 2004                                (0.29)     (0.26)          (0.55)      $10.37             3.03%
Year Ended October 31, 2005                                (0.29)        --           (0.29)      $10.16             0.75%
Year Ended October 31, 2006                                (0.33)     (0.01)          (0.34)      $10.19             3.69%
Year Ended October 31, 2007                                (0.36)        --           (0.36)      $10.26             4.29%
--------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
Year Ended October 31, 2003                                (0.43)     (0.19)          (0.62)      $10.62             2.67%
Year Ended October 31, 2004                                (0.39)     (0.26)          (0.65)      $10.37             3.87%
Year Ended October 31, 2005                                (0.38)        --           (0.38)      $10.17             1.76%
Year Ended October 31, 2006                                (0.42)     (0.01)          (0.43)      $10.19             4.55%
Year Ended October 31, 2007                                (0.45)        --           (0.45)      $10.27             5.30%
--------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           RATIO OF
                                                                                           RATIO OF      INVESTMENT
                                                                              RATIO        EXPENSES          INCOME
                                                                             OF NET       (PRIOR TO       (PRIOR TO
                                       NET ASSETS         RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                        AT END OF         EXPENSES        INCOME TO       MENTS) TO       MENTS) TO
                                           PERIOD       TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                           (000S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003              $ 56,589             1.10%            3.76%             (g)             (g)        106.65%
Year Ended October 31, 2004              $ 55,481             1.07%            3.37%             (g)             (g)        110.72%
Year Ended October 31, 2005              $ 54,166             1.10%            3.41%             (g)             (g)        117.67%
Year Ended October 31, 2006              $ 31,586             1.09%            3.95%           1.09%           3.95%        150.10%
Year Ended October 31, 2007              $ 31,195             1.10%            4.09%           1.10%           4.09%         90.18%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2003 (f)        $      1             1.80%            3.52%             (g)             (g)        106.65%
Year Ended October 31, 2004              $    170             1.69%            2.75%             (g)             (g)        110.72%
Year Ended October 31, 2005              $    152             1.71%            2.79%             (g)             (g)        117.67%
Year Ended October 31, 2006              $    361             1.69%            3.42%           1.69%           3.42%        150.10%
Year Ended October 31, 2007              $    417             1.71%            3.48%           1.71%           3.48%         90.18%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003 (f)        $     65             1.76%            4.11%             (g)             (g)        106.65%
Year Ended October 31, 2004              $    296             1.69%            2.75%             (g)             (g)        110.72%
Year Ended October 31, 2005              $    331             1.71%            2.80%             (g)             (g)        117.67%
Year Ended October 31, 2006              $  2,645             1.69%            3.45%           1.69%           3.45%        150.10%
Year Ended October 31, 2007              $  1,513             1.70%            3.46%           1.71%           3.46%         90.18%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
Year Ended October 31, 2003              $154,556             0.82%            4.03%             (g)             (g)        106.65%
Year Ended October 31, 2004              $121,325             0.78%            3.66%             (g)             (g)        110.72%
Year Ended October 31, 2005              $105,987             0.81%            3.70%             (g)             (g)        117.67%
Year Ended October 31, 2006              $ 92,547             0.79%            4.24%           0.79%           4.24%        150.10%
Year Ended October 31, 2007              $ 84,532             0.81%            4.37%           0.81%           4.37%         90.18%
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Excludes sales charge.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from September 4, 2003 (commencement of operations) through October 31, 2003.

(g)   There were no fee reductions during the period.

                                                   CORE FIXED INCOME SERIES | 51

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------------------------
                                                                          INVESTMENT ACTIVITIES
--------------------------------------------------------------------------------------------------------
                                                                                       NET
                                                                                  REALIZED
                                                                                       AND
                                                      NET ASSET                 UNREALIZED
                                                         VALUE,          NET         GAINS   TOTAL FROM
                                                      BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                                      OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES
--------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)                        $10.77         0.04         (0.16)       (0.12)
Year Ended October 31, 2004                              $10.62         0.32          0.03         0.35
Year Ended October 31, 2005                              $10.38         0.35         (0.21)        0.14
Year Ended October 31, 2006                              $10.17         0.40          0.03         0.43
Year Ended October 31, 2007                              $10.20         0.38          0.09         0.47
--------------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended October 31, 2003 (h)                          $10.93         0.36         (0.14)        0.22
Year Ended October 31, 2004                              $10.61         0.30          0.02         0.32
Year Ended October 31, 2005                              $10.36         0.30         (0.20)        0.10
Year Ended October 31, 2006                              $10.16         0.36          0.02         0.38
Year Ended October 31, 2007                              $10.18         0.36          0.09         0.45
--------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year Ended October 31, 2003 (h)                          $10.93         0.36         (0.14)        0.22
Year Ended October 31, 2004                              $10.61         0.30          0.02         0.32
Year Ended October 31, 2005                              $10.36         0.30         (0.20)        0.10
Year Ended October 31, 2006                              $10.16         0.36          0.02         0.38
Year Ended October 31, 2007                              $10.18         0.36          0.09         0.45
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2004 (i)                        $10.11         0.12          0.28         0.40
Year Ended October 31, 2005 (j)                          $10.38         0.39         (0.21)        0.18
Year Ended October 31, 2006                              $10.17         0.44          0.02         0.46
Year Ended October 31, 2007                              $10.19         0.46          0.08         0.54
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                  DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                             NET        NET                    NET ASSET
                                                      INVESTMENT   REALIZED           TOTAL   VALUE, END           TOTAL
                                                          INCOME      GAINS   DISTRIBUTIONS    OF PERIOD   RETURN (a)(b)
--------------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)                          (0.03)        --           (0.03)      $10.62           (1.12%)
Year Ended October 31, 2004                                (0.33)     (0.26)          (0.59)      $10.38            3.41%
Year Ended October 31, 2005                                (0.35)        --           (0.35)      $10.17            1.34%
Year Ended October 31, 2006                                (0.39)     (0.01)          (0.40)      $10.20            4.35%
Year Ended October 31, 2007                                (0.39)        --           (0.39)      $10.28            4.70%
--------------------------------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended October 31, 2003 (h)                            (0.35)     (0.19)          (0.54)      $10.61            2.00%
Year Ended October 31, 2004                                (0.31)     (0.26)          (0.57)      $10.36            3.10%
Year Ended October 31, 2005                                (0.30)        --           (0.30)      $10.16            1.00%
Year Ended October 31, 2006                                (0.35)     (0.01)          (0.36)      $10.18            3.77%
Year Ended October 31, 2007                                (0.37)        --           (0.37)      $10.26            4.54%
--------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year Ended October 31, 2003 (h)                            (0.35)     (0.19)          (0.54)      $10.61            2.00%
Year Ended October 31, 2004                                (0.31)     (0.26)          (0.57)      $10.36            3.10%
Year Ended October 31, 2005                                (0.30)        --           (0.30)      $10.16            1.00%
Year Ended October 31, 2006                                (0.35)     (0.01)          (0.36)      $10.18            3.77%
Year Ended October 31, 2007                                (0.37)        --           (0.37)      $10.26            4.54%
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2004 (i)                          (0.13)        --           (0.13)      $10.38            4.00%
Year Ended October 31, 2005 (j)                            (0.39)        --           (0.39)      $10.17            1.72%
Year Ended October 31, 2006                                (0.43)     (0.01)          (0.44)      $10.19            4.68%
Year Ended October 31, 2007                                (0.46)        --           (0.46)      $10.27            5.43%
--------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           RATIO OF
                                                                                           RATIO OF      INVESTMENT
                                                                              RATIO        EXPENSES          INCOME
                                                                             OF NET       (PRIOR TO       (PRIOR TO
                                       NET ASSETS         RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                        AT END OF         EXPENSES        INCOME TO       MENTS) TO       MENTS) TO
                                           PERIOD       TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                           (000S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)          $    1             1.48%            4.13%             (g)           4.03%        106.65%
Year Ended October 31, 2004                $    1             1.37%            3.12%             (g)             (g)        110.72%
Year Ended October 31, 2005                $    1             1.06%            3.39%             (g)             (g)        117.67%
Year Ended October 31, 2006                $    1             1.08%            3.96%           1.08%           3.96%        150.10%
Year Ended October 31, 2007                $    2             1.35%            3.82%           1.35%           3.82%         90.18%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended October 31, 2003 (h)            $5,689             1.57%            3.29%             (g)             (g)        106.65%
Year Ended October 31, 2004                $4,557             1.54%            2.91%             (g)             (g)        110.72%
Year Ended October 31, 2005                $3,394             1.56%            2.95%             (g)             (g)        117.67%
Year Ended October 31, 2006                $1,907             1.56%            3.44%           1.56%           3.44%        150.10%
Year Ended October 31, 2007                $1,511             1.56%            3.63%           1.56%           3.63%         90.18%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year Ended October 31, 2003 (h)            $1,910             1.57%            3.28%             (g)             (g)        106.65%
Year Ended October 31, 2004                $  961             1.54%            2.93%             (g)             (g)        110.72%
Year Ended October 31, 2005                $  855             1.56%            2.95%             (g)             (g)        117.67%
Year Ended October 31, 2006                $  830             1.55%            3.49%           1.55%           3.49%        150.10%
Year Ended October 31, 2007                $  785             1.56%            3.63%           1.56%           3.63%         90.18%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2004 (i)          $   14             0.69%            3.66%             (g)             (g)        110.72%
Year Ended October 31, 2005 (j)            $    1             0.72%            3.85%             (g)             (g)        117.67%
Year Ended October 31, 2006                $    1             0.72%            4.38%           0.72%           4.38%        150.10%
Year Ended October 31, 2007                $    1             0.69%            4.53%           0.69%           4.53%         90.18%
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Excludes sales charge.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(g)   There were no fee reductions during the period.

(h) Effective September 1, 2003, Class B and Class C shares were renamed Class X and Class Y shares, respectively.

(i) For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(j) Net investment income (loss) is based on average shares outstanding during the period.

52 | CORE FIXED INCOME SERIES

SECTION 6 NATIONWIDE MONEY MARKET FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

-------------------------------------------------------------------------------------------------------------------
                                          INVESTMENT ACTIVITIES         DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
                              NET ASSET
                                 VALUE,         NET  TOTAL FROM          NET                  NET ASSET
                              BEGINNING  INVESTMENT  INVESTMENT   INVESTMENT          TOTAL  VALUE, END       TOTAL
                              OF PERIOD      INCOME  ACTIVITIES       INCOME  DISTRIBUTIONS   OF PERIOD  RETURN (a)
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003       $1.00        0.01        0.01       (0.01)         (0.01)      $1.00        0.77%
Year Ended October 31, 2004       $1.00        0.01        0.01       (0.01)         (0.01)      $1.00        0.73%
Year Ended October 31, 2005       $1.00        0.02        0.02       (0.02)         (0.02)      $1.00        2.41%
Year Ended October 31, 2006       $1.00        0.04        0.04       (0.04)         (0.04)      $1.00        4.40%
Year Ended October 31, 2007       $1.00        0.05        0.05       (0.05)         (0.05)      $1.00        5.01%
-------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2003       $1.00        0.01        0.01       (0.01)         (0.01)      $1.00        0.59%
Year Ended October 31, 2004       $1.00        0.01        0.01       (0.01)         (0.01)      $1.00        0.52%
Year Ended October 31, 2005       $1.00        0.02        0.02       (0.02)         (0.02)      $1.00        2.21%
Year Ended October 31, 2006       $1.00        0.04        0.04       (0.04)         (0.04)      $1.00        4.17%
Year Ended October 31, 2007       $1.00        0.05        0.05       (0.05)         (0.05)      $1.00        4.82%
-------------------------------------------------------------------------------------------------------------------
PRIME SHARES
Year Ended October 31, 2003       $1.00        0.01        0.01       (0.01)         (0.01)      $1.00        0.69%
Year Ended October 31, 2004       $1.00        0.01        0.01       (0.01)         (0.01)      $1.00        0.67%
Year Ended October 31, 2005       $1.00        0.02        0.02       (0.02)         (0.02)      $1.00        2.36%
Year Ended October 31, 2006       $1.00        0.04        0.04       (0.04)         (0.04)      $1.00        4.35%
Year Ended October 31, 2007       $1.00        0.05        0.05       (0.05)         (0.05)      $1.00        4.94%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                          RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
                                                                   RATIO           RATIO OF       RATIO OF NET
                                                                  OF NET           EXPENSES         INVESTMENT
                              NET ASSETS        RATIO OF      INVESTMENT          (PRIOR TO   INCOME (PRIOR TO
                               AT END OF     EXPENSES TO       INCOME TO    REIMBURSEMENTS)    REIMBURSEMENTS)
                                  PERIOD         AVERAGE         AVERAGE         TO AVERAGE         TO AVERAGE
                                  (000S)  NET ASSETS (b)  NET ASSETS (b)  NET ASSETS (b)(c)  NET ASSETS (b)(c)
--------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003   $1,214,406           0.56%           0.73%                (d)                (d)
Year Ended October 31, 2004   $1,219,343           0.54%           0.73%                (d)                (d)
Year Ended October 31, 2005   $1,525,487           0.55%           2.40%                (d)                (d)
Year Ended October 31, 2006   $1,271,826           0.54%           4.32%                (d)                (d)
Year Ended October 31, 2007   $1,464,958           0.51%           4.90%              0.51%              4.90%
--------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2003   $    8,473           0.75%           0.89%              0.92%              0.72%
Year Ended October 31, 2004   $    5,952           0.75%           0.51%              0.78%              0.48%
Year Ended October 31, 2005   $    6,710           0.75%           2.30%              0.88%              2.16%
Year Ended October 31, 2006   $    9,901           0.75%           4.14%              0.80%              4.09%
Year Ended October 31, 2007   $    8,961           0.74%           4.67%              0.79%              4.62%
--------------------------------------------------------------------------------------------------------------
PRIME SHARES
Year Ended October 31, 2003   $  470,771           0.64%           0.73%                (d)                (d)
Year Ended October 31, 2004   $  395,038           0.60%           0.66%                (d)                (d)
Year Ended October 31, 2005   $  334,991           0.60%           2.31%                (d)                (d)
Year Ended October 31, 2006   $  359,067           0.59%           4.27%                (d)                (d)
Year Ended October 31, 2007   $  501,377           0.58%           4.84%              0.58%              4.84%
--------------------------------------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)   There were no fee reductions in this period.

                                                   CORE FIXED INCOME SERIES | 53

SECTION 6 NATIONWIDE SHORT DURATION BOND FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                                 INVESTMENT ACTIVITIES
----------------------------------------------------------------------------------------------
                                                                              NET
                                                                         REALIZED
                                                                              AND
                                             NET ASSET                 UNREALIZED
                                                VALUE,          NET         GAINS   TOTAL FROM
                                             BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                             OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES
----------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2003 (f)               $10.00         0.08            --         0.08
Year Ended October 31, 2004                     $10.00         0.23         (0.07)        0.16
Year Ended October 31, 2005                     $10.00         0.25         (0.15)        0.10
Year Ended October 31, 2006                     $ 9.83         0.30          0.07         0.37
Year Ended October 31, 2007                     $ 9.87         0.36          0.11         0.47
----------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (i)               $ 9.91         0.13         (0.06)        0.07
Year Ended October 31, 2006                     $ 9.83         0.27          0.07         0.34
Year Ended October 31, 2007                     $ 9.88         0.30          0.13         0.43
----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                     $10.00         0.34            --         0.34
Year Ended October 31, 2004                     $10.00         0.27         (0.07)        0.20
Year Ended October 31, 2005                     $10.00         0.27         (0.15)        0.12
Year Ended October 31, 2006                     $ 9.83         0.33          0.07         0.40
Year Ended October 31, 2007                     $ 9.87         0.35          0.16         0.51
----------------------------------------------------------------------------------------------
IRA CLASS SHARES
Year Ended October 31, 2003                     $10.00         0.29          0.01         0.30
Year Ended October 31, 2004                     $10.00         0.23         (0.07)        0.16
Year Ended October 31, 2005                     $10.00         0.24         (0.15)        0.09
Year Ended October 31, 2006                     $ 9.83         0.28          0.08         0.36
Year Ended October 31, 2007                     $ 9.87         0.35          0.13         0.48
----------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2003                     $10.00         0.30            --         0.30
Year Ended October 31, 2004                     $10.00         0.22         (0.07)        0.15
Year Ended October 31, 2005                     $10.00         0.24         (0.15)        0.09
Year Ended October 31, 2006                     $ 9.83         0.30          0.07         0.37
Year Ended October 31, 2007                     $ 9.87         0.35          0.12         0.47
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                                                              CAPITAL       NET
                                                                                            CONTRIBU-     ASSET
                                           NET        NET                                       TIONS    VALUE,    TOTAL
                                    INVESTMENT   REALIZED           TOTAL       REVERSE          FROM    END OF   RETURN
                                        INCOME      GAINS   DISTRIBUTIONS   STOCK SPLIT       ADVISER    PERIOD   (a)(b)
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2003 (f)        (0.08)        --           (0.08)           --            --   $ 10.00     0.76%
Year Ended October 31, 2004              (0.23)     (0.01)          (0.24)         0.01(g)       0.07   $ 10.00     2.35%(h)
Year Ended October 31, 2005              (0.27)        --           (0.27)           --            --   $  9.83     0.98%
Year Ended October 31, 2006              (0.33)        --           (0.33)           --            --   $  9.87     3.87%
Year Ended October 31, 2007              (0.37)        --           (0.37)           --            --   $  9.97     4.86%
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (i)        (0.15)        --           (0.15)           --            --   $  9.83     0.76%
Year Ended October 31, 2006              (0.29)        --           (0.29)           --            --   $  9.88     3.52%
Year Ended October 31, 2007              (0.32)        --           (0.32)           --            --   $  9.99     4.47%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003              (0.34)        --           (0.34)           --            --   $ 10.00     3.41%
Year Ended October 31, 2004              (0.27)     (0.01)          (0.28)         0.01(g)       0.07   $ 10.00     2.69%(j)
Year Ended October 31, 2005              (0.29)        --           (0.29)           --            --   $  9.83     1.24%
Year Ended October 31, 2006              (0.36)        --           (0.36)           --            --   $  9.87     4.13%
Year Ended October 31, 2007              (0.40)        --           (0.40)           --            --   $  9.98     5.22%
----------------------------------------------------------------------------------------------------------------------------
IRA CLASS SHARES
Year Ended October 31, 2003              (0.30)        --           (0.30)           --            --   $ 10.00     2.99%
Year Ended October 31, 2004              (0.23)     (0.01)          (0.24)         0.01(g)       0.07   $ 10.00     2.30%(l)
Year Ended October 31, 2005              (0.26)        --           (0.26)           --            --   $  9.83     0.90%
Year Ended October 31, 2006              (0.32)        --           (0.32)           --            --   $  9.87     3.73%
Year Ended October 31, 2007              (0.37)        --           (0.37)           --            --   $  9.98     4.94%
----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2003              (0.30)        --           (0.30)           --            --   $ 10.00     3.05%
Year Ended October 31, 2004              (0.22)     (0.01)          (0.23)         0.01(g)       0.07   $ 10.00     2.26%(k)
Year Ended October 31, 2005              (0.26)        --           (0.26)           --            --   $  9.83     0.95%
Year Ended October 31, 2006              (0.33)        --           (0.33)           --            --   $  9.87     3.78%
Year Ended October 31, 2007              (0.36)        --           (0.36)           --            --   $  9.98     4.81%
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                     RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                                                     INVESTMENT
                                                                          RATIO        RATIO OF          INCOME
                                                                         OF NET        EXPENSES          (LOSS)
                                          NET                        INVESTMENT       (PRIOR TO       (PRIOR TO
                                       ASSETS         RATIO OF           INCOME      REIMBURSE-      REIMBURSE-
                                       AT END         EXPENSES        (LOSS) TO       MENTS) TO       MENTS) TO
                                    OF PERIOD       TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                       (000S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2003 (f)   $      42             0.95%            2.68%           1.05%           2.58%         16.61%
Year Ended October 31, 2004         $   1,585             0.86%            2.08%           0.96%           1.98%        129.96%
Year Ended October 31, 2005         $   1,017             0.78%            2.40%           0.88%           2.30%        292.03%
Year Ended October 31, 2006         $     959             0.71%            3.14%           0.81%           3.04%         28.68%
Year Ended October 31, 2007         $     797             0.70%            3.59%           0.80%           3.48%         37.81%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (i)   $       1             1.40%            2.08%           1.40%           2.08%        292.03%
Year Ended October 31, 2006         $     142             1.18%            2.71%           1.28%           2.61%         28.68%
Year Ended October 31, 2007         $      40             1.21%            3.12%           1.31%           3.02%         37.81%
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003         $  47,491             0.60%            3.40%           0.70%           3.30%         16.61%
Year Ended October 31, 2004         $  72,996             0.54%            2.63%           0.64%           2.53%        129.96%
Year Ended October 31, 2005         $   6,741             0.49%            2.46%           0.59%           2.36%        292.03%
Year Ended October 31, 2006         $   5,354             0.46%            3.38%           0.56%           3.28%         28.68%
Year Ended October 31, 2007         $     844             0.44%            3.88%           0.54%           3.78%         37.81%
-------------------------------------------------------------------------------------------------------------------------------
IRA CLASS SHARES
Year Ended October 31, 2003         $ 413,934             1.01%            2.90%           1.11%           2.80%         16.61%
Year Ended October 31, 2004         $ 369,014             0.91%            2.29%           1.01%           2.19%        129.96%
Year Ended October 31, 2005         $  43,888             0.83%            2.21%           0.93%           2.11%        292.03%
Year Ended October 31, 2006         $  22,263             0.84%            2.99%           0.94%           2.89%         28.68%
Year Ended October 31, 2007         $  14,980             0.71%            3.58%           0.82%           3.47%         37.81%
-------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2003         $ 196,569             0.95%            3.06%           1.05%           2.96%         16.61%
Year Ended October 31, 2004         $ 263,900             0.97%            2.20%           1.07%           2.10%        129.96%
Year Ended October 31, 2005         $  80,818             0.83%            2.31%           0.93%           2.21%        292.03%
Year Ended October 31, 2006         $  67,817             0.79%            3.05%           0.89%           2.95%         28.68%
Year Ended October 31, 2007         $  56,177             0.85%            3.44%           0.95%           3.34%         37.81%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Excludes sales charge.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from July 16, 2003 (commencement of operations) through October 31, 2003.

(g)   Per share numbers prior to April 16, 2004 have been adjusted to reflect a
      1.00620 for 1 reverse stock split.

(h) The total return includes a contribution from adviser. If that contribution had not taken place, the total return would have been 1.63%.

(i) For the period from February 28, 2005 (commencement of operations) through October 31, 2005.

(j) The total return includes a contribution from adviser. If that contribution had not taken place, the total return would have been 1.97%.

(k) The total return includes a contribution from adviser. If that contribution had not taken place, the total return would have been 1.54%.

(l) The total return includes a contribution from adviser. If that contribution had not taken place, the total return would have been 1.58%.

54 | CORE FIXED INCOME SERIES

SECTION 6 NATIONWIDE TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

----------------------------------------------------------------------------------------------
                                                                 INVESTMENT ACTIVITIES
----------------------------------------------------------------------------------------------
                                                                              NET
                                                                         REALIZED
                                                                              AND
                                             NET ASSET                 UNREALIZED
                                                VALUE,          NET         GAINS   TOTAL FROM
                                             BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                             OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES
----------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                     $10.51         0.44         (0.02)        0.42
Year Ended October 31, 2004                     $10.49         0.43          0.18         0.61
Year Ended October 31, 2005                     $10.67         0.39         (0.18)        0.21
Year Ended October 31, 2006                     $10.49         0.43          0.01         0.44
Year Ended October 31, 2007                     $10.50         0.43         (0.25)        0.18
----------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2003 (f)               $10.28         0.06          0.20         0.26
Year Ended October 31, 2004                     $10.48         0.35          0.19         0.54
Year Ended October 31, 2005                     $10.67         0.32         (0.20)        0.12
Year Ended October 31, 2006                     $10.48         0.35          0.02         0.37
Year Ended October 31, 2007                     $10.50         0.35         (0.26)        0.09
----------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003 (f)               $10.27         0.06          0.20         0.26
Year Ended October 31, 2004                     $10.47         0.36          0.17         0.53
Year Ended October 31, 2005                     $10.64         0.32         (0.19)        0.13
Year Ended October 31, 2006                     $10.46         0.35          0.02         0.37
Year Ended October 31, 2007                     $10.48         0.35         (0.26)        0.09
----------------------------------------------------------------------------------------------
CLASS D SHARES
Year Ended October 31, 2003                     $10.51         0.47         (0.02)        0.45
Year Ended October 31, 2004                     $10.49         0.46          0.18         0.64
Year Ended October 31, 2005                     $10.67         0.42         (0.19)        0.23
Year Ended October 31, 2006                     $10.48         0.46          0.02         0.48
Year Ended October 31, 2007                     $10.50         0.45         (0.25)        0.20
----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                DISTRIBUTIONS
------------------------------------------------------------------------------------------------
                                           NET        NET                    NET ASSET    TOTAL
                                    INVESTMENT   REALIZED           TOTAL   VALUE, END   RETURN
                                        INCOME      GAINS   DISTRIBUTIONS    OF PERIOD   (a)(b)
------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003              (0.44)        --           (0.44)      $10.49     4.09%
Year Ended October 31, 2004              (0.43)        --           (0.43)      $10.67     5.97%
Year Ended October 31, 2005              (0.39)        --           (0.39)      $10.49     1.98%
Year Ended October 31, 2006              (0.43)        --           (0.43)      $10.50     4.30%
Year Ended October 31, 2007              (0.43)     (0.02)          (0.45)      $10.23     1.72%
------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2003 (f)        (0.06)        --           (0.06)      $10.48     2.48%
Year Ended October 31, 2004              (0.35)        --           (0.35)      $10.67     5.28%
Year Ended October 31, 2005              (0.31)        --           (0.31)      $10.48     1.19%
Year Ended October 31, 2006              (0.35)        --           (0.35)      $10.50     3.52%
Year Ended October 31, 2007              (0.35)     (0.02)          (0.37)      $10.22     0.87%
------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003 (f)        (0.06)        --           (0.06)      $10.47     2.48%
Year Ended October 31, 2004              (0.36)        --           (0.36)      $10.64     5.12%
Year Ended October 31, 2005              (0.31)        --           (0.31)      $10.46     1.30%
Year Ended October 31, 2006              (0.35)        --           (0.35)      $10.48     3.53%
Year Ended October 31, 2007              (0.35)     (0.02)          (0.37)      $10.20     0.87%
------------------------------------------------------------------------------------------------
CLASS D SHARES
Year Ended October 31, 2003              (0.47)        --           (0.47)      $10.49     4.36%
Year Ended October 31, 2004              (0.46)        --           (0.46)      $10.67     6.23%
Year Ended October 31, 2005              (0.42)        --           (0.42)      $10.48     2.24%
Year Ended October 31, 2006              (0.46)        --           (0.46)      $10.50     4.56%
Year Ended October 31, 2007              (0.45)     (0.02)          (0.47)      $10.23     1.97%
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                      RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                                     RATIO OF       INVESTMENT
                                                                        RATIO        EXPENSES           INCOME
                                                                       OF NET       (PRIOR TO        (PRIOR TO
                                    NET ASSETS         RATIO OF    INVESTMENT      REIMBURSE-       REIMBURSE-
                                     AT END OF         EXPENSES     INCOME TO       MENTS) TO        MENTS) TO
                                        PERIOD       TO AVERAGE   AVERAGE NET     AVERAGE NET      AVERAGE NET        PORTFOLIO
                                        (000S)   NET ASSETS (c)    ASSETS (c)   ASSETS (c)(d)    ASSETS (c)(d)     TURNOVER (e)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003           $  7,580             0.98%         4.20%               (g)              (g)         16.91%
Year Ended October 31, 2004           $  9,599             0.93%         4.10%               (g)              (g)            --
Year Ended October 31, 2005           $ 10,054             0.98%         3.67%               (g)              (g)          3.70%
Year Ended October 31, 2006           $  8,714             0.95%         4.12%               (g)              (g)          1.91%
Year Ended October 31, 2007           $  8,251             0.93%         4.13%           0.93%            4.12%           39.25%
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2003 (f)     $     41             1.72%         3.54%               (g)              (g)         16.91%
Year Ended October 31, 2004           $    370             1.68%         3.36%               (g)              (g)            --
Year Ended October 31, 2005           $    602             1.73%         2.90%               (g)              (g)          3.70%
Year Ended October 31, 2006           $    792             1.70%         3.37%               (g)              (g)          1.91%
Year Ended October 31, 2007           $    668             1.68%         3.38%           1.68%            3.38%           39.25%
--------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003 (f)     $      1             1.72%         3.65%               (g)              (g)         16.91%
Year Ended October 31, 2004           $    984             1.66%         3.32%               (g)              (g)            --
Year Ended October 31, 2005           $  1,211             1.73%         2.91%               (g)              (g)          3.70%
Year Ended October 31, 2006           $  1,207             1.70%         3.38%               (g)              (g)          1.91%
Year Ended October 31, 2007           $  1,470             1.68%         3.38%           1.68%            3.38%           39.25%
--------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
Year Ended October 31, 2003           $184,774             0.72%         4.47%               (g)              (g)         16.91%
Year Ended October 31, 2004           $174,451             0.68%         4.35%               (g)              (g)            --
Year Ended October 31, 2005           $162,139             0.72%         3.92%               (g)              (g)          3.70%
Year Ended October 31, 2006           $145,553             0.70%         4.37%               (g)              (g)          1.91%
Year Ended October 31, 2007           $127,774             0.68%         4.37%           0.68%            4.37%           39.25%
--------------------------------------------------------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Excludes sales charge.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from September 4, 2003 (commencement of operations) through October 31, 2003.

(g)   There were no fee reductions during the period.

                                                   CORE FIXED INCOME SERIES | 55

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------
                                                      INVESTMENT ACTIVITIES
------------------------------------------------------------------------------------
                                                                   NET
                                                              REALIZED
                                                                   AND
                                  NET ASSET                 UNREALIZED
                                     VALUE,          NET         GAINS   TOTAL FROM
                                  BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                  OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES
------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended October 31, 2003 (f)      $10.51         0.38         (0.02)        0.36
Year Ended October 31, 2004          $10.49         0.37          0.18         0.55
Year Ended October 31, 2005          $10.67         0.32         (0.19)        0.13
Year Ended October 31, 2006          $10.48         0.37          0.02         0.39
Year Ended October 31, 2007          $10.50         0.35         (0.24)        0.11
------------------------------------------------------------------------------------
CLASS Y SHARES
Year Ended October 31, 2003 (f)      $10.49         0.39         (0.03)        0.36
Year Ended October 31, 2004          $10.47         0.38          0.17         0.55
Year Ended October 31, 2005          $10.65         0.32         (0.18)        0.14
Year Ended October 31, 2006          $10.46         0.36          0.02         0.38
Year Ended October 31, 2007          $10.47         0.37         (0.25)        0.12
------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                              DISTRIBUTIONS
----------------------------------------------------------------------------------------------
                                         NET        NET                    NET ASSET    TOTAL
                                  INVESTMENT   REALIZED           TOTAL   VALUE, END   RETURN
                                      INCOME      GAINS   DISTRIBUTIONS    OF PERIOD   (a)(b)
----------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended October 31, 2003 (f)        (0.38)        --           (0.38)      $10.49     3.48%
Year Ended October 31, 2004            (0.37)        --           (0.37)      $10.67     5.34%
Year Ended October 31, 2005            (0.32)        --           (0.32)      $10.48     1.36%
Year Ended October 31, 2006            (0.37)        --           (0.37)      $10.50     3.68%
Year Ended October 31, 2007            (0.36)     (0.02)          (0.38)      $10.23     1.12%
----------------------------------------------------------------------------------------------
CLASS Y SHARES
Year Ended October 31, 2003 (f)        (0.38)        --           (0.38)      $10.47     3.49%
Year Ended October 31, 2004            (0.37)        --           (0.37)      $10.65     5.35%
Year Ended October 31, 2005            (0.33)        --           (0.33)      $10.46     1.37%
Year Ended October 31, 2006            (0.37)        --           (0.37)      $10.47     3.59%
Year Ended October 31, 2007            (0.37)     (0.02)          (0.39)      $10.20     1.12%
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                     RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIO OF NET
                                                                                   RATIO OF        INVESTMENT
                                                                      RATIO        EXPENSES            INCOME
                                                                     OF NET       (PRIOR TO         (PRIOR TO
                                  NET ASSETS         RATIO OF    INVESTMENT      REIMBURSE-        REIMBURSE-
                                   AT END OF         EXPENSES     INCOME TO       MENTS) TO         MENTS) TO
                                      PERIOD       TO AVERAGE   AVERAGE NET     AVERAGE NET       AVERAGE NET        PORTFOLIO
                                      (000S)   NET ASSETS (c)    ASSETS (c)   ASSETS (c)(d)     ASSETS (c)(d)     TURNOVER (e)
-------------------------------------------------------------------------------------------------------------------------------
CLASS X SHARES
Year Ended October 31, 2003 (f)      $ 6,861             1.57%         3.61%               (g)               (g)         16.91%
Year Ended October 31, 2004          $ 6,342             1.53%         3.50%               (g)               (g)            --
Year Ended October 31, 2005          $ 4,903             1.57%         3.06%               (g)               (g)          3.70%
Year Ended October 31, 2006          $ 3,167             1.55%         3.52%               (g)               (g)          1.91%
Year Ended October 31, 2007          $ 2,217             1.52%         3.52%           1.53%             3.52%           39.25%
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year Ended October 31, 2003 (f)      $   652             1.57%         3.61%               (g)               (g)         16.91%
Year Ended October 31, 2004          $   493             1.54%         3.51%               (g)               (g)            --
Year Ended October 31, 2005          $   232             1.58%         3.05%               (g)               (g)          3.70%
Year Ended October 31, 2006          $   135             1.55%         3.53%               (g)               (g)          1.91%
Year Ended October 31, 2007          $   130             1.53%         3.54%           1.53%             3.54%           39.25%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Excludes sales charge.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) Effective September 1, 2003, Class B and Class C shares were renamed Class X and Class Y shares, respectively.

(g)   There were no fee reductions during the period.

56 | CORE FIXED INCOME SERIES

INFORMATION FROM NATIONWIDE FUNDS

Please read this Prospectus before you invest and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Funds:

o Statement of Additional Information (incorporated by reference into this Prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)

o     Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920 or write to us at the address listed below, to request (1) additional copies free of charge or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:

Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

BY OVERNIGHT MAIL:

Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:

800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Nationwide Funds' website at www.nationwidefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC

o     on the SEC's EDGAR database via the Internet at www.sec.gov,

o     by electronic request to publicinfo@sec.gov,

o in person at the SEC's Public Reference Room in Washington,D.C.(For their hours of operation,call 202-551-8090) or


o by mail by sending your request to Securities and Exchange Commission Public Reference Section,100 F Street, N.E., Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)


The Trust's Investment Company Act File No.: 811-08495

The Nationwide framemark and ON YOUR SIDE are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.

(C)2008 Nationwide Funds Group. All rights reserved.                 PR-CFX 2/08

INDEX Series
Fund Prospectus

February 28, 2008


(as revised May 5, 2008)


Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
            www.nationwidefunds.com
--------------------------------------------------------------------------------

                                            [NATIONWIDE(R) LOGO] NATIONWIDE
                                                                 Funds(SM)

                                                                 ON YOUR SIDE(R)

--------------------------------------------------------------------------------

FUND AND CLASS                                                           TICKER
--------------------------------------------------------------------------------
Nationwide Bond Index Fund Class A                                        GBIAX
--------------------------------------------------------------------------------
Nationwide Bond Index Fund Class B                                        GBIBX
--------------------------------------------------------------------------------
Nationwide Bond Index Fund Class C                                        GBICX
--------------------------------------------------------------------------------
Nationwide Bond Index Fund Class R                                          n/a
--------------------------------------------------------------------------------
Nationwide Bond Index Fund Institutional Class                            GBXIX
--------------------------------------------------------------------------------
Nationwide International Index Fund Class A                               GIIAX
--------------------------------------------------------------------------------
Nationwide International Index Fund Class B                               GIIBX
--------------------------------------------------------------------------------
Nationwide International Index Fund Class C                               GIICX
--------------------------------------------------------------------------------
Nationwide International Index Fund Class R                                 n/a
--------------------------------------------------------------------------------
Nationwide International Index Fund Institutional Class                   GIXIX
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund Class A                              GMXAX
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund Class B                              GMCBX
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund Class C                              GMCCX
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund Class R                                n/a
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund Institutional Class                  GMXIX
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund Class A                                     GRMAX
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund Class B                                     GRMBX
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund Class C                                     GRMCX
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund Class R                                     GRMRX
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund Institutional Class                         GRMIX
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund Local Fund                                  GRMLX
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund Service Class                               GRMSX
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund Institutional Service Class                 GRISX
--------------------------------------------------------------------------------
Nationwide Small Cap Index Fund Class A                                   GMRAX
--------------------------------------------------------------------------------
Nationwide Small Cap Index Fund Class B                                   GMRBX
--------------------------------------------------------------------------------
Nationwide Small Cap Index Fund Class C                                   GMRCX
--------------------------------------------------------------------------------
Nationwide Small Cap Index Fund Class R                                     n/a
--------------------------------------------------------------------------------
Nationwide Small Cap Index Fund Institutional Class                       GMRIX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TABLE OF CONTENTS

3     KEY TERMS

4     SECTION 1: FUND SUMMARIES AND PERFORMANCE
      Nationwide Bond Index Fund
      Nationwide International Index Fund
      Nationwide Mid Cap Market Index Fund
      Nationwide S&P 500 Index Fund
      Nationwide Small Cap Index Fund

26    SECTION 2: FUND DETAILS
      Additional Information about Investments, Investment Techniques and Risks

31    SECTION 3: FUND MANAGEMENT
      Investment Adviser
      Subadviser
      Portfolio Management
      Multi-Manager Structure

33    SECTION 4: INVESTING WITH NATIONWIDE FUNDS
      Choosing a Share Class
      Sales Charges and Fees
      Revenue Sharing
      Contacting Nationwide Funds
      Buying Shares
      Fair Value Pricing
      Customer Identification Information
      Exchanging Shares
      Automatic Withdrawal Program
      Selling Shares
      Excessive or Short-Term Trading
      Exchange and Redemption Fees

46    SECTION 5: DISTRIBUTIONS AND TAXES
      Income and Capital Gains Distributions
      Selling and Exchanging Shares
      Other Tax Jurisdictions
      Tax Status for Retirement Plans and Other Tax-Deferred Accounts
      Backup Withholding

48    SECTION 6: FINANCIAL HIGHLIGHTS

                                                                INDEX SERIES | 1

--------------------------------------------------------------------------------

INDEX Series

INTRODUCTION TO THE INDEX SERIES

This prospectus provides information about five funds (the "Funds"), the shares of which are offered by Nationwide Mutual Funds (the "Trust"):

Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

THE FUNDS ARE PRIMARILY INTENDED:

o to seek to match the performance of a specific market index before the deduction of Fund expenses.

The following section summarizes key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO GUARANTEE THAT ANY OF THE FUNDS WILL MEET THEIR RESPECTIVE OBJECTIVES OR THAT THE FUNDS' PERFORMANCE WILL BE POSITIVE FOR ANY PERIOD OF TIME.

Each Fund's investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

--------------------------------------------------------------------------------

A NOTE ABOUT SHARE CLASSES

o Nationwide Bond Index Fund,Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund and Nationwide Small Cap Index Fund offer four share classes -- Class A, Class B, Class C and Institutional Class.

o Nationwide S&P 500 Index Fund offers eight share classes -- Class A, Class B, Class C, Class R, Institutional Class, Local Fund, Service Class and Institutional Service Class.

All other classes of the above Funds that are in this Prospectus have not yet commenced operations.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

A NOTE ABOUT THE INDEX SERIES

The Funds in the Index Series each employ a "passive management" or "indexing" investment approach, seeking to invest in a portfolio of securities substantially the same as the securities tracked in a benchmark index. Each Fund's performance is expected to approximately match the performance of its applicable index prior to the deduction of Fund expenses. Each Fund may change its target index without shareholder approval if Nationwide Fund Advisors (the "Adviser") believes that a different index better represents the performance of the applicable market segment.

Each Fund employs a "multi-manager" structure, which means that the Adviser, as each Fund's investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with the Adviser, for a Fund without shareholder approval. The Adviser believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 3, Fund Management: Multi-Manager Structure for more information.

2 | INDEX SERIES

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

BONDS - debt obligations issued by corporations, governments and other issuers.

COMMON STOCK - securities representing shares of ownership of a corporation.

DERIVATIVE - a contract whose value is based on the performance of an underlying financial asset, index or economic measure.

DURATION - related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond's value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

EQUITY SECURITIES - securities including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign funds or trusts and depositary receipts, that represent an ownership interest in the issuer.

FIXED-INCOME SECURITIES - securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

INVESTMENT GRADE - the four highest rating categories of nationally recognized statistical rating organizations, including Moody's, Standard & Poor's and Fitch.

MARKET CAPITALIZATION - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

MARKET-WEIGHTED INDEX - an index in which the weighting of each security is based on the issuing company's market capitalization. Changes in the price of a company with a large capitalization affect the level of the index more than do changes in the price of a company with a smaller capitalization.

MATURITY - the time at which the principal amount of a bond is scheduled to be returned to investors.

MORTGAGE-BACKED SECURITIES - fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

U.S. GOVERNMENT AGENCY SECURITIES - debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

U.S. GOVERNMENT SECURITIES - debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

                                                                INDEX SERIES | 3

SECTION 1 NATIONWIDE BOND INDEX FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the Lehman Brothers U.S. Aggregate Index ("Lehman Aggregate Index") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a "passive" management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the Lehman Aggregate Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of BONDS and other FIXED-INCOME SECURITIES that are included in or correlated with the Lehman Aggregate Index, as well as DERIVATIVES linked to that index. The Lehman Aggregate Index is composed primarily of U.S. dollar-denominated INVESTMENT GRADE bonds of different types, including:

o     U.S. GOVERNMENT SECURITIES;

o     U.S. GOVERNMENT AGENCY SECURITIES;

o     corporate bonds issued by U.S. and foreign companies;

o     MORTGAGE-BACKED SECURITIES;

o     securities of foreign governments and their agencies and

o     securities of supranational entities, such as the World Bank.

The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Lehman Aggregate Index which are selected to reflect characteristics such as MATURITY, DURATION, or credit quality similar to the Lehman Aggregate Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index.

The Adviser has selected BlackRock Investment Management, LLC as subadviser to manage the Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

INTEREST RATE RISK - generally, when interest rates go up, the value of fixed-income securities goes down.

CREDIT RISK - a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower rated securities.

PREPAYMENT RISK - certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

EXTENSION RISK - when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated, causing the value of the securities to fall.

MORTGAGE-BACKED SECURITIES RISK - these securities are subject to all of the above-referenced risks including interest rate risk, credit risk, prepayment risk and extension risk. Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than do other fixed-income securities and small changes in interest rates can quickly reduce the value of those securities. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit history, have had in many cases higher default rates than loans that meet government underwriting requirements.

INDEX FUND RISK - the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

4 | INDEX SERIES

DERIVATIVES RISK - the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying the derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

FOREIGN SECURITIES RISK - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

PORTFOLIO TURNOVER - The Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

o     increase share price volatility and

o     result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund commenced operations on December 29, 1999 and until October 15, 2001 invested all of its assets in the Master Aggregate Bond Series ("Series"), which was also managed by the Fund's subadviser. The returns shown for 1998 and through December 28, 1999 include the performance of the Series. The returns for the period prior to commencement of operations are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower. The returns reflect the Fund's actual Class A expenses from December 29, 1999 through December 31, 2006. However, on October 15, 2001, the Fund's assets were redeemed from the Series and since that time have been managed by the Fund's subadviser.

ANNUAL TOTAL RETURNS - CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

1998     1999     2000    2001    2002    2003    2004    2005    2006    2007
--------------------------------------------------------------------------------
9.00%   -1.12%   11.55%   7.18%   9.45%   3.18%   3.73%   1.87%   3.75%   6.31%

BEST QUARTER: 5.31% - 4TH QTR OF 2000
WORST QUARTER: -2.63% - 2ND QTR OF 2004

                                                                INDEX SERIES | 5

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007


                                                1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A shares - Before Taxes(2)                 0.18%       2.53%        4.80%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions(2)                                -1.40%       1.13%        3.42%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions and Sales of Shares(2)             0.08%       1.32%        3.29%
--------------------------------------------------------------------------------
Class B shares - Before Taxes(3)                 0.79%       2.79%        5.03%
--------------------------------------------------------------------------------
Class C shares - Before Taxes(4)                 4.66%       3.14%        5.03%
--------------------------------------------------------------------------------
Class R shares - Before Taxes(5)                 6.31%       3.76%        5.42%
--------------------------------------------------------------------------------
Institutional Class shares - Before Taxes(2)     6.75%       4.17%        5.78%
--------------------------------------------------------------------------------
Lehman Aggregate Index(6)                        6.96%       4.42%        5.97%
--------------------------------------------------------------------------------


1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 These returns until the creation of Class A and Institutional Class shares (December 29, 1999) include the previous performance of the Series, which began operations on April 3, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund's shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

3 These returns until the creation of Class B shares (October 12, 2001) include the previous performance based on the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to October 11, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for Class B shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

4 These returns until the creation of Class C shares (March 29, 2006) include the previous performance based on the Series for the period through December 28, 1999, the Fund's Class A shares from December 29, 1999 until October 11, 2001 and the Fund's Class B shares from October 12, 2001 to March 28, 2006. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because all classes invest in the same portfolio of securities. The performance for Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect any differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such class.

5 Class R shares have not commenced operations. These returns include the previous performance based on the Series for the period through December 28, 1999, and the Fund's Class A shares from December 29, 1999 until December 31, 2007. The performance of Class R shares has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees applicable to such class; if these fees were reflected, the performance for Class R shares would have been lower


6 The Lehman Aggregate Index is an unmanaged market value-weighted index comprised of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the U.S. bond market as a whole. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.


6 | INDEX SERIES

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                                   INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                      CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price)                 5.75%(2)         None             None             None             None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                            None             5.00%(3)         1.00%(4)         None             None
-------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                     2.00%            2.00%            2.00%            2.00%            2.00%
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally managed)    0.22%            0.22%            0.22%            0.22%            0.22%
-------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)                  0.25%            1.00%            1.00%            0.50%            None
-------------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                             0.29%            0.14%            0.14%            0.34%            0.14%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                            0.76%            1.36%            1.36%            1.06%            0.36%
-------------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement(7)                      0.04%            0.04%            0.04%            0.04%            0.04%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                       0.72%            1.32%            1.32%            1.02%            0.32%
-------------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class-Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class-Class B Shares.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Nationwide Funds: Selling Shares--Exchange and Redemption Fees.

6 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R shares. For the year ended October 31, 2007, administrative services fees for Class A shares were 0.15%. Administrative services fees for Class R shares are estimated to be 0.20% for the current fiscal year. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

7 The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.32% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 0.82% for Class A shares and 1.07% for Class R shares before the Adviser would be required to further limit the Fund's expenses.

                                                                INDEX SERIES | 7

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A shares                        $644        $800        $969       $1,460
--------------------------------------------------------------------------------
Class B shares                         634         727         941        1,390
--------------------------------------------------------------------------------
Class C shares                         234         427         741        1,632
--------------------------------------------------------------------------------
Class R shares                         104         333         581        1,291
--------------------------------------------------------------------------------
Institutional Class shares              33         112         198          452
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares*:

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class B shares                        $134        $427        $741       $1,390
--------------------------------------------------------------------------------
Class C shares                         134         427         741        1,632
--------------------------------------------------------------------------------

* Expenses paid on the same investment in Class A, Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
--------------------------------------------------------------------------------

8 | INDEX SERIES

SECTION 1 NATIONWIDE INTERNATIONAL INDEX FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a "passive" management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of EQUITY SECURITIES of companies included in the MSCI EAFE Index and in DERIVATIVE instruments linked to the MSCI EAFE Index, primarily futures contracts.

The MSCI EAFE Index is a MARKET-WEIGHTED INDEX composed of COMMON STOCKS of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative MARKET CAPITALIZATION of each of the countries in the MSCI EAFE Index.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings. The Fund's portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the MSCI EAFE Index as a whole.

The Adviser has selected BlackRock Investment Management, LLC as subadviser to manage the Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

FOREIGN SECURITIES RISK - the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded. These risks may be enhanced in emerging market countries.

INDEX FUND RISK - the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

DERIVATIVES RISK - the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying the derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

                                                                INDEX SERIES | 9

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

  2000      2001      2002     2003     2004     2005     2006     2007
------------------------------------------------------------------------
-13.69%   -22.52%   -17.70%   37.03%   17.95%   13.52%   25.63%   10.16%

BEST QUARTER: 18.94% - 2ND QTR OF 2003
WORST QUARTER: -21.10% - 3RD QTR OF 2002

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007

                                                                          SINCE
                                                                      INCEPTION
                                           1 YEAR    5 YEARS    (DEC. 29, 1999)
----------------------------------------------------------------------------------
Class A shares - Before Taxes               3.82%     19.29%              3.66%
----------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions                               2.89%     18.41%              3.02%
----------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions and Sales of Shares           3.41%     16.77%              2.87%
----------------------------------------------------------------------------------
Class B shares - Before Taxes               4.51%     19.85%              3.73%
----------------------------------------------------------------------------------
Class C shares - Before Taxes(2)            8.47%     19.73%              3.56%
----------------------------------------------------------------------------------
Class R shares - Before Taxes(3)           10.21%     20.74%              4.43%
----------------------------------------------------------------------------------
Institutional Class shares - Before Taxes  10.67%     21.21%              4.83%
----------------------------------------------------------------------------------
MSCI EAFE Index(4)                         11.63%     22.08%              5.64%(5)
----------------------------------------------------------------------------------

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 These returns until the creation of Class C shares (February 14, 2005) include the previous performance of the Fund's Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because both classes invest in the same portfolio of securities. The performance for Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing level of fees applicable to Class C shares.


3 These returns until the creation of Class R shares (March 9, 2007) include the previous performance of the Fund's Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because both classes invest in the same portfolio of securities. The performance of Class R shares has been restated to reflect differences in sales charges, but does not reflect the higher level of other fees applicable to such class; if these fees were reflected, the performance for Class R shares would have been lower.


4 The MSCI EAFE Index is an unmanaged free float-adjusted, market capitalization-weighted index that is designed to measure stocks of developed markets outside of the United States and Canada. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5 The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 1999.

10 | INDEX SERIES

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                                   INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                      CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                               5.75%(2)         None             None             None             None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                            None             5.00%(3)         1.00%(4)         None             None
-------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                     2.00%            2.00%            2.00%            2.00%            2.00%
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally
managed)                                      0.27%            0.27%            0.27%            0.27%            0.27%
-------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees (paid from Fund assets to cover
the cost of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)                  0.25%            1.00%            1.00%            0.50%            None
-------------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                             0.29%            0.12%            0.12%            0.32%            0.12%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                            0.81%            1.39%            1.39%            1.09%            0.39%
-------------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement(7)                      0.02%            0.02%            0.02%            0.02%            0.02%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                       0.79%            1.37%            1.37%            1.07%            0.37%
-------------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class-Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class-Class B Shares.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class-Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Nationwide Funds: Selling Shares-Exchange and Redemption Fees.

6 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R shares. For the year ended October 31, 2007, administrative services fees for Class A shares were 0.17%. Administrative services fees for Class R shares are estimated to be 0.20% for the current fiscal year. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

7 The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.37% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)"could increase to 0.87% for Class A shares and 1.12% for Class R shares before the Adviser would be required to further limit the Fund's expenses.

                                                               INDEX SERIES | 11

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                               $651      $817      $997     $1,517
--------------------------------------------------------------------------------
Class B shares                                639       738       959      1,434
--------------------------------------------------------------------------------
Class C shares                                239       438       759      1,667
--------------------------------------------------------------------------------
Class R shares                                109       345       599      1,327
--------------------------------------------------------------------------------
Institutional Class shares                     38       123       217        491
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares*:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class B shares                               $139      $438      $759     $1,434
--------------------------------------------------------------------------------
Class C shares                                139       438       759      1,667
--------------------------------------------------------------------------------

* Expenses paid on the same investment in Class A, Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
--------------------------------------------------------------------------------

12 | INDEX SERIES

SECTION 1 NATIONWIDE MID CAP MARKET INDEX FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the Standard & Poor's MidCap 400(R) Index ("S&P 400 Index") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a "passive" management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of EQUITY SECURITIES of companies included in the S&P 400 Index and in DERIVATIVE instruments linked to the S&P 400 Index, primarily futures contracts.

The S&P 400 Index is a MARKET-WEIGHTED INDEX composed of approximately 400 COMMON STOCKS of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2007, the MARKET CAPITALIZATIONS of companies in the S&P 400 Index ranged from $263 million to $12.4 billion.

The Fund does not necessarily invest in all of the securities in the S&P 400 Index, or in the same weightings. The Fund's portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.

The Adviser has selected BlackRock Investment Management, LLC as subadviser to manage the Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

INDEX FUND RISK - the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

MID-CAP RISK - in general, stocks of mid-cap companies may be more volatile and less liquid than larger company stocks.

DERIVATIVES RISK - the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying the derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

                                                               INDEX SERIES | 13

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

 2000     2001      2002     2003     2004     2005    2006    2007
--------------------------------------------------------------------
18.29%   -1.78%   -15.27%   34.38%   15.58%   11.82%   9.57%   7.24%

BEST QUARTER: 17.99% - 4TH QTR OF 2001
WORST QUARTER: -16.81% - 3RD QTR OF 2001

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007

                                                                        SINCE
                                                                    INCEPTION
                                            1 YEAR   5 YEARS  (DEC. 29, 1999)
--------------------------------------------------------------------------------
Class A shares - Before Taxes                1.05%    13.97%            8.38%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions                               -0.56%    12.96%            7.46%
--------------------------------------------------------------------------------
Class A shares - After Taxes
on Distributions and Sale of Shares          2.17%    12.01%            6.98%
--------------------------------------------------------------------------------
Class B shares - Before Taxes(2)             1.73%    14.43%            8.61%
--------------------------------------------------------------------------------
Class C shares - Before Taxes(2,3)           5.66%    14.65%            8.60%
--------------------------------------------------------------------------------
Class R shares - Before Taxes(4)             7.29%    15.35%            9.19%
Institutional Class shares - Before Taxes    7.70%    15.82%            9.66%
--------------------------------------------------------------------------------
S&P 400 Index(5)                             7.98%    16.20%            9.81%(6)
--------------------------------------------------------------------------------

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 These returns until the creation of Class B shares (May 25, 2001) include performance based on the Fund's Class A shares. These returns until the creation of Class C shares (October 22, 2003) include the previous performance of the Fund's Class A shares for the period through May 24, 2001 and the Fund's Class B shares for the period from May 25, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all classes invest in the same portfolio of securities. The performance for Class B and Class C has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.

3 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.


4 These returns until the creation of Class R shares (March 9, 2007) include the previous performance of the Fund's Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because both classes invest in the same portfolio of securities. The performance of Class R shares has been restated to reflect differences in sales charges, but does not reflect the higher level of other fees applicable to such class; if these fees were reflected, the performance for Class R shares would have been lower.


5 The S&P 400 Index is an unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

6 The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 1999.

14 | INDEX SERIES

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                                      INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                         CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed upon
purchases (as a percentage of
offering price)                                  5.75%(2)         None             None             None             None
----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a percentage
of offering or sale price, whichever is less)    None             5.00%(3)         1.00%(4)         None             None
----------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                        2.00%            2.00%            2.00%            2.00%            2.00%
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the Fund's
investments professionally managed)              0.21%            0.21%            0.21%            0.21%            0.21%
----------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other distribution
activities, as well as certain shareholder
servicing costs)                                 0.25%            1.00%            1.00%            0.50%            None
----------------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                                0.30%            0.13%            0.13%            0.33%            0.13%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                               0.76%            1.34%            1.34%            1.04%            0.34%
----------------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement(7)                         0.02%            0.02%            0.02%            0.02%            0.02%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)                   0.74%            1.32%            1.32%            1.02%            0.32%
----------------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class B Shares.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Nationwide Funds: Selling Shares--Exchange and Redemption Fees.

6 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R shares. For the year ended October 31, 2007, administrative services fees for Class A shares were 0.17%. Administrative services fees for Class R shares are estimated to be 0.20% for the current fiscal year. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

7 The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.32% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)"could increase to 0.82% for Class A shares and 1.07% for Class R shares before the Adviser would be required to further limit the Fund's expenses.

                                                               INDEX SERIES | 15

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                               $646      $802      $971     $1,461
--------------------------------------------------------------------------------
Class B shares                                634       723       932      1,377
--------------------------------------------------------------------------------
Class C shares                                234       423       732      1,611
--------------------------------------------------------------------------------
Class R shares                                104       329       572      1,269
--------------------------------------------------------------------------------
Institutional Class shares                     33       107       189        429
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares*:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class B shares                               $134      $423      $732     $1,377
--------------------------------------------------------------------------------
Class C shares                                134       423       732      1,611
--------------------------------------------------------------------------------

* Expenses paid on the same investment in Class A, Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
--------------------------------------------------------------------------------

16 | INDEX SERIES

SECTION 1 NATIONWIDE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500(R) Index ("S&P 500 Index").

PRINCIPAL STRATEGIES

The Fund employs a "passive" management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of EQUITY SECURITIES of companies included in the S&P 500 Index and in DERIVATIVE instruments linked to the S&P 500 Index, primarily futures contracts.

The S&P 500 Index is a MARKET-WEIGHTED INDEX composed of approximately 500 COMMON STOCKS of large U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2007, the MARKET CAPITALIZATIONS of companies in the S&P 500 Index ranged from $708 million to $511.9 billion.

The Fund does not necessarily invest in all of the securities in the S&P 500 Index, or in the same weightings. The Fund's portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 500 Index as a whole.

The Adviser has selected BlackRock Investment Management, LLC as subadviser to manage the Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

INDEX FUND RISK - the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

DERIVATIVES RISK - the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying the derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

                                                               INDEX SERIES | 17

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - LOCAL FUND SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

 1999     2000     2001       2002     2003     2004    2005     2006    2007
------------------------------------------------------------------------------
20.08%   -9.41%   -12.02%   -22.48%   28.30%   10.58%   4.65%   15.52%   5.15%

BEST QUARTER: 15.21% - 2ND QTR OF 2003
WORST QUARTER: -17.36% - 3RD QTR OF 2002

18 | INDEX SERIES

After-tax returns are shown in the table for Local Fund shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007

                                                                       SINCE
                                                                   INCEPTION
                                          1 YEAR   5 YEARS   (JULY 24, 1998)
-------------------------------------------------------------------------------
Class A shares - Before Taxes(2)          -1.08%    10.94%             3.23%
-------------------------------------------------------------------------------
Class B shares - Before Taxes(2)          -0.86%    11.23%             3.28%
-------------------------------------------------------------------------------
Class C shares - Before Taxes(3,4)         3.14%    11.48%             3.28%
-------------------------------------------------------------------------------
Class R shares - Before Taxes(5)           3.23%    11.90%             3.70%
-------------------------------------------------------------------------------
Service Class shares - Before Taxes(2)     4.76%    12.13%             3.70%
-------------------------------------------------------------------------------
Institutional Service Class shares -
Before Taxes(2)                            4.90%    12.32%             3.88%
-------------------------------------------------------------------------------
Institutional Class shares -
Before Taxes(2)                            5.14%    12.57%             4.16%
-------------------------------------------------------------------------------
Local Fund shares - Before Taxes           5.15%    12.52%             4.04%
-------------------------------------------------------------------------------
Local Fund shares - After Taxes on
Distributions                              4.58%    12.15%             3.63%
-------------------------------------------------------------------------------
Local Fund shares - After Taxes on
Distributions and Sale of Shares           3.96%    10.91%             3.33%
-------------------------------------------------------------------------------
S&P 500 Index(5)                           5.49%    12.83%             4.58%(7)
-------------------------------------------------------------------------------

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 These returns for the period prior to the creation of a particular class are based on the previous performance of the Fund's Local Fund shares. These returns were achieved prior to the creation of Class A, Class B and Institutional Class shares (December 29, 1999) and Service Class and Institutional Service Class shares (November 2, 1998). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Institutional Class, Service Class and Institutional Service Class shares would have produced because all classes invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Service Class and Institutional Service Class would have been lower.

3 These returns until the creation of Class C shares (October 22, 2003) are based on the previous performance of the Fund's Local Fund shares for the period through December 28, 1999 and the Fund's Class B shares for the period from December 29, 1999 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because all classes invest in the same portfolio of securities. The performance for Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class C shares; if these fees were reflected, the performance for Class C shares would have been lower.

4 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

5 Class R shares commenced operations on January 30, 2007. The returns shown in the table are based on the performance of the Fund's Local Fund shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because both classes invest in the same portfolio of securities. The performance of Class R shares has been restated to reflect differences in sales charges, if any, but does not reflect the higher level of other fees applicable to such class; if these fees were reflected, the performance for Class R shares would have been lower.

6 The S&P 500 Index is an unmanaged, market capitalization-weighted index that measures the performance of 500 widely held stocks of large-cap U.S. companies. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

7 The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since July 31, 1998.

                                                               INDEX SERIES | 19

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.


-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                                 SERVICE  INSTITUTIONAL  INSTITUTIONAL  LOCAL
(PAID DIRECTLY                            CLASS A   CLASS B   CLASS C   CLASS R  CLASS    SERVICE CLASS  CLASS          FUND
FROM YOUR INVESTMENT)(1)                  SHARES    SHARES    SHARES    SHARES   SHARES   SHARES         SHARES         SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                           5.75%(2)  None      None      None     None     None           None           None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                        None      5.00%(3)  1.00%(4)  None     None     None           None           None
-------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                 2.00%     2.00%     2.00%     2.00%    2.00%    2.00%          2.00%          2.00%
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally
managed)                                  0.13%     0.13%     0.13%     0.13%    0.13%    0.13%          0.13%          0.13%
-------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)      0.25%     1.00%     1.00%     0.50%    0.15%    None           None           0.07%
-------------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                         0.13%     0.12%     0.12%     0.32%    0.37%    0.37%          0.12%          0.12%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                        0.51%     1.25%     1.25%     0.95%    0.65%    0.50%          0.25%          0.32%
-------------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement(7)                  0.02%     0.02%     0.02%     0.02%    0.02%    0.02%          0.02%          0.02%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                   0.49%     1.23%     1.23%     0.93%    0.63%    0.48%          0.23%          0.30%
-------------------------------------------------------------------------------------------------------------------------------


1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class B Shares.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Nationwide Funds: Selling Shares--Exchange and Redemption Fees.

6 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R, Service Class and Institutional Service Class shares. For the year ended October 31, 2007, administrative services fees for Class A, Class R, Service Class and Institutional Service Class shares were 0.01%, 0.20%, 0.25% and 0.25%, respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time for Class A and Class R shares because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

7 The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.23% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 0.73% for Class A shares and 0.98% for Class R shares, before the Adviser would be required to further limit the Fund's expenses.

20 | INDEX SERIES

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $622      $727      $842     $1,177
--------------------------------------------------------------------------------
Class B shares                               625       695       884      1,208
--------------------------------------------------------------------------------
Class C shares                               225       395       684      1,510
--------------------------------------------------------------------------------
Class R shares                                95       301       524      1,165
--------------------------------------------------------------------------------
Service Class shares                          64       206       360        809
--------------------------------------------------------------------------------
Institutional Service Class shares            49       158       278        626
--------------------------------------------------------------------------------
Institutional Class shares                    24        78       139        316
--------------------------------------------------------------------------------
Local Fund shares                             31       101       178        404
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares*:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class B shares                              $125      $395      $684     $1,208
--------------------------------------------------------------------------------
Class C shares                               125       395       684      1,510
--------------------------------------------------------------------------------

* Expenses paid on the same investment in Class A, Class R, Institutional Service Class, Service Class, Institutional Class and Local Fund shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
--------------------------------------------------------------------------------

                                                               INDEX SERIES | 21

SECTION 1 NATIONWIDE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the Russell 2000(R) Index ("Russell 2000 Index") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a "passive" management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of EQUITY SECURITIES of companies included in the Russell 2000 Index and in DERIVATIVE instruments linked to the Russell 2000 Index, primarily futures contracts.

The Russell 2000 Index is a MARKET-WEIGHTED INDEX composed of approximately 2,000 COMMON STOCKS of smaller U.S. companies in a wide range of businesses chosen by The Frank Russell Company based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2007, the MARKET CAPITALIZATIONS of companies in the Russell 2000 Index ranged from $27 million to $8.4 billion.

The Fund does not necessarily invest in all of the securities in the Russell 2000 Index, or in the same weightings. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the Russell 2000 Index as a whole.

The Adviser has selected BlackRock Investment Management, LLC as subadviser to manage the Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

INDEX FUND RISK - the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

SMALL-CAP RISK - results from investing in stocks of smaller companies. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

DERIVATIVES RISK - the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying the derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

22 | INDEX SERIES

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund commenced operations on December 29, 1999 and until October 15, 2001 invested all of its assets in the Master Small Cap Series ("Series"), which was also managed by the Fund's subadviser. The returns shown for 1998 and through December 28, 1999 include the performance of the Series. The returns for the period prior to commencement of operations are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower. The returns reflect the Fund's actual Class A expenses from December 29, 1999 through December 31, 2007. However, on October 15, 2001, the Fund's assets were redeemed from the Series and since that time have been managed by the Fund's subadviser.

ANNUAL TOTAL RETURNS - CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

 1998    1999    2000   2001     2002    2003    2004   2005    2006    2007
------------------------------------------------------------------------------
-2.30%  23.48%  -6.24%  1.67%  -20.94%  45.44%  17.76%  4.34%  17.20%  -2.42%

BEST QUARTER: 22.86% - 2ND QTR OF 2003
WORST QUARTER: -21.16% - 3RD QTR OF 2002

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2007


                                                    1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares - Before Taxes(2)                    -8.04%    13.99%      5.77%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
   Distributions(2)                                 -9.21%    12.77%      5.10%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
   and Sale of Shares(2)                            -4.45%    11.89%      4.80%
--------------------------------------------------------------------------------
Class B shares - Before Taxes(3)                    -7.50%    14.42%      5.99%
--------------------------------------------------------------------------------
Class C shares - Before Taxes(3,4)                  -3.85%    14.69%      6.01%
--------------------------------------------------------------------------------
Class R shares - Before Taxes(5)                    -2.36%    15.38%      6.40%
--------------------------------------------------------------------------------
Institutional Class Shares -
   Before Taxes(2)                                  -1.99%    15.86%      6.77%
--------------------------------------------------------------------------------
Russell 2000 Index(6)                               -1.57%    16.25%      7.08%
--------------------------------------------------------------------------------


1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 These returns until the creation of Class A and Institutional Class shares (December 29, 1999) are based on the previous performance of the Series, which began operations on April 9, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because all classes invest in the same portfolio of securities. The performance for Class A and Institutional Class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

3 These returns until the creation of Class B shares (November 29, 2001) include performance based on the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001. These returns until the creation of Class C shares (October 22, 2003) are based on the previous performance of the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund's Class B shares for the period from November 29, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all classes invest in the same portfolio of securities. The performance for Class B and Class C shares has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.

4 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.


5 These returns until the creation of Class R shares (March 9, 2007) are based on the previous performance of the Fund's Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because both classes invest in the same portfolio of securities. The performance of Class R shares has been restated to reflect differences in sales charges, if any, but does not reflect the higher level of other fees applicable to such class; if these fees were reflected, the performance for Class R shares would have been lower.

6 The Russell 2000 Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.


                                                               INDEX SERIES | 23

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                               INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                  CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price)             5.75%(2)         None             None             None             None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)            None             5.00%(3)         1.00%(4)         None             None
---------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                 2.00%            2.00%            2.00%            2.00%            2.00%
---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------
Management Fees (paid
to have the Fund's investments
professionally managed)                   0.20%            0.20%            0.20%            0.20%            0.20%
---------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees (paid from Fund assets to cover
the cost of sales, promotions and
other distribution activities, as well
as certain shareholder servicing costs)   0.25%            1.00%            1.00%            0.50%            None
---------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                         0.29%            0.13%            0.13%            0.33%            0.13%
---------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                        0.74%            1.33%            1.33%            1.03%            0.33%
---------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement(7)                  0.03%            0.03%            0.03%            0.03%            0.03%
---------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)            0.71%            1.30%            1.30%            1.00%            0.30%
---------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class B Shares.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class--Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Nationwide Funds: Selling Shares--Exchange and Redemption Fees.

6 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R shares. For the fiscal year ended October 31, 2007, administrative services fees for Class A were 0.16%. Administrative services fees for Class R shares are estimated to be 0.20% for the current fiscal year. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

7 The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.30% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 0.80% for Class A shares and 1.05% for Class R shares before the Adviser would be required to further limit the Fund's expenses.

24 | INDEX SERIES

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $643      $795      $960     $1,438
--------------------------------------------------------------------------------
Class B shares                               632       718       926      1,361
--------------------------------------------------------------------------------
Class C shares                               232       418       726      1,599
--------------------------------------------------------------------------------
Class R shares                               102       325       566      1,257
--------------------------------------------------------------------------------
Institutional Class shares                    31       103       182        415
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares*:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class B shares                              $132      $418      $726     $1,361
--------------------------------------------------------------------------------
Class C shares                               132       418       726      1,599
--------------------------------------------------------------------------------

* Expenses paid on the same investment in Class A, Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
--------------------------------------------------------------------------------

                                                               INDEX SERIES | 25

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS,
INVESTMENT TECHNIQUES AND RISKS

MORE ABOUT INDEX FUNDS

None of the Funds attempts to buy or sell securities based on Fund management's economic, financial or market analysis, but instead employs a "passive" investment approach. This means that Fund management attempts to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. A Fund will buy or sell securities only when Fund management believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that the portfolio turnover and trading costs for each Fund (except Nationwide Bond Index Fund) may be lower than that of an "actively" managed fund. However, the Funds have operating and other expenses, while an index does not. Therefore, each Fund will tend to underperform its target index to some degree over time. It is not possible to invest directly in an index itself.

The Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows a Fund to increase or decrease exposure to its target index quickly, with less cost than buying or selling securities. Each Fund will invest in options, futures and other derivative instruments in the following circumstances:

o     purchases of Fund shares increase;

o     to provide liquidity for redemptions of Fund shares and

o     to keep trading costs low.

In connection with the use of derivative instruments, a Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

Each of the Funds may utilize a "full replication" strategy. However, when the subadviser believes it would be cost efficient or where an index includes a particularly high number of securities, a Fund may deviate from full replication and instead invest in a sampling of stocks in its relevant index using the subadviser's "optimization process". The optimization process is a statistical sampling technique that aims to create a portfolio that has aggregate characteristics, such as average market capitalization and industry weightings, similar to those of the relevant index as a whole, but involves lower transaction costs than would be incurred using a full replication strategy. Each Fund may also purchase securities not included in the relevant index when the subadviser believes it is a cost-efficient way to approximate the performance of the relevant index. If a Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

OTHER INVESTMENTS

In addition to the investment strategies described below, the Funds may invest in illiquid securities and repurchase agreements and may lend securities. To maintain liquidity, the Funds also invest in short-term money market instruments that are considered equivalent to cash. These instruments may include obligations of the U.S. government, its agencies or instrumentalities; highly rated bonds or comparable unrated bonds; commercial paper; bank obligations; and repurchase agreements. To the extent that a Fund invests in short-term money market instruments, it generally also invests in options, futures or other derivatives in order to maintain full exposure to its target index, as described above. The Funds do not invest in derivative securities or short-term money market instruments as a defensive strategy to lessen their exposure to common stocks or bonds.

NATIONWIDE BOND INDEX FUND

The Lehman Aggregate Index is a market-weighted index comprised of approximately 6,500 dollar-denominated investment grade bonds with maturities greater than one year. Lehman Brothers selects bonds for the Lehman Aggregate Index based on its criteria for the Index and does not evaluate whether any particular bond is an attractive investment. Lehman Brothers may periodically update the Lehman Aggregate Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes.

The Nationwide Bond Index Fund may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. Accordingly, the Fund may have a higher portfolio turnover rate than the other Funds.

All debt obligations purchased are determined to be within the top four categories by a rating agency at the time of investment. Fund management monitors any subsequent rating downgrade of a security to consider what action, if any, should be taken. Downgraded securities are not required to be sold.

The Fund usually invests a substantial portion of its assets in mortgage-backed securities, which may be either pass-through securities or collateralized mortgage obligations.

The Fund may purchase securities on a when-issued basis, and it may also purchase or sell securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future, enabling the Fund to lock in a favorable yield and price.

26 | INDEX SERIES

The Fund may also enter into "dollar rolls", in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund's sale of one security and purchase of a similar security, the Fund will not receive principal and interest payments.

The Fund may also enter into standby commitment agreements in which the Fund is committed, for a certain period of time, to buy a stated amount of a fixed-income security that may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether or not the security is issued.

NATIONWIDE INTERNATIONAL INDEX FUND

The MSCI EAFE Index is composed of equity securities of larger capitalization companies from various industries whose primary trading markets are in developed markets outside the United States. The countries currently included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The country weightings are based on each country's relative market capitalization.

Morgan Stanley Capital International Limited ("Morgan Stanley") chooses the stocks in the MSCI EAFE Index based on factors including market capitalization, trading activity and the overall mix of industries represented in the Index. The MSCI EAFE Index is generally considered to broadly represent the performance of international stocks. Morgan Stanley selects stocks for the MSCI EAFE Index based on criteria for the Index and does not evaluate whether any particular stock is an attractive investment.

Morgan Stanley may periodically update the MSCI EAFE Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes.

NATIONWIDE MID CAP MARKET INDEX FUND

The S&P 400(R) Index is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses and is generally considered to broadly represent the performance of publicly traded U.S. mid-capitalization stocks. The S&P 400(R) Index is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Standard & Poor's selects the stocks in the S&P 400(R) Index based on its criteria for the Index and does not evaluate whether any particular stock is an attractive investment. Standard & Poor's periodically updates the S&P 400(R) Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror those changes.

NATIONWIDE S&P 500 INDEX FUND

The S&P 500(R) Index is composed of approximately 500 common stocks selected by Standard & Poor's, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is generally considered to broadly represent the performance of publicly traded U.S. larger capitalization stocks, although a small part of the S&P 500(R) Index is made up of foreign companies that have a large U.S. presence. Standard & Poor's selects stocks for the S&P 500(R) Index based on its criteria for the Index and does not evaluate whether any particular stock is an attractive investment. Standard & Poor's periodically updates the S&P 500(R) Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes.

NATIONWIDE SMALL CAP INDEX FUND

The Russell 2000(R) Index is composed of common stocks of small-cap U.S. companies; it is composed of the common stocks of the 1,001st, through 3,000th largest U.S. companies, based on market capitalization. The Russell 2000(R) Index is generally considered to broadly represent the performance of publicly traded U.S. smaller-capitalization stocks. The Frank Russell Company selects stocks for the Russell 2000(R) Index based on its criteria for the Index and does not evaluate whether any particular stock is an attractive investment. The Frank Russell Company updates the Russell 2000(R) Index once annually, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes. Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the Index until the annual update.

                                                               INDEX SERIES | 27

ADDITIONAL RISKS APPLICABLE TO ALL FUNDS

DERIVATIVES RISK - the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways.

The Funds may invest in derivatives, primarily futures and options.

Derivatives investing involves several different risks, including the risks that:

o the other party in the derivatives contract may fail to fulfill its obligations;

o the use of derivatives may reduce liquidity and make a Fund harder to value, especially in declining markets;

o a Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts and

o changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

SECURITIES LENDING - Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Under certain circumstances, these events could trigger adverse tax consequences to a Fund.

BORROWING RISK - Each of the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund's return.

ADDITIONAL RISKS APPLICABLE TO NATIONWIDE BOND INDEX FUND

DOLLAR ROLLS RISK - the market value of securities the Fund is committed to buy may decline below the price of the securities it has sold. These transactions involve leverage. The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

EVENT RISK - a corporate event such as a restructuring, merger, leveraged buyout, takeover or similar action may cause a decline in market value or credit quality of a company's stocks or bonds due to factors including an unfavorable market response or a resulting increase in the company's debt. Added debt may significantly reduce the credit quality and market value of a company's bonds.

MORTGAGE-BACKED SECURITIES - these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk. "When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

FOREIGN GOVERNMENT DEBT SECURITIES RISK - a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put economic reforms required by the International Monetary Fund into place. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES - U.S. government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

28 | INDEX SERIES

U.S. government agency securities may include obligations issued by:

o the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates,

o     the Federal Home Loan Banks,

o     the Federal National Mortgage Association ("FNMA"),

o     the Federal Home Loan Mortgage Corporation ("FHLMC") and

o     the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

ADDITIONAL RISKS APPLICABLE TO NATIONWIDE BOND INDEX FUND AND NATIONWIDE INTERNATIONAL INDEX FUND

FOREIGN SECURITIES RISK - foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks as well:

o     political and economic instability;

o     the impact of currency exchange rate fluctuations;

o     reduced information about issuers;

o     higher transaction costs;

o     less stringent regulatory and accounting standards and

o     delayed settlement.

Additional risks include that a foreign jurisdiction might impose or increase withholding taxes on income payable on foreign securities; possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

FOREIGN CUSTODY RISK - a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

CURRENCY EXCHANGE RISK - securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

The Nationwide Bond Index Fund may invest in foreign securities to the extent that foreign securities are present in the Lehman Aggregate Index. The Lehman Aggregate Index may also include a portion of foreign securities. The Fund will invest only in U.S. dollar-denominated foreign securities.

ADDITIONAL RISKS APPLICABLE TO NATIONWIDE MID CAP MARKET INDEX FUND AND NATIONWIDE SMALL CAP INDEX FUND

MID-CAP AND SMALL-CAP RISK - Investments in mid-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent a Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

ADDITIONAL RISKS APPLICABLE TO ALL FUNDS EXCEPT NATIONWIDE BOND INDEX FUND

STOCK MARKET RISK - The Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

o     corporate earnings;

o     production;

o     management;

o     sales and

o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

                                                               INDEX SERIES | 29

TEMPORARY INVESTMENTS - Each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances or anticipated redemptions, a Fund may invest without limit in cash or money market cash equivalents, including:

o     short-term U.S.government securities;

o certificates of deposit, bankers' acceptances and interest- bearing savings deposits of commercial banks;

o     prime quality commercial paper;

o repurchase agreements covering any of the securities in which the Fund may invest directly and

o shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the Funds' principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Each Fund posts onto the Trust's internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

30 | INDEX SERIES

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Nationwide Fund Advisors ("NFA" or the "Adviser"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of each Fund. Subject to the supervision of the Trust's Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

Each Fund pays the Adviser a management fee based on each Fund's average daily net assets. The total management fee paid by each Fund for the fiscal year ended October 31, 2007, expressed as a percentage of each Fund's average daily net assets and taking into account any applicable waivers, was as follows:

--------------------------------------------------------------------------------
FUND                                                  ACTUAL MANAGEMENT FEE PAID
--------------------------------------------------------------------------------
Nationwide Bond Index Fund                                                 0.18%
--------------------------------------------------------------------------------
Nationwide International Index Fund                                        0.25%
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund                                       0.19%
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund                                              0.11%
--------------------------------------------------------------------------------
Nationwide Small Cap Index Fund                                            0.17%
--------------------------------------------------------------------------------

SUBADVISER

Subject to the supervision of the Adviser and the Board of Trustees, BlackRock Investment Management, LLC ("BlackRock"), 800 Scudder Mills Road, Plainsboro, New Jersey 08536, is the Funds' subadviser and manages each Fund's assets in accordance with its investment objective and strategies. BlackRock makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities. BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc. The Adviser pays BlackRock a subadvisory fee from the management fee it receives.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory agreements for the Funds will be available in the Funds' semi-annual report to shareholders, which will cover the period ending April 30, 2008.

PORTFOLIO MANAGEMENT

NATIONWIDE BOND INDEX FUND

The Nationwide Bond Index Fund is managed by a team comprised of Scott Amero, Matthew Marra and Andrew Phillips. This team is responsible for the day-to-day management of the Fund's investments.

Scott Amero, Vice Chairman, is BlackRock's Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Leadership Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock's team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock's publicly-traded real estate investment trust. Mr. Amero has been with BlackRock since 1990.

Matthew Marra is a Managing Director of and portfolio manager with BlackRock and is a member of BlackRock's Fixed Income Portfolio Management Group. Mr. Marra's primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group.

Andrew Phillips is a Managing Director of and portfolio manager with BlackRock and is a co-head of U.S. Fixed Income within BlackRock's Fixed Income Portfolio Management Group. Mr. Phillips has been a Managing Director of BlackRock since 1999 and a portfolio manager therewith since 1995. Mr. Phillips' primary responsibility is the consistent implementation of investment strategies across all total return accounts. He is a Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios.

                                                               INDEX SERIES | 31

NATIONWIDE INTERNATIONAL INDEX FUND, NATIONWIDE MID CAP MARKET INDEX FUND, NATIONWIDE S&P 500 INDEX FUND AND NATIONWIDE SMALL CAP INDEX FUND

Each Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. Ms. Jelilian and Mr. Russo are jointly responsible for the day-to-day management of each Fund's portfolio and each is responsible for the selection of each Fund's investments.

Ms. Jelilian is a Director of BlackRock, which she joined in 2006. Prior to joining BlackRock, Ms. Jelilian was a Director of Fund Asset Management, L.P. from 1999 to 2006, and has been a member of the Funds' management team since 2000. Ms. Jelilian has 13 years experience in investing and in managing index investments.

Mr. Russo is a Director of BlackRock, which he joined in 2006. Prior to joining BlackRock, Mr. Russo was a Director of Fund Asset Management, L.P. from 2004 to 2006, and was a Vice President thereof from 1999 to 2004. He has been a member of the Funds' management team since 2000. Mr. Russo has 11 years experience as a portfolio manager and trader.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility and enables them to operate more efficiently.

The Adviser performs the following oversight and evaluation services to a subadvised Fund:

o     initial due diligence on prospective Fund subadvisers;

o monitoring subadviser performance, including ongoing analysis and periodic consultations;

o communicating performance expectations and evaluations to the subadvisers and

o making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser's performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

32 | INDEX SERIES

SECTION 4 INVESTING WITH NATIONWIDE FUNDS

CHOOSING A SHARE CLASS

--------------------------------------------------------------------------------
When selecting a share class, you should consider the following:

o     which share classes are available to you;

o     how long you expect to own your shares;

o     how much you intend to invest;

o     total costs and expenses associated with a particular share class and

o     whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.
--------------------------------------------------------------------------------

The Nationwide Funds offer several different share classes each with different price and cost features. The table to the right compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class, Service Class, Local Fund and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class, Service Class, Local Fund and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

--------------------------------------------------------------------------------

COMPARING CLASS A, CLASS B AND CLASS C SHARES

CLASSES AND CHARGES                POINTS TO CONSIDER
CLASS A SHARES

Front-end sales charge up to       A front-end sales charge means that a
5.75%                                 portion of your initial investment goes
                                      toward the sales charge and is not
                                      invested.

Annual service and/or 12b-1 fee    Reduction and waivers of sales charges may be
of 0.25%                              available.

Administrative services fee up     Total annual operating expenses are lower
to 0.25%                              than Class B and Class C expenses, which
                                      means higher dividends and/or net asset
                                      value ("NAV") per share.

                                   No conversion feature.

                                   No maximum investment amount.

--------------------------------------------------------------------------------

CLASS B SHARES

CDSC up to 5.00%                   No front-end sales charge means your full
                                      investment immediately goes toward buying
                                      shares.

                                   No reduction of CDSC, but waivers may be
                                      available.

                                   The CDSC declines 1% in most years to zero
                                      after six years.

Annual service and/or 12b-1 fee    Total annual operating expenses are higher
of 1.00% No administrative            than Class A expenses, which means lower
services fee                          dividends and/or NAV per share.

                                   Automatic conversion to Class A shares after
                                      seven years, which means lower annual
                                      expenses in the future.

                                   Maximum investment amount of $100,000. Larger
                                      investments may be rejected.

--------------------------------------------------------------------------------

CLASS C SHARES

CDSC of 1.00%                      No front-end sales charge means your full
                                      investment immediately goes toward buying
                                      shares.

                                   No reduction of CDSC, but waivers may be
                                      available.

                                   The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee    Total annual operating expenses are higher
of 1.00% No administrative            than Class A expenses, which means lower
services fee                          dividends and/or NAV per share.

                                   No conversion feature.

                                   Maximum investment amount of $1,000,000(1).
                                      Larger investments may be rejected.

--------------------------------------------------------------------------------

1 This limit was calculated based on a one-year holding period.

                                                               INDEX SERIES | 33

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

--------------------------------------------------------------------------------
                         SALES CHARGE AS A PERCENTAGE OF
                         -------------------------------                DEALER
                                                   NET AMOUNT     COMMISSION AS
AMOUNT OF                         OFFERING           INVESTED     PERCENTAGE OF
PURCHASE                             PRICE    (APPROXIMATELY)    OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000                     5.75%              6.10%             5.00%
--------------------------------------------------------------------------------
$50,000 to $99,999                    4.75               4.99              4.00
--------------------------------------------------------------------------------
$100,000 to $249,999                  3.50               3.63              3.00
--------------------------------------------------------------------------------
$250,000 to $499,999                  2.50               2.56              2.00
--------------------------------------------------------------------------------
$500,000 to $999,999                  2.00               2.04              1.75
--------------------------------------------------------------------------------
$1 million or more                    None               None              None
--------------------------------------------------------------------------------

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

REDUCTION OF CLASS A SALES CHARGES

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A LARGER INVESTMENT. The sales charge decreases as the amount of your investment increases.

o RIGHTS OF ACCUMULATION. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market
      Fund) that you currently own or are currently purchasing to the value of your Class A purchase.

o INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o SHARE REPURCHASE PRIVILEGE. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A, Class B and Class C shares with your purchases of Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

34 | INDEX SERIES

--------------------------------------------------------------------------------

WAIVER OF CLASS A SALES CHARGES

Front-end sales charges on Class A shares are waived for the following purchasers:

o investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the "Distributor") to waive sales charges;

o directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor;

o any investor who pays for shares with proceeds from sales of Nationwide Fund Class D shares (Class D shares are offered by other Nationwide Funds, but not these Funds);

o     retirement plans;

o     investment advisory clients of the Adviser's affiliates and

o directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

--------------------------------------------------------------------------------

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS B AND CLASS C SHARES

The CDSC is waived on:

o the redemption of Class B or Class C shares purchased through reinvested dividends or distributions;

o Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program;

o Class B or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;

o mandatory withdrawals of Class B or Class C shares from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts and

o redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class B or Class C shares, and you then reinvest the proceeds in Class B or Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

--------------------------------------------------------------------------------

CLASS B SHARES

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years. If you redeem Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

--------------------------------------------------------------------------------
                                                                        7 YEARS
SALE WITHIN  1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   OR MORE
--------------------------------------------------------------------------------
Sales charge     5%        4%        3%        3%        2%        1%        0%
--------------------------------------------------------------------------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1%.

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B and Class C Shares" for a list of situations where a CDSC is not charged.

                                                               INDEX SERIES | 35

--------------------------------------------------------------------------------

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Funds offer Class R, Institutional Service Class, Institutional Class, Service Class and Local Fund shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

o     the level of distribution and administrative services the plan requires;

o     the total expenses of the share class and

o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

--------------------------------------------------------------------------------

CLASS R SHARES

Class R shares ARE AVAILABLE to retirement plans including:

o     401(k) plans;

o     457 plans;

o     403(b) plans;

o     profit sharing and money purchase pension plans;

o     defined benefit plans;

o     non-qualified deferred compensation plans and

o other retirement accounts in which the retirement plan or the retirement plan's financial services firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:

o     institutional non-retirement accounts;

o     traditional and Roth IRAs;

o     Coverdell Education Savings Accounts;

o     SEPs and SAR-SEPs;

o     SIMPLE IRAs;

o     one-person Keogh plans;

o     individual 403(b) plans or

o     529 Plan accounts.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;

o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Funds for providing services or

o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o funds of funds offered by the Distributor or other affiliates of the Funds;

o retirement plans for which no third-party administrator receives compensation from the Funds;

o institutional advisory accounts of the Adviser's affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries and related retirement plans;

o rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;

o registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients or

o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

36 | INDEX SERIES

SERVICE CLASS SHARES

Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;

o registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Funds for providing services or

o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

LOCAL FUND SHARES

Local Fund shares are sold to funds of funds (mutual funds investing primarily in other mutual funds).

SALES CHARGES AND FEES

SALES CHARGES

Sales charges, if any, are paid to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R, Service Class and Local Fund shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or shareholder services fees. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C, Class R, Service Class and Local Fund shares pay the Distributor annual amounts not exceeding the following:

--------------------------------------------------------------------------------
CLASS                       AS A % OF DAILY NET ASSETS
--------------------------------------------------------------------------------
Class A shares              0.25% (distribution or service fee)
--------------------------------------------------------------------------------
Class B shares              1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class C shares              1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class R shares              0.50% (0.25% of which may be either a distribution
                            or service fee)
--------------------------------------------------------------------------------
Service Class shares        0.15% (distribution or service fee)
--------------------------------------------------------------------------------
Local Fund shares           0.07% (service fee)
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES FEES

Class A, Class R, Service Class and Institutional Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees for Class A, Class R and Service Class shares as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25% for Class A, Class R, Service Class and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund's Class A, Class R, Service Class and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser and/or its affiliates (collectively, "Nationwide Funds Group" or "NFG") often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as "revenue sharing payments. "The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list and/or access to an

                                                               INDEX SERIES | 37
intermediary's personnel and other factors. Revenue sharing payments are paid from NFG's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds' assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

o     the Distributor and other affiliates of the Adviser;

o     broker-dealers;

o     financial institutions and

o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser's or a subadviser's selection of such broker-dealer for portfolio transaction execution.

CONTACTING NATIONWIDE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

AUTOMATED VOICE RESPONSE Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

o     make transactions;

o     hear fund price information and

o     obtain mailing and wiring instructions.

INTERNET Go to WWW.NATIONWIDEFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

o     download Fund prospectuses;

o     obtain information on the Nationwide Funds;

o     access your account information and

o     request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

BY FAX 614-428-3278.

38 | INDEX SERIES

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's net asset value (NAV) to receive that day's NAV.

------------------------------------------------------------------------------------------------------------------------------------
HOW TO BUY SHARES                                                     HOW TO EXCHANGE* OR SELL** SHARES
BE SURE TO SPECIFY THE CLASS OF SHARES YOU WISH TO PURCHASE. EACH     * EXCHANGE PRIVILEGES MAY BE AMENDED OR DISCONTINUED UPON 60
FUND MAY REJECT ANY ORDER TO BUY SHARES AND MAY SUSPEND THE           DAYS WRITTEN NOTICE TO SHAREHOLDERS.
OFFERING OF SHARES AT ANY TIME.                                       ** A MEDALLION SIGNATURE GUARANTEE MAY BE REQUIRED. SEE
                                                                      "MEDALLION SIGNATURE GUARANTEE" BELOW.
------------------------------------------------------------------------------------------------------------------------------------

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has               THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has
relationships with certain brokers and other financial                relationships with certain brokers and other financial
intermediaries who are authorized to accept purchase, exchange and    intermediaries who are authorized to accept purchase, exchange
redemption orders for the Funds. Your transaction is processed at     and redemption orders for the Funds. Your transaction is
the NAV next calculated after the Funds'agent or an authorized        processed at the NAV next calculated after the Funds'agent or
intermediary receives your order in proper form.                      an authorized intermediary receives your order in proper form.

------------------------------------------------------------------------------------------------------------------------------------

BY MAIL. Complete an application and send with a check made payable   BY MAIL OR FAX. You may request an exchange or redemption by
to: Nationwide Funds. Payment must be made in U.S. dollars and        mailing or faxing a letter to Nationwide Funds. The letter
drawn on a U.S. bank. THE FUNDS DO NOT ACCEPT CASH,STARTER            must include your account number(s) and the name(s) of the
CHECKS,THIRD-PARTY CHECKS, TRAVELERS'CHECKS,CREDIT CARD CHECKS OR     Fund(s) you wish to exchange from and to. The letter must be
MONEY ORDERS.                                                         signed by all account owners. We reserve the right to request original documents for any faxed requests.

------------------------------------------------------------------------------------------------------------------------------------

BY TELEPHONE. You will have automatic telephone privileges unless     BY TELEPHONE. You will have automatic telephone privileges
you decline this option on your application. The Funds follow         unless you decline this option on your application. The Funds
procedures to confirm that telephone instructions are genuine and     follow procedures to confirm that telephone instructions are
will not be liable for any loss, injury, damage or expense that       genuine and will not be liable for any loss, injury, damage or
results from executing such instructions. The Funds may revoke        expense that results from executing such instructions. The
telephone privileges at any time, without notice to shareholders.     Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

                                                                      ADDITIONAL INFORMATION FOR SELLING SHARES. A check made
                                                                      payable to the shareholder(s) of record will be mailed to the address of record.

                                                                      The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

------------------------------------------------------------------------------------------------------------------------------------

ON-LINE. Transactions may be made through the Nationwide Funds'       ON-LINE. Transactions may be made through the Nationwide
website. However, the Funds may discontinue on-line transactions of   Funds' website. However, the Funds may discontinue on-line
Fund shares at any time.                                              transactions of Fund shares at any time.

------------------------------------------------------------------------------------------------------------------------------------

BY BANK WIRE. You may have your bank transmit funds by federal        BY BANK WIRE. The Funds can wire the proceeds of your
funds wire to the Funds'custodian bank. (The authorization will be    redemption directly to your account at a commercial bank. A
in effect unless you give the Funds written notice of its             voided check must be attached to your application. (The
termination.)                                                         authorization will be in effect unless you give the Funds
                                                                      written notice of its termination.)
o     if you choose this method to open a new account, you must
      call our toll-free number before you wire your investment       o     your proceeds typically will be wired to your bank on
      and arrange to fax your completed application.                        the next business day after your order has been
                                                                            processed.
o     your bank may charge a fee to wire funds.
                                                                      o     Nationwide Funds deducts a $20 service fee from the
o     the wire must be received by 4:00 p.m.in order to receive the         redemption proceeds for this service.
      current day's NAV.
                                                                      o     your financial institution may also charge a fee for
                                                                            receiving the wire.

                                                                      o     funds sent outside the U.S.may be subject to higher
                                                                            fees.

                                                                      BANK WIRE IS NOT AN OPTION FOR EXCHANGES.

------------------------------------------------------------------------------------------------------------------------------------

BY AUTOMATED CLEARING HOUSE (ACH). You can fund your Nationwide       BY AUTOMATED CLEARING HOUSE (ACH). Your redemption proceeds
Funds'account with proceeds from your bank via ACH on the second      can be sent to your bank via ACH on the second business day
business day after your purchase order has been processed. A voided   after your order has been processed. A voided check must be
check must be attached to your application. Money sent through ACH    attached to your application. Money sent through ACH should
typically reaches Nationwide Funds from your bank in two business     reach your bank in two business days. There is no fee for this
days. There is no fee for this service. (The authorization will be    service. (The authorization will be in effect unless you give
in effect unless you give the Funds written notice of its             the Funds written notice of its termination.)
termination.)
                                                                      ACH IS NOT AN OPTION FOR EXCHANGES.

------------------------------------------------------------------------------------------------------------------------------------

RETIREMENT PLAN PARTICIPANTS should contact their retirement plan     RETIREMENT PLAN PARTICIPANTS should contact their retirement
administrator regarding transactions. Retirement plans or their       plan administrator regarding transactions. Retirement plans or
administrators wishing to conduct transactions should call our        their administrators wishing to conduct transactions should
toll-free number. Eligible entities or individuals wishing to         call our toll-free number. Eligible entities or individuals
conduct transactions in Institutional Service Class or                wishing to conduct transactions in Institutional Service Class
Institutional Class shares should call our toll-free number.          or Institutional Class shares should call our toll-free
                                                                      number.

                                                               INDEX SERIES | 39

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

o calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent, plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund's NAV. The Valuation Procedures provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual "fair valuation" in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will "fair value" securities whose value is affected by a "significant event." Pursuant to the Valuation Procedures, any "fair valuation" decisions are subject to the review of the Board of Trustees.

A "significant event" is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund's NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer's operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund's NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets' perceptions and trading activities on a Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund's shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

--------------------------------------------------------------------------------
The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

o     New Year's Day

o     Martin Luther King,Jr.Day

o     Presidents'Day

o     Good Friday

o     Memorial Day

o     Independence Day

o     Labor Day

o     Thanksgiving Day

o     Christmas Day

o     Other days when the New York Stock Exchange is closed.
--------------------------------------------------------------------------------

40 | INDEX SERIES

--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

CLASS A, CLASS B AND CLASS C SHARES
To open an account                                             $2,000 (per Fund)
To open an IRA account                                         $1,000 (per Fund)
Additional investments                                           $100 (per Fund)
To start an Automatic Asset
Accumulation Plan                                              $1,000 (per Fund)
Additional Investments
(Automatic Asset Accumulation Plan)                                          $50

--------------------------------------------------------------------------------

CLASS R SHARES
To open an account                                                    No Minimum
Additional investments                                                No Minimum

--------------------------------------------------------------------------------

INSTITUTIONAL SERVICE CLASS SHARES
To open an account                                            $50,000 (per Fund)
Additional investments                                                No Minimum

--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
To open an account                                         $1,000,000 (per Fund)
Additional investments                                                No Minimum

--------------------------------------------------------------------------------

SERVICE CLASS SHARES
To open an account                                            $25,000 (per Fund)
Additional investments                                                No Minimum

--------------------------------------------------------------------------------

LOCAL FUND SHARES
To open an account                                                    No Minimum
Additional investments                                                No Minimum

--------------------------------------------------------------------------------


Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.


--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

o     name;

o     date of birth (for individuals);

o residential or business street address (although post office boxes are still permitted for mailing) and

o Social Security number,taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund's minimum.

o If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, each Fund may waive the quarterly fee.

o Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

                                                               INDEX SERIES | 41

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

o     both accounts have the same registration;

o your first purchase in the new fund meets its minimum investment requirement and

o you purchase the same class of shares. For example,you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.

o if you exchange Class A shares that are subject to a CDSC,and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

EXCHANGES INTO NATIONWIDE MONEY MARKET FUND

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to automatically redeem Class A, Class B and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds' transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Funds may delay paying your redemption proceeds if:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o     trading is restricted or

o     an emergency exists (as determined by the Securities and Exchange
      Commission).

Generally, the Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

o     is engaged in excessive trading or

o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund's then-current NAV until you give the Funds different instructions.

42 | INDEX SERIES

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds' ability to make a redemption-in-kind, see the SAI.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

--------------------------------------------------------------------------------

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for redemptions of shares of a Fund in any of the following instances:

o     your account address has changed within the last 15 calendar days;

o the redemption check is made payable to anyone other than the registered shareholder;

o     the proceeds are mailed to any address other than the address of record or

o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.
--------------------------------------------------------------------------------

                                                               INDEX SERIES | 43

--------------------------------------------------------------------------------

EXCESSIVE OR SHORT-TERM TRADING

The Nationwide Funds seek to discourage excessive or short-term trading (often described as "market timing"). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:

o     disrupt portfolio management strategies;

o     increase brokerage and other transaction costs and

o     negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the Adviser, its subadvisers and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

o restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and

o reject transactions that violate the Fund's excessive trading policies or its exchange limits.

Each Fund has also implemented redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

o     an exchange equaling 1% or more of a Fund's NAV may be rejected and

o redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Funds have fair value pricing procedures in place as described above in
Section 4, Investing with Nationwide Funds: Fair Value Pricing.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

--------------------------------------------------------------------------------

44 | INDEX SERIES

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain types of accounts. If you redeem or exchange your shares in such an account within a designated holding period, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed first. If you exchange assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

o     shares redeemed or exchanged under regularly scheduled withdrawal plans;

o     shares purchased through reinvested dividends or capital gains;

o shares redeemed (or exchanged into the Nationwide Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;

o shares redeemed in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts;

o shares redeemed or exchanged from retirement accounts within 30 days of an automatic payroll deduction or

o shares redeemed or exchanged by any "fund of funds"that is affiliated with a Fund.

With respect to shares redeemed or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or redemption within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception. Redemption and exchange fees will be assessed unless or until the Funds are notified that an account is exempt.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

o     broker wrap fee and other fee-based programs;

o     qualified retirement plan accounts;

o omnibus accounts where there is no capability to impose a redemption fee on underlying customers' accounts and

o intermediaries that do not or cannot report sufficient information to impose a redemption fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

The following Nationwide Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged out of one of these funds into another Nationwide Fund if you have held the shares of the fund for less than the minimum holding period listed below:

--------------------------------------------------------------------------------
                                                                        MINIMUM
                                                    EXCHANGE/    HOLDING PERIOD
FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
--------------------------------------------------------------------------------
Nationwide China Opportunities Fund                      2.00%               90
--------------------------------------------------------------------------------
Nationwide Emerging Markets Fund                         2.00%               90
--------------------------------------------------------------------------------
Nationwide Global Financial
   Services Fund                                         2.00%               90
--------------------------------------------------------------------------------
Nationwide Health Sciences Fund                          2.00%               90
--------------------------------------------------------------------------------
Nationwide Natural Resources Fund                        2.00%               90
--------------------------------------------------------------------------------
Nationwide Technology and
   Communications Fund                                   2.00%               90
--------------------------------------------------------------------------------
Nationwide Global Utilities Fund                         2.00%               90
--------------------------------------------------------------------------------
Nationwide Hedged Core Equity Fund                       2.00%               90
--------------------------------------------------------------------------------
Nationwide International Growth Fund                     2.00%               90
--------------------------------------------------------------------------------
Nationwide International Value Fund                      2.00%               90
--------------------------------------------------------------------------------
Nationwide Market Neutral Fund                           2.00%               90
--------------------------------------------------------------------------------
Nationwide Micro Cap Equity Fund                         2.00%               90
--------------------------------------------------------------------------------
Nationwide Mid Cap Growth Fund                           2.00%               90
--------------------------------------------------------------------------------
Nationwide Mid Cap Growth
   Leaders Fund                                          2.00%               90
--------------------------------------------------------------------------------
Nationwide Small Cap Fund                                2.00%               90
--------------------------------------------------------------------------------
Nationwide Small Cap Core Fund                           2.00%               90
--------------------------------------------------------------------------------
Nationwide Small Cap Growth
   Opportunities Fund                                    2.00%               90
--------------------------------------------------------------------------------
Nationwide Small Cap Leaders Fund                        2.00%               90
--------------------------------------------------------------------------------
Nationwide Small Cap Value Fund                          2.00%               90
--------------------------------------------------------------------------------
Nationwide U.S. Growth Leaders
   Long-Short Fund                                       2.00%               90
--------------------------------------------------------------------------------
Nationwide U.S. Small Cap Value Fund                     2.00%               90
--------------------------------------------------------------------------------
Nationwide Value Opportunities Fund                      2.00%               90
--------------------------------------------------------------------------------
Nationwide Worldwide Leaders Fund                        2.00%               90
--------------------------------------------------------------------------------
NorthPointe Small Cap Growth Fund                        2.00%               90
--------------------------------------------------------------------------------
Nationwide Growth Fund                                   2.00%               30
--------------------------------------------------------------------------------
Nationwide Large Cap Value Fund                          2.00%               30
--------------------------------------------------------------------------------
Nationwide Fund                                          2.00%               30
--------------------------------------------------------------------------------
Nationwide Leaders Fund                                  2.00%               30
--------------------------------------------------------------------------------
Nationwide U.S. Growth Leaders Fund                      2.00%               30
--------------------------------------------------------------------------------
Nationwide Value Fund                                    2.00%               30
--------------------------------------------------------------------------------
Nationwide Bond Fund                                     2.00%                7
--------------------------------------------------------------------------------
Nationwide Bond Index Fund                               2.00%                7
--------------------------------------------------------------------------------
Nationwide Government Bond Fund                          2.00%                7
--------------------------------------------------------------------------------
Nationwide International Index Fund                      2.00%                7
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund                     2.00%                7
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund                            2.00%                7
--------------------------------------------------------------------------------
Nationwide Short Duration Bond Fund                      2.00%                7
--------------------------------------------------------------------------------
Nationwide Small Cap Index Fund                          2.00%                7
--------------------------------------------------------------------------------
Nationwide Tax-Free Income Fund                          2.00%                7
--------------------------------------------------------------------------------

                                                               INDEX SERIES | 45

SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund's then-current NAV until you give the Trust different instructions.

TAX CONSIDERATIONS

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

o distributions are taxable to you at either ordinary income or capital gains tax rates;

o distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

o distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;

o for individuals,a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

o for corporate shareholders,a portion of income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and

o distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund's fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING SHARES

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

46 | INDEX SERIES

OTHER TAX JURISDICTIONS

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

THIS DISCUSSION OF "DISTRIBUTIONS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

                                                               INDEX SERIES | 47

SECTION 6 NATIONWIDE BOND INDEX FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years ended October 31 or, if a Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds' financial statements, is included in the Trust's annual reports, which are available upon request.

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      INVESTMENT ACTIVITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET
                                                                                                              REALIZED
                                                                                                                   AND
                                                                                  NET ASSET                 UNREALIZED
                                                                                     VALUE,          NET         GAINS   TOTAL FROM
                                                                                  BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                                                                  OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                                        $  10.96         0.34          0.09         0.43
Year Ended October 31, 2004                                                        $  10.98         0.36          0.17         0.53
Year Ended October 31, 2005                                                        $  11.13         0.41         (0.34)        0.07
Year Ended October 31, 2006                                                        $  10.77         0.44          0.04         0.48
Year Ended October 31, 2007 (g)                                                    $  10.81         0.49          0.01         0.50
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2003                                                        $  10.96         0.29          0.07         0.36
Year Ended October 31, 2004                                                        $  10.98         0.30          0.17         0.47
Year Ended October 31, 2005                                                        $  11.13         0.33         (0.33)          --
Year Ended October 31, 2006                                                        $  10.77         0.38          0.04         0.42
Year Ended October 31, 2007 (g)                                                    $  10.81         0.43          0.01         0.44
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2006 (f)                                                  $  10.68         0.23          0.13         0.36
Year Ended October 31, 2007 (g)                                                    $  10.81         0.41          0.02         0.43
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                                                        $  10.95         0.39          0.09         0.48
Year Ended October 31, 2004                                                        $  10.98         0.41          0.17         0.58
Year Ended October 31, 2005                                                        $  11.13         0.45         (0.34)        0.11
Year Ended October 31, 2006                                                        $  10.77         0.48          0.03         0.51
Year Ended October 31, 2007 (g)                                                    $  10.80         0.55            --         0.55
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                       NET        NET                    NET ASSET
                                                                INVESTMENT   REALIZED           TOTAL   VALUE, END           TOTAL
                                                                    INCOME      GAINS   DISTRIBUTIONS    OF PERIOD   RETURN (a)(b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                          (0.40)     (0.01)          (0.41)   $   10.98            3.96%
Year Ended October 31, 2004                                          (0.38)        --           (0.38)   $   11.13            4.94%
Year Ended October 31, 2005                                          (0.42)     (0.01)          (0.43)   $   10.77            0.56%
Year Ended October 31, 2006                                          (0.44)        --           (0.44)   $   10.81            4.59%
Year Ended October 31, 2007 (g)                                      (0.49)        --           (0.49)   $   10.82            4.77%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2003                                          (0.33)     (0.01)          (0.34)   $   10.98            3.34%
Year Ended October 31, 2004                                          (0.32)        --           (0.32)   $   11.13            4.32%
Year Ended October 31, 2005                                          (0.35)     (0.01)          (0.36)   $   10.77           (0.04%)
Year Ended October 31, 2006                                          (0.38)        --           (0.38)   $   10.81            3.96%
Year Ended October 31, 2007 (g)                                      (0.43)        --           (0.43)   $   10.82            4.15%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2006 (f)                                    (0.23)        --           (0.23)   $   10.81            3.43%
Year Ended October 31, 2007 (g)                                      (0.42)        --           (0.42)   $   10.82            4.11%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                                          (0.44)     (0.01)          (0.45)   $   10.98            4.47%
Year Ended October 31, 2004                                          (0.43)        --           (0.43)   $   11.13            5.36%
Year Ended October 31, 2005                                          (0.46)     (0.01)          (0.47)   $   10.77            0.97%
Year Ended October 31, 2006                                          (0.48)        --           (0.48)   $   10.80            4.91%
Year Ended October 31, 2007 (g)                                      (0.54)        --           (0.54)   $   10.81            5.19%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       RATIO OF NET
                                                                              RATIO        RATIO OF      INVESTMENT
                                                                             OF NET        EXPENSES   INCOME (LOSS)
                                                                         INVESTMENT       (PRIOR TO       (PRIOR TO
                                       NET ASSETS     RATIO OF               INCOME      REIMBURSE-      REIMBURSE-
                                        AT END OF     EXPENSES            (LOSS) TO       MENTS) TO       MENTS) TO
                                           PERIOD   TO AVERAGE              AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                           (000S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003            $   42,292             0.71%            3.07%           0.82%           2.96%        139.66%
Year Ended October 31, 2004            $   40,757             0.71%            3.25%           0.77%           3.19%        151.56%
Year Ended October 31, 2005            $   42,126             0.71%            3.74%           0.77%           3.69%        153.31%
Year Ended October 31, 2006            $   44,444             0.71%            4.15%           0.75%           4.11%        113.91%
Year Ended October 31, 2007 (g)        $   66,184             0.73%            4.60%           0.77%           4.56%        164.97%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2003            $      256             1.31%            2.10%           1.41%           2.00%        139.66%
Year Ended October 31, 2004            $      457             1.31%            2.70%           1.37%           2.65%        151.56%
Year Ended October 31, 2005            $      218             1.31%            3.18%           1.37%           3.09%        153.31%
Year Ended October 31, 2006            $      181             1.32%            3.56%           1.36%           3.52%        113.91%
Year Ended October 31, 2007 (g)        $      253             1.33%            4.01%           1.37%           3.97%        164.97%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2006 (f)      $        5             1.31%            3.73%           1.38%           3.66%        113.91%
Year Ended October 31, 2007 (g)        $       63             1.33%            3.99%           1.38%           3.94%        164.97%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003            $  481,326             0.31%            3.34%           0.42%           3.23%        139.66%
Year Ended October 31, 2004            $  952,042             0.31%            3.69%           0.37%           3.63%        151.56%
Year Ended October 31, 2005            $1,470,683             0.31%            4.14%           0.37%           4.09%        153.31%
Year Ended October 31, 2006            $2,036,325             0.32%            4.57%           0.36%           4.53%        113.91%
Year Ended October 31, 2007 (g)        $1,047,851             0.32%            4.99%           0.35%           4.96%        164.97%
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from March 29, 2006 (commencement of operations) through October 31, 2006.

(g) Net investment income (loss) is based on average shares outstanding during the period.

48 | INDEX SERIES

SECTION 6 NATIONWIDE INTERNATIONAL INDEX FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      INVESTMENT ACTIVITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET
                                                                                                              REALIZED
                                                                                                                   AND
                                                                                  NET ASSET          NET    UNREALIZED
                                                                                     VALUE,   INVESTMENT         GAINS   TOTAL FROM
                                                                               BEGINNING OF       INCOME   (LOSSES) ON   INVESTMENT
                                                                                     PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                                         $  5.31         0.09          1.25         1.34
Year Ended October 31, 2004                                                         $  6.55         0.10          1.07         1.17
Year Ended October 31, 2005                                                         $  7.63         0.16          1.18         1.34
Year Ended October 31, 2006                                                         $  8.69         0.16          2.11         2.27
Year Ended October 31, 2007 (i)                                                     $ 10.59         0.24          2.32         2.56
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003                                                         $  5.26         0.06          1.24         1.30
Year Ended October 31, 2004                                                         $  6.48         0.06          1.05         1.11
Year Ended October 31, 2005                                                         $  7.54         0.08          1.19         1.27
Year Ended October 31, 2006                                                         $  8.57         0.13          2.05         2.18
Year Ended October 31, 2007 (i)                                                     $ 10.42         0.18          2.27         2.45
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2005 (g)                                                   $  8.27         0.09          0.19         0.28
Year Ended October 31, 2006                                                         $  8.44         0.11          2.04         2.15
Year Ended October 31, 2007 (i)                                                     $ 10.25         0.16          2.25         2.41
------------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (h) (i)                                               $ 10.96         0.21          1.57         1.78
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                                                         $  5.32         0.11          1.25         1.36
Year Ended October 31, 2004                                                         $  6.56         0.12          1.08         1.20
Year Ended October 31, 2005                                                         $  7.64         0.18          1.19         1.37
Year Ended October 31, 2006                                                         $  8.70         0.22          2.09         2.31
Year Ended October 31, 2007 (i)                                                     $ 10.61         0.30          2.32         2.62
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NET        NET                    NET ASSET
                                                                INVESTMENT   REALIZED           TOTAL   VALUE, END           TOTAL
                                                                    INCOME      GAINS   DISTRIBUTIONS    OF PERIOD   RETURN (a)(b)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                          (0.10)        --           (0.10)     $  6.55           25.51%
Year Ended October 31, 2004                                          (0.09)        (f)          (0.09)     $  7.63           18.01%
Year Ended October 31, 2005                                          (0.20)     (0.08)          (0.28)     $  8.69           17.83%
Year Ended October 31, 2006                                          (0.12)     (0.25)          (0.37)     $ 10.59           26.89%
Year Ended October 31, 2007 (i)                                      (0.25)     (0.30)          (0.55)     $ 12.60           24.91%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003                                          (0.08)        --           (0.08)     $  6.48           24.88%
Year Ended October 31, 2004                                          (0.05)        (f)          (0.05)     $  7.54           17.21%
Year Ended October 31, 2005                                          (0.16)     (0.08)          (0.24)     $  8.57           17.17%
Year Ended October 31, 2006                                          (0.08)     (0.25)          (0.33)     $ 10.42           25.98%
Year Ended October 31, 2007 (i)                                      (0.18)     (0.30)          (0.48)     $ 12.39           24.18%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2005 (g)                                    (0.11)        --           (0.11)     $  8.44            3.63%
Year Ended October 31, 2006                                          (0.09)     (0.25)          (0.34)     $ 10.25           26.06%
Year Ended October 31, 2007 (i)                                      (0.19)     (0.30)          (0.49)     $ 12.17           24.22%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (h) (i)                                (0.14)        --           (0.14)     $ 12.60           16.39%
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                                          (0.12)        --           (0.12)     $  6.56           25.90%
Year Ended October 31, 2004                                          (0.12)        (f)          (0.12)     $  7.64           18.43%
Year Ended October 31, 2005                                          (0.23)     (0.08)          (0.31)     $  8.70           18.26%
Year Ended October 31, 2006                                          (0.15)     (0.25)          (0.40)     $ 10.61           27.32%
Year Ended October 31, 2007 (i)                                      (0.29)     (0.30)          (0.59)     $ 12.64           25.49%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                          RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        RATIO OF NET
                                                                               RATIO        RATIO OF      INVESTMENT
                                                                              OF NET        EXPENSES   INCOME (LOSS)
                                                                          INVESTMENT       (PRIOR TO       (PRIOR TO
                                        NET ASSETS         RATIO OF           INCOME      REIMBURSE-      REIMBURSE-
                                         AT END OF         EXPENSES        (LOSS) TO       MENTS) TO       MENTS) TO
                                            PERIOD       TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET     PORTFOLIO
                                            (000S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003            $    16,404             0.75%            1.71%           0.88%           1.58%          7.71%
Year Ended October 31, 2004            $    34,183             0.76%            1.57%           0.82%           1.51%          7.62%
Year Ended October 31, 2005            $    40,565             0.76%            1.81%           0.83%           1.75%         12.24%
Year Ended October 31, 2006            $   103,403             0.76%            1.95%           0.80%           1.91%          8.66%
Year Ended October 31, 2007 (i)        $   232,958             0.79%            2.27%           0.81%           2.25%          6.15%
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003            $       105             1.36%            1.03%           1.48%           0.90%          7.71%
Year Ended October 31, 2004            $       159             1.36%            0.98%           1.42%           0.92%          7.62%
Year Ended October 31, 2005            $       396             1.36%            1.14%           1.43%           1.07%         12.24%
Year Ended October 31, 2006            $       605             1.37%            1.41%           1.41%           1.37%          8.66%
Year Ended October 31, 2007 (i)        $       714             1.37%            1.62%           1.39%           1.60%          6.15%
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2005 (g)      $       152             1.36%            1.57%           1.43%           1.50%         12.24%
Year Ended October 31, 2006            $       639             1.37%            1.36%           1.41%           1.33%          8.66%
Year Ended October 31, 2007 (i)        $     1,665             1.37%            1.69%           1.39%           1.67%          6.15%
------------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (h) (i)  $         1             0.76%            2.82%           0.77%           2.80%          6.15%
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003            $   359,705             0.36%            1.99%           0.48%           1.87%          7.71%
Year Ended October 31, 2004            $   855,050             0.36%            1.99%           0.42%           1.93%          7.62%
Year Ended October 31, 2005            $ 1,320,858             0.36%            2.17%           0.43%           2.10%         12.24%
Year Ended October 31, 2006            $ 1,900,802             0.37%            2.34%           0.41%           2.30%          8.66%
Year Ended October 31, 2007 (i)        $ 2,425,068             0.37%            2.62%           0.39%           2.60%          6.15%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)   The amount is less than $0.005.

(g) For period from February 14, 2005 (commencement of operations) through October 31, 2005.

(h) For the period from March 9, 2007 (commencement of operations) through October 31, 2007.

(i) Net investment income (loss) is based on average shares outstanding during the period.

                                                               INDEX SERIES | 49

SECTION 6 NATIONWIDE MID CAP MARKET INDEX FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      INVESTMENT ACTIVITIES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET
                                                                                                              REALIZED
                                                                                  NET ASSET          NET           AND
                                                                                     VALUE,   INVESTMENT    UNREALIZED   TOTAL FROM
                                                                                  BEGINNING       INCOME      GAINS ON   INVESTMENT
                                                                                  OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                                          $ 9.19         0.04          2.68         2.72
Year Ended October 31, 2004                                                          $11.87         0.05          1.13         1.18
Year Ended October 31, 2005                                                          $12.89         0.12          2.04         2.16
Year Ended October 31, 2006                                                          $14.68         0.17          1.63         1.80
Year Ended October 31, 2007                                                          $15.64         0.17          2.22         2.39
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003                                                          $ 9.13        (0.02)         2.66         2.64
Year Ended October 31, 2004                                                          $11.77        (0.02)         1.12         1.10
Year Ended October 31, 2005                                                          $12.75         0.03          2.01         2.04
Year Ended October 31, 2006                                                          $14.50         0.07          1.63         1.70
Year Ended October 31, 2007                                                          $15.45         0.08          2.19         2.27
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2003 (f)                                                    $11.43           --          0.33         0.33
Year Ended October 31, 2004                                                          $11.76        (0.02)         1.12         1.10
Year Ended October 31, 2005                                                          $12.74         0.02          2.01         2.03
Year Ended October 31, 2006                                                          $14.46         0.07          1.62         1.69
Year Ended October 31, 2007                                                          $15.38         0.08          2.18         2.26
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (g)                                                    $15.72         0.09          1.35         1.44
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                                                          $ 9.25         0.08          2.70         2.78
Year Ended October 31, 2004                                                          $11.95         0.11          1.13         1.24
Year Ended October 31, 2005                                                          $12.96         0.17          2.06         2.23
Year Ended October 31, 2006                                                          $14.77         0.22          1.65         1.87
Year Ended October 31, 2007                                                          $15.75         0.23          2.24         2.47
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                         NET        NET                    NET ASSET
                                                                  INVESTMENT   REALIZED           TOTAL   VALUE, END           TOTAL
                                                                      INCOME      GAINS   DISTRIBUTIONS    OF PERIOD   RETURN (a)(b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                           (0.04)        --           (0.04)       $11.87          29.72%
Year Ended October 31, 2004                                           (0.04)     (0.12)          (0.16)       $12.89          10.07%
Year Ended October 31, 2005                                           (0.11)     (0.26)          (0.37)       $14.68          16.94%
Year Ended October 31, 2006                                           (0.18)     (0.66)          (0.84)       $15.64          12.57%
Year Ended October 31, 2007                                           (0.21)     (1.42)          (1.63)       $16.40          16.20%
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003                                              --         --              --        $11.77          28.96%
Year Ended October 31, 2004                                              --      (0.12)          (0.12)       $12.75           9.44%
Year Ended October 31, 2005                                           (0.03)     (0.26)          (0.29)       $14.50          16.15%
Year Ended October 31, 2006                                           (0.09)     (0.66)          (0.75)       $15.45          11.98%
Year Ended October 31, 2007                                           (0.12)     (1.42)          (1.54)       $16.18          15.52%
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2003 (f)                                        --         --              --        $11.76           2.89%
Year Ended October 31, 2004                                              --      (0.12)          (0.12)       $12.74           9.48%
Year Ended October 31, 2005                                           (0.05)     (0.26)          (0.31)       $14.46          16.13%
Year Ended October 31, 2006                                           (0.11)     (0.66)          (0.77)       $15.38          11.96%
Year Ended October 31, 2007                                           (0.13)     (1.42)          (1.55)       $16.09          15.52%
------------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (g)                                     (0.18)     (0.59)          (0.77)       $16.39           9.40%
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                                           (0.08)        --           (0.08)       $11.95          30.21%
Year Ended October 31, 2004                                           (0.11)     (0.12)          (0.23)       $12.96          10.47%
Year Ended October 31, 2005                                           (0.16)     (0.26)          (0.42)       $14.77          17.41%
Year Ended October 31, 2006                                           (0.23)     (0.66)          (0.89)       $15.75          13.06%
Year Ended October 31, 2007                                           (0.27)     (1.42)          (1.69)       $16.53          16.66%
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                         RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       RATIO OF NET
                                                                              RATIO        RATIO OF      INVESTMENT
                                                                             OF NET        EXPENSES   INCOME (LOSS)
                                                                         INVESTMENT       (PRIOR TO       (PRIOR TO
                                       NET ASSETS         RATIO OF           INCOME      REIMBURSE-      REIMBURSE-
                                        AT END OF         EXPENSES        (LOSS) TO       MENTS) TO       MENTS) TO
                                           PERIOD       TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                           (000S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003            $   38,693            0.71%           0.48%            0.82%          0.37%           8.26%
Year Ended October 31, 2004            $   65,059            0.70%           0.50%            0.77%          0.44%          15.75%
Year Ended October 31, 2005            $  150,305            0.70%           0.90%            0.77%          0.84%          18.44%
Year Ended October 31, 2006            $  192,274            0.71%           1.09%            0.76%          1.05%          15.59%
Year Ended October 31, 2007            $  218,928            0.74%           1.05%            0.77%          1.01%          21.52%
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003            $      295            1.31%          (0.13%)           1.42%         (0.25%)          8.26%
Year Ended October 31, 2004            $      657            1.31%          (0.10%)           1.37%         (0.17%)         15.75%
Year Ended October 31, 2005            $      884            1.31%           0.27%            1.38%          0.21%          18.44%
Year Ended October 31, 2006            $      935            1.32%           0.49%            1.37%          0.43%          15.59%
Year Ended October 31, 2007            $    1,001            1.32%           0.49%            1.36%          0.45%          21.52%
----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2003 (f)      $       21            1.31%           0.16%            1.71%         (0.24%)          8.26%
Year Ended October 31, 2004            $       26            1.31%          (0.10%)           1.38%         (0.17%)         15.75%
Year Ended October 31, 2005            $      225            1.31%           0.28%            1.39%          0.21%          18.44%
Year Ended October 31, 2006            $      794            1.32%           0.42%            1.37%          0.38%          15.59%
Year Ended October 31, 2007            $    1,230            1.32%           0.40%            1.36%          0.36%          21.52%
----------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (g)      $        1            0.73%           0.74%            0.75%          0.73%          21.52%
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003            $  247,960            0.31%           0.87%            0.42%          0.76%           8.26%
Year Ended October 31, 2004            $  530,191            0.31%           0.89%            0.37%          0.83%          15.75%
Year Ended October 31, 2005            $  857,475            0.31%           1.27%            0.38%          1.21%          18.44%
Year Ended October 31, 2006            $1,108,039            0.32%           1.47%            0.37%          1.43%          15.59%
Year Ended October 31, 2007            $  724,960            0.32%           1.67%            0.35%          1.64%          21.52%
----------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

(g) For the period from March 9, 2007 (commencement of operations) through October 31, 2007.

50 | INDEX SERIES

SECTION 6 NATIONWIDE S&P 500 INDEX FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      INVESTMENT ACTIVITIES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET
                                                                                                              REALIZED
                                                                                  NET ASSET          NET           AND
                                                                                     VALUE,   INVESTMENT    UNREALIZED   TOTAL FROM
                                                                                  BEGINNING       INCOME      GAINS ON   INVESTMENT
                                                                                  OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                                         $  7.62         0.10          1.41         1.51
Year Ended October 31, 2004                                                         $  9.04         0.11          0.70         0.81
Year Ended October 31, 2005                                                         $  9.74         0.15          0.64         0.79
Year Ended October 31, 2006                                                         $ 10.36         0.16          1.47         1.63
Year Ended October 31, 2007                                                         $ 11.75         0.19          1.44         1.63
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003                                                         $  7.59         0.04          1.41         1.45
Year Ended October 31, 2004                                                         $  9.00         0.05          0.69         0.74
Year Ended October 31, 2005                                                         $  9.70         0.09          0.63         0.72
Year Ended October 31, 2006                                                         $ 10.33         0.08          1.46         1.54
Year Ended October 31, 2007                                                         $ 11.71         0.09          1.43         1.52
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2003 (f )                                                  $  8.83             (h)       0.18         0.18
Year Ended October 31, 2004                                                         $  9.01         0.05          0.67         0.72
Year Ended October 31, 2005                                                         $  9.67         0.08          0.64         0.72
Year Ended October 31, 2006                                                         $ 10.28         0.08          1.46         1.54
Year Ended October 31, 2007                                                         $ 11.65         0.10          1.42         1.52
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (g)                                                   $ 12.13         0.10          1.03         1.13
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SERVICE CLASS SHARES
Year Ended October 31, 2003                                                         $  7.64         0.10          1.42         1.52
Year Ended October 31, 2004                                                         $  9.07         0.12          0.69         0.81
Year Ended October 31, 2005                                                         $  9.77         0.18          0.62         0.80
Year Ended October 31, 2006                                                         $ 10.40         0.17          1.46         1.63
Year Ended October 31, 2007                                                         $ 11.79         0.20          1.44         1.64
-----------------------------------------------------------------------------------------------------------------------------------

LOCAL FUND SHARES
Year Ended October 31, 2003                                                         $  7.66         0.12          1.42         1.54
Year Ended October 31, 2004                                                         $  9.09         0.14          0.69         0.83
Year Ended October 31, 2005                                                         $  9.79         0.20          0.63         0.83
Year Ended October 31, 2006                                                         $ 10.43         0.19          1.47         1.66
Year Ended October 31, 2007                                                         $ 11.83         0.22          1.44         1.66
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         NET        NET                   NET ASSET
                                                                  INVESTMENT   REALIZED          TOTAL   VALUE, END          TOTAL
                                                                      INCOME      GAINS  DISTRIBUTIONS    OF PERIOD   RETURN (a)(b)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                            (0.09)        --          (0.09)     $  9.04          20.03%
Year Ended October 31, 2004                                            (0.11)        --          (0.11)     $  9.74           8.99%
Year Ended October 31, 2005                                            (0.17)        --          (0.17)     $ 10.36           8.11%
Year Ended October 31, 2006                                            (0.16)     (0.08)         (0.24)     $ 11.75          15.90%
Year Ended October 31, 2007                                            (0.20)     (0.05)         (0.25)     $ 13.13          13.98%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003                                            (0.04)        --          (0.04)     $  9.00          19.14%
Year Ended October 31, 2004                                            (0.04)        --          (0.04)     $  9.70           8.23%
Year Ended October 31, 2005                                            (0.09)        --          (0.09)     $ 10.33           7.45%
Year Ended October 31, 2006                                            (0.08)     (0.08)         (0.16)     $ 11.71          15.01%
Year Ended October 31, 2007                                            (0.11)     (0.05)         (0.16)     $ 13.07          13.09%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2003 (f)                                         --         --             --      $  9.01           2.04%
Year Ended October 31, 2004                                            (0.06)        --          (0.06)     $  9.67           8.06%
Year Ended October 31, 2005                                            (0.11)        --          (0.11)     $ 10.28           7.44%
Year Ended October 31, 2006                                            (0.09)     (0.08)         (0.17)     $ 11.65          15.06%
Year Ended October 31, 2007                                            (0.12)     (0.05)         (0.17)     $ 13.00          13.11%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (g)                                      (0.14)        --          (0.14)     $ 13.12           9.34%
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SERVICE CLASS SHARES
Year Ended October 31, 2003                                            (0.09)        --          (0.09)     $  9.07          20.11%
Year Ended October 31, 2004                                            (0.11)        --          (0.11)     $  9.77           9.14%
Year Ended October 31, 2005                                            (0.17)        --          (0.17)     $ 10.40           8.29%
Year Ended October 31, 2006                                            (0.16)     (0.08)         (0.24)     $ 11.79          15.85%
Year Ended October 31, 2007                                            (0.20)     (0.05)         (0.25)     $ 13.18          14.01%
-----------------------------------------------------------------------------------------------------------------------------------

LOCAL FUND SHARES
Year Ended October 31, 2003                                            (0.11)        --          (0.11)     $  9.09          20.26%
Year Ended October 31, 2004                                            (0.13)        --          (0.13)     $  9.79           8.85%
Year Ended October 31, 2005                                            (0.19)        --          (0.19)     $ 10.43           8.45%
Year Ended October 31, 2006                                            (0.18)     (0.08)         (0.26)     $ 11.83          16.10%
Year Ended October 31, 2007                                            (0.22)     (0.05)         (0.27)     $ 13.22          14.15%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         RATIO OF NET
                                                                                  RATIO       RATIO OF     INVESTMENT
                                                                                 OF NET       EXPENSES   INCOME (LOSS)
                                                                             INVESTMENT      (PRIOR TO      (PRIOR TO
                                            NET ASSETS        RATIO OF           INCOME     REIMBURSE-     REIMBURSE-
                                             AT END OF        EXPENSES        (LOSS) TO      MENTS) TO      MENTS) TO
                                                PERIOD      TO AVERAGE          AVERAGE    AVERAGE NET    AVERAGE NET    PORTFOLIO
                                                (000S)  NET ASSETS (c)   NET ASSETS (c)  ASSETS (c)(d)  ASSETS (c)(d)  TURNOVER (e)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                   $  5,795            0.48%            1.28%          0.56%          1.21%         1.30%
Year Ended October 31, 2004                   $  7,822            0.50%            1.18%          0.54%          1.13%         1.71%
Year Ended October 31, 2005                   $ 24,805            0.50%            1.49%          0.56%          1.43%         5.28%
Year Ended October 31, 2006                   $ 42,670            0.49%            1.46%          0.52%          1.43%         2.63%
Year Ended October 31, 2007                   $ 84,794            0.49%            1.48%          0.51%          1.46%         3.56%
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003                   $  3,713            1.23%            0.54%          1.30%          0.47%         1.30%
Year Ended October 31, 2004                   $  4,820            1.23%            0.45%          1.27%          0.41%         1.71%
Year Ended October 31, 2005                   $  5,707            1.23%            0.90%          1.28%          0.86%         5.28%
Year Ended October 31, 2006                   $  6,296            1.23%            0.75%          1.26%          0.72%         2.63%
Year Ended October 31, 2007                   $ 12,040            1.23%            0.75%          1.25%          0.73%         3.56%
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2003 (f )            $     10            1.23%            0.48%          1.23%          0.48%         1.30%
Year Ended October 31, 2004                   $    250            1.23%            0.46%          1.27%          0.42%         1.71%
Year Ended October 31, 2005                   $    831            1.23%            0.71%          1.28%          0.65%         5.28%
Year Ended October 31, 2006                   $  1,423            1.23%            0.72%          1.26%          0.69%         2.63%
Year Ended October 31, 2007                   $  3,208            1.23%            0.74%          1.25%          0.72%         3.56%
------------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (g)             $    236            0.74%            1.12%          0.76%          1.10%         3.56%
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SERVICE CLASS SHARES
Year Ended October 31, 2003                   $ 55,197            0.48%            1.29%          0.55%          1.21%         1.30%
Year Ended October 31, 2004                   $ 69,569            0.48%            1.21%          0.52%          1.16%         1.71%
Year Ended October 31, 2005                   $ 69,996            0.48%            1.68%          0.52%          1.63%         5.28%
Year Ended October 31, 2006                   $ 82,443            0.48%            1.49%          0.51%          1.47%         2.63%
Year Ended October 31, 2007                   $ 98,679            0.48%            1.52%          0.49%          1.50%         3.56%
------------------------------------------------------------------------------------------------------------------------------------

LOCAL FUND SHARES
Year Ended October 31, 2003                   $     97            0.30%            1.47%          0.37%          1.40%         1.30%
Year Ended October 31, 2004                   $    106            0.30%            1.38%          0.34%          1.34%         1.71%
Year Ended October 31, 2005                   $    115            0.30%            1.85%          0.35%          1.80%         5.28%
Year Ended October 31, 2006                   $    134            0.30%            1.67%          0.33%          1.65%         2.63%
Year Ended October 31, 2007                   $    162            0.30%            1.71%          0.32%          1.69%         3.56%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

(g) For the period from January 30, 2007 (commencement of operations) through October 31, 2007.

(h)   The amount is less than $0.005.

                                                               INDEX SERIES | 51

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       INVESTMENT ACTIVITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET
                                                                                                              REALIZED
                                                                                                                   AND
                                                                                  NET ASSET          NET    UNREALIZED
                                                                                     VALUE,   INVESTMENT         GAINS   TOTAL FROM
                                                                                  BEGINNING       INCOME   (LOSSES) ON   INVESTMENT
                                                                                  OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                                                          $ 7.64         0.11          1.43         1.54
Year Ended October 31, 2004                                                          $ 9.07         0.13          0.70         0.83
Year Ended October 31, 2005                                                          $ 9.77         0.19          0.64         0.83
Year Ended October 31, 2006                                                          $10.41         0.19          1.47         1.66
Year Ended October 31, 2007                                                          $11.80         0.23          1.44         1.67
------------------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES
Year Ended October 31, 2003                                                          $ 7.61         0.09          1.41         1.50
Year Ended October 31, 2004                                                          $ 9.03         0.11          0.69         0.80
Year Ended October 31, 2005                                                          $ 9.73         0.16          0.62         0.78
Year Ended October 31, 2006                                                          $10.36         0.15          1.46         1.61
Year Ended October 31, 2007                                                          $11.75         0.18          1.43         1.61
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                        NET        NET                    NET ASSET
                                                                 INVESTMENT   REALIZED           TOTAL   VALUE, END           TOTAL
                                                                     INCOME      GAINS   DISTRIBUTIONS    OF PERIOD   RETURN (a)(b)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                                           (0.11)        --           (0.11)      $ 9.07           20.39%
Year Ended October 31, 2004                                           (0.13)        --           (0.13)      $ 9.77            8.86%
Year Ended October 31, 2005                                           (0.19)        --           (0.19)      $10.41            8.55%
Year Ended October 31, 2006                                           (0.19)     (0.08)          (0.27)      $11.80           16.12%
Year Ended October 31, 2007                                           (0.23)     (0.05)          (0.28)      $13.19           14.26%
------------------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES
Year Ended October 31, 2003                                           (0.08)        --           (0.08)      $ 9.03           19.89%
Year Ended October 31, 2004                                           (0.10)        --           (0.10)      $ 9.73            9.24%
Year Ended October 31, 2005                                           (0.15)        --           (0.15)      $10.36            8.06%
Year Ended October 31, 2006                                           (0.14)     (0.08)          (0.22)      $11.75           15.74%
Year Ended October 31, 2007                                           (0.18)     (0.05)          (0.23)      $13.13           13.79%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       RATIO OF NET
                                                                           RATIO        RATIO OF         INVESTMENT
                                                                          OF NET        EXPENSES      INCOME (LOSS)
                                                                      INVESTMENT       (PRIOR TO          (PRIOR TO
                                    NET ASSETS         RATIO OF           INCOME      REIMBURSE-         REIMBURSE-
                                     AT END OF         EXPENSES        (LOSS) TO       MENTS) TO          MENTS) TO
                                        PERIOD       TO AVERAGE          AVERAGE     AVERAGE NET        AVERAGE NET      PORTFOLIO
                                        (000S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)      ASSETS (c)(d)   TURNOVER (e)
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003         $  620,598             0.23%            1.52%           0.30%              1.45%          1.30%
Year Ended October 31, 2004         $1,247,061             0.23%            1.45%           0.27%              1.41%          1.71%
Year Ended October 31, 2005         $2,007,290             0.23%            1.86%           0.28%              1.81%          5.28%
Year Ended October 31, 2006         $2,689,368             0.23%            1.73%           0.26%              1.71%          2.63%
Year Ended October 31, 2007         $1,834,780             0.23%            1.82%           0.24%              1.81%          3.56%
-----------------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES
Year Ended October 31, 2003         $  413,554             0.63%            1.14%           0.70%              1.06%          1.30%
Year Ended October 31, 2004         $  523,127             0.63%            1.05%           0.67%              1.01%          1.71%
Year Ended October 31, 2005         $  578,102             0.63%            1.51%           0.67%              1.47%          5.28%
Year Ended October 31, 2006         $  628,021             0.63%            1.35%           0.66%              1.32%          2.63%
Year Ended October 31, 2007         $  666,420             0.63%            1.37%           0.65%              1.35%          3.56%
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

52 | INDEX SERIES

SECTION 6 NATIONWIDE SMALL CAP INDEX FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       INVESTMENT ACTIVITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    NET
                                                                                                               REALIZED
                                                                                                                    AND
                                                                                   NET ASSET          NET    UNREALIZED
                                                                                      VALUE,   INVESTMENT         GAINS   TOTAL FROM
                                                                                   BEGINNING       INCOME   (LOSSES) ON   INVESTMENT
                                                                                   OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                                           $ 7.27         0.05          2.98         3.03
Year Ended October 31, 2004                                                           $10.25         0.06          1.06         1.12
Year Ended October 31, 2005                                                           $11.15         0.10          1.20         1.30
Year Ended October 31, 2006                                                           $11.90         0.15          2.06         2.21
Year Ended October 31, 2007                                                           $13.47         0.14          0.94         1.08
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003                                                           $ 7.25           --          2.97         2.97
Year Ended October 31, 2004                                                           $10.21        (0.01)         1.05         1.04
Year Ended October 31, 2005                                                           $11.08         0.03          1.19         1.22
Year Ended October 31, 2006                                                           $11.82         0.08          2.02         2.10
Year Ended October 31, 2007                                                           $13.36         0.06          0.93         0.99
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2003 (f)                                                     $ 9.91           --          0.29         0.29
Year Ended October 31, 2004                                                           $10.20           --          1.06         1.06
Year Ended October 31, 2005                                                           $11.08         0.03          1.19         1.22
Year Ended October 31, 2006                                                           $11.80         0.06          2.05         2.11
Year Ended October 31, 2007                                                           $13.33         0.06          0.93         0.99
------------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (g)                                                     $12.75         0.07          0.64         0.71
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                                                           $ 7.32         0.08          3.00         3.08
Year Ended October 31, 2004                                                           $10.32         0.10          1.09         1.19
Year Ended October 31, 2005                                                           $11.24         0.15          1.21         1.36
Year Ended October 31, 2006                                                           $12.00         0.20          2.07         2.27
Year Ended October 31, 2007                                                           $13.59         0.20          0.94         1.14
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   NET        NET                        NET ASSET
                                                            INVESTMENT   REALIZED           TOTAL       VALUE, END           TOTAL
                                                                INCOME      GAINS   DISTRIBUTIONS        OF PERIOD   RETURN (a)(b)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003                                      (0.05)        --           (0.05)          $10.25           41.89%
Year Ended October 31, 2004                                      (0.05)     (0.17)          (0.22)          $11.15           11.08%
Year Ended October 31, 2005                                      (0.10)     (0.45)          (0.55)          $11.90           11.67%
Year Ended October 31, 2006                                      (0.15)     (0.49)          (0.64)          $13.47           19.14%
Year Ended October 31, 2007                                      (0.18)     (1.28)          (1.46)          $13.09            8.36%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003                                      (0.01)        --           (0.01)          $10.21           40.98%
Year Ended October 31, 2004                                         --      (0.17)          (0.17)          $11.08           10.28%
Year Ended October 31, 2005                                      (0.03)     (0.45)          (0.48)          $11.82           10.98%
Year Ended October 31, 2006                                      (0.07)     (0.49)          (0.56)          $13.36           18.38%
Year Ended October 31, 2007                                      (0.09)     (1.28)          (1.37)          $12.98            7.68%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2003 (f)                                   --         --              --           $10.20            2.93%
Year Ended October 31, 2004                                      (0.01)     (0.17)          (0.18)          $11.08           10.48%
Year Ended October 31, 2005                                      (0.05)     (0.45)          (0.50)          $11.80           10.99%
Year Ended October 31, 2006                                      (0.09)     (0.49)          (0.58)          $13.33           18.40%
Year Ended October 31, 2007                                      (0.10)     (1.28)          (1.38)          $12.94            7.74%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (g)                                (0.15)     (0.23)          (0.38)          $13.08            5.64%
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003                                      (0.08)        --           (0.08)          $10.32           42.49%
Year Ended October 31, 2004                                      (0.10)     (0.17)          (0.27)          $11.24           11.51%
Year Ended October 31, 2005                                      (0.15)     (0.45)          (0.60)          $12.00           12.11%
Year Ended October 31, 2006                                      (0.19)     (0.49)          (0.68)          $13.59           19.60%
Year Ended October 31, 2007                                      (0.23)     (1.28)          (1.51)          $13.22            8.76%
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                     RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     RATIO OF NET
                                                                           RATIO         RATIO OF      INVESTMENT
                                                                          OF NET         EXPENSES   INCOME (LOSS)
                                                                      INVESTMENT        (PRIOR TO       (PRIOR TO
                                    NET ASSETS         RATIO OF           INCOME       REIMBURSE-      REIMBURSE-
                                     AT END OF         EXPENSES        (LOSS) TO        MENTS) TO       MENTS) TO
                                        PERIOD       TO AVERAGE          AVERAGE      AVERAGE NET     AVERAGE NET       PORTFOLIO
                                        (000S)   NET ASSETS (c)   NET ASSETS (c)    ASSETS (c)(d)   ASSETS (c)(d)    TURNOVER (e)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2003           $ 42,343             0.69%            0.61%            0.83%           0.47%          25.63%
Year Ended October 31, 2004           $ 62,688             0.69%            0.56%            0.77%           0.48%          24.10%
Year Ended October 31, 2005           $ 65,751             0.69%            0.90%            0.77%           0.82%          24.14%
Year Ended October 31, 2006           $114,281             0.70%            1.21%            0.74%           1.17%          31.51%
Year Ended October 31, 2007           $124,189             0.71%            1.03%            0.75%           1.00%          19.60%
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year Ended October 31, 2003           $    249             1.29%            0.04%            1.44%          (0.11%)         25.63%
Year Ended October 31, 2004           $    424             1.29%           (0.04%)           1.37%          (0.12%)         24.10%
Year Ended October 31, 2005           $    444             1.29%            0.28%            1.37%           0.21%          24.14%
Year Ended October 31, 2006           $    482             1.30%            0.62%            1.35%           0.57%          31.51%
Year Ended October 31, 2007           $    449             1.30%            0.45%            1.34%           0.41%          19.60%
----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period Ended October 31, 2003 (f)     $     21             1.29%            0.07%            1.38%          (0.02%)         25.63%
Year Ended October 31, 2004           $     39             1.29%           (0.04%)           1.37%          (0.12%)         24.10%
Year Ended October 31, 2005           $    200             1.29%            0.23%            1.37%           0.16%          24.14%
Year Ended October 31, 2006           $    534             1.30%            0.53%            1.35%           0.49%          31.51%
Year Ended October 31, 2007           $    640             1.30%            0.42%            1.34%           0.38%          19.60%
----------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
Period Ended October 31, 2007 (g)     $      1             0.68%            0.84%            0.70%           0.81%          19.60%
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2003           $ 99,904             0.29%            1.04%            0.44%           0.89%          25.63%
Year Ended October 31, 2004           $210,322             0.29%            0.97%            0.37%           0.88%          24.10%
Year Ended October 31, 2005           $348,509             0.29%            1.28%            0.37%           1.21%          24.14%
Year Ended October 31, 2006           $518,239             0.30%            1.61%            0.35%           1.57%          31.51%
Year Ended October 31, 2007           $320,319             0.30%            1.53%            0.33%           1.50%          19.60%
----------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

(g) For the period from March 9, 2007 (commencement of operations) through October 31, 2007.

                                                               INDEX SERIES | 53

INFORMATION FROM NATIONWIDE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

o Statement of Additional Information (incorporated by reference into this Prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

o     Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

BY OVERNIGHT MAIL:
Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Nationwide Funds' website at www.nationwidefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC

o     on the SEC's EDGAR database via the Internet at www.sec.gov;

o     by electronic request to publicinfo@sec.gov;

o in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090) or


o by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)


The Trust's Investment Company Act File No.: 811-08495

The Nationwide framemark and ON YOUR SIDE are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.

(C)2008 Nationwide Funds Group. All rights reserved.                 PR-IDX 2/08